UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA			90017
(Address of principal executive offices)			(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders. The Semi-Annual Report for the period November 1, 2006 through April 30, 2007 is filed herewith.

2

TCW US EQUITIES AND

LIFEPLAN FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2007

Where experts invest.

U.S. EQUITIES

TCW Funds, Inc.

Table of Contents	April 30, 2007
Letter To Shareholders	1

Performance Summary	2

Schedules of Investments:

TCW Balanced Fund	3

TCW Diversified Value Fund	7

TCW Dividend Focused Fund	13

TCW Equities Fund	19

TCW Focused Equities Fund	25

TCW Growth Equities Fund	30

TCW Growth Insights Fund	36

TCW Large Cap Core Fund	40

TCW Large Cap Growth Fund	44

TCW Opportunity Fund	48

TCW Select Equities Fund	56

TCW Small Cap Growth Fund	61

TCW Value Added Fund	67

TCW Value Opportunities Fund	79

TCW Conservative LifePlan Fund	85

TCW Moderate LifePlan Fund	87

TCW Aggressive LifePlan Fund	89

TCW Global Aggressive LifePlan Fund	91

Statements of Assets and Liabilities	93

Statements of Operations	98

Statements of Changes in Net Assets	103

Notes to Financial Statements	112

Financial Highlights	132

Shareholder Expenses	173

Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule	177

(THIS PAGE INTENTIONALLY LEFT BLANK)

U.S. EQUITIES

To Our Valued Shareholders

We are pleased to submit the April 30, 2007 semi-annual reports for the TCW Funds, Inc. These reports contain detailed information outlining the performance of our various funds and a listing of the portfolio securities as of April 30, 2007.

The Fund Family has added several new funds which use a multi-strategy approach to aid you in attaining your investment objectives. The TCW Balanced Fund is a traditional balanced strategy utilizing equity and fixed income securities and it is managed by two of our award winning portfolio managers, Diane Jaffee and Jeffrey Gundlach. Our TCW LifePlan Funds feature four asset allocation strategies with investment risk profiles ranging from conservative to globally aggressive. Good asset allocation is about making your life easier and ensuring that your assets grow over time. The TCW LifePlan Funds have been specifically designed with an eye toward simplicity. Now you can gain ownership in some of TCW's best mutual funds through one simple investment.

In January of this year, Morningstar honored the TCW Total Return Bond Fund and its portfolio management team, led by Jeffrey Gundlach, with its 2006 Fixed Income Manager of the Year Award. We are quite proud of this achievement and applaud Jeffrey and his team for their outstanding effort in managing the fund.

The TCW Funds, Inc. continues to provide our shareholders with innovative investment strategies featuring competitive expense ratios. On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Funds, Inc., I invite you to visit our web site at www.tcwfunds.com or call our shareholder services department at 1-800-FUND-TCW (1-800-386-3829).

Sincerely,

Alvin R. Albe, Jr.
President and Chief Executive Officer

May 31, 2007

U.S. EQUITIES

TCW Funds, Inc.

Performance Summary (Unaudited)	April 30, 2007

		Total Return Annualized As of April 30, 2007
	NAV	1-Year	5-Year	10-Year		Since Inception		Inception Date
TCW Balanced Fund — I Class	$11.07	N/A	N/A	N/A		11.26	% (1)	09/01/06
TCW Balanced Fund — N Class	$10.99	N/A	N/A	N/A		11.18	% (1)	09/01/06
TCW Diversified Value Fund — I Class	$17.36	15.98%	N/A	N/A		15.67%		01/02/04
TCW Diversified Value Fund — N Class	$17.30	15.81%	12.18%	N/A		8.04	% (2)	01/02/98 (3)
TCW Dividend Focused Fund — I Class	$14.13	17.92%	N/A	N/A		15.51%		11/01/04
TCW Dividend Focused Fund — N Class	$14.12	17.51%	11.64%	12.54	% (2)	11.31	% (2)	09/19/86 (3)
TCW Dividend Focused Fund — K Class	$14.62	17.52%	N/A	N/A		18.91%		01/03/06
TCW Equities Fund — I Class	$17.15	8.03%	9.38%	N/A		8.51	% (4)	12/01/97 (3)
TCW Equities Fund — N Class	$17.13	7.48%	8.71%	N/A		6.65%		03/01/99
TCW Equities Fund — K Class	$18.83	7.35%	N/A	N/A		15.75%		11/01/02
TCW Focused Equities Fund — I Class	$15.35	7.88%	N/A	N/A		14.48%		11/01/04
TCW Focused Equities Fund — N Class	$15.32	7.96%	9.47%	N/A		8.07	% (5)	07/20/98 (3)
TCW Growth Equities Fund — I Class	$13.46	4.42%	N/A	N/A		9.84%		03/01/04
TCW Growth Equities Fund — N Class	$13.46	4.42%	N/A	N/A		9.84%		03/01/04
TCW Growth Insights Fund — N Class	$7.16	(0.83)%	2.30%	N/A		2.47	% (5)	01/31/98 (3)
TCW Large Cap Core Fund — I Class	$13.51	13.36%	N/A	N/A		14.59%		11/01/04
TCW Large Cap Core Fund — N Class	$13.50	12.94%	N/A	N/A		14.38%		11/01/04
TCW Large Cap Growth Fund — I Class	$22.21	7.92%	N/A	N/A		8.90%		02/06/06
TCW Large Cap Growth Fund — N Class	$22.20	7.87%	N/A	N/A		8.86%		02/06/06
TCW Opportunity Fund — I Class	$15.40	2.55%	9.43%	11.78	% (2)	11.89	% (2)	05/06/94 (3)
TCW Opportunity Fund — N Class	$15.16	2.39%	9.16%	11.44	% (2)	13.04	% (2)	03/31/88 (3)
TCW Opportunity Fund — K Class	$15.25	2.05%	N/A	N/A		17.55%		11/01/02
TCW Select Equities Fund — I Class	$20.15	1.85%	6.44%	8.21%		10.72	% (4)	07/01/91 (3)
TCW Select Equities Fund — N Class	$19.63	1.54%	6.11%	N/A		2.70%		03/01/99
TCW Select Equities Fund — K Class	$19.71	1.01%	5.96%	N/A		2.40%		08/06/01
TCW Small Cap Growth Fund — I Class	$21.21	4.28%	6.72%	6.39%		10.03	% (4)	12/01/89 (3)
TCW Small Cap Growth Fund — N Class	$20.67	3.97%	6.37%	N/A		0.99%		03/01/99
TCW Value Added Fund — I Class	$13.64	7.88%	6.00%	N/A		10.08%		06/14/00
TCW Value Added Fund — N Class	$16.65	9.39%	5.85%	N/A		5.85%		05/01/02
TCW Value Added Fund — K Class	$18.08	5.55%	N/A	N/A		18.48%		11/01/02
TCW Value Opportunities Fund — I Class	$24.31	9.05%	9.17%	15.43	% (4)	15.55	% (4)	11/01/96 (3)
TCW Value Opportunities Fund — N Class	$23.89	8.80%	8.84%	N/A		12.29%		11/01/00
TCW Value Opportunities Fund — K Class	$23.90	8.29%	N/A	N/A		19.06%		11/01/02
TCW Conservative LifePlan Fund — I Class	$10.28	N/A	N/A	N/A		3.80	% (6)	11/16/06
TCW Conservative LifePlan Fund — N Class	$10.28	N/A	N/A	N/A		3.80	% (6)	11/16/06
TCW Moderate LifePlan Fund — I Class	$10.39	N/A	N/A	N/A		4.76	% (6)	11/16/06
TCW Moderate LifePlan Fund — N Class	$10.40	N/A	N/A	N/A		4.86	% (6)	11/16/06
TCW Aggressive LifePlan Fund — I Class	$10.48	N/A	N/A	N/A		5.33	% (6)	11/16/06
TCW Aggressive LifePlan Fund — N Class	$10.48	N/A	N/A	N/A		5.33	% (6)	11/16/06
TCW Global Aggressive LifePlan Fund — I Class	$10.48	N/A	N/A	N/A		5.31	% (6)	11/16/06
TCW Global Aggressive LifePlan Fund — N Class	$10.48	N/A	N/A	N/A		5.30	% (6)	11/16/06

(1)  Cumulative return for the period from September 1, 2006 (Commencement of Operations) through April 30, 2007.

(2)  Performance data includes the performance of the predecessor SG Cowen fund. The predecessor SG Cowen fund was an investment company registered under the 1940 Act, as amended.

(3)  Inception date of the predecessor entity.

(4)  Performance data includes the performance of the predecessor limited partnership for periods before the TCW Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and , therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership has been registered under the 1940 Act, the limited partnership's performance may have been lower.

(5)  Performance data includes the performance of the predecessor separately managed account for periods before the TCW Fund's registration became effective. The predecessor separately managed account was not registered under the 1940 Act and, therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the separately managed account had been registered under the 1940 Act, the separately managed account's performance may have been lower.

(6)  Cumulative return for the period from November 16, 2006 (Commencement of Operations) through April 30, 2007.

U.S. EQUITIES

TCW Balanced Fund

Schedule of Investments (Unaudited)	April 30, 2007

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (12.1%)
$1,200,000	Federal National Mortgage Association, 6%, due 08/22/16	$1,210,092
	U.S. Government Obligations (19.2% of Net Assets)
20,000	U.S. Treasury Bond, 4.5%, due 02/15/36	18,966
100,000	U.S. Treasury Bond, 6.125%, due 11/15/27	115,953
170,000	U.S. Treasury Bond, 6.125%, due 08/15/29	198,502
950,000	U.S. Treasury Note, 4.125%, due 05/15/15	919,723
430,000	U.S. Treasury Note, 4.375%, due 12/31/07	428,185
150,000	U.S. Treasury Note, 4.625%, due 08/31/11	150,680
100,000	U.S. Treasury Note, 5.125%, due 06/30/08	100,297
	Total U.S. Government Obligations	1,932,306
	Total Fixed Income Securities (Cost: $3,134,974) (31.3%)	3,142,398
Number of Shares	Common Stock
	Aerospace & Defense (1.5%)
2,850	Honeywell International, Inc.	154,413
	Automobiles (0.6%)
1,850	General Motors Corp.	57,775
	Biotechnology (1.0%)
9,350	Millennium Pharmaceuticals, Inc.	103,598	*
	Capital Markets (3.1%)
750	Legg Mason, Inc.	74,392
2,600	Merrill Lynch & Co., Inc.	234,598
	Total Capital Markets	308,990
	Commercial Services & Supplies (0.7%)
1,900	Waste Management, Inc.	71,079
	Communications Equipment (1.6%)
11,868	Alcatel-Lucent (ADR)	157,251
	Computers & Peripherals (3.5%)
3,600	Hewlett-Packard Co.	151,704
1,950	International Business Machines Corp.	199,309
	Total Computers & Peripherals	351,013
	Consumer Finance (1.7%)
1,550	American Express Co.	94,038
1,050	Capital One Financial Corp.	77,973
	Total Consumer Finance	172,011
	Diversified Financial Services (3.7%)
1,800	Citigroup, Inc.	96,516
5,350	JPMorgan Chase & Co.	278,735
	Total Diversified Financial Services	375,251

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Balanced Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Diversified Telecommunication Services (4.5%)
5,850	AT&T, Inc.	$226,512
25,100	Qwest Communications International, Inc.	222,888	*
	Total Diversified Telecommunication Services	449,400
	Electric Utilities (1.6%)
3,100	American Electric Power Co., Inc.	155,682
	Electronic Equipment & Instruments (0.9%)
27,350	Solectron Corp.	91,622	*
	Food Products (2.0%)
6,100	Kraft Foods, Inc., Class A	204,167
	Health Care Equipment & Supplies (0.7%)
4,600	Boston Scientific Corp.	71,024	*
	Health Care Providers & Services (3.2%)
2,250	Aetna, Inc.	105,480
1,100	Medco Health Solutions, Inc.	85,822	*
17,550	Tenet Healthcare Corp.	130,221	*
	Total Health Care Providers & Services	321,523
	Household Durables (1.5%)
2,850	Sony Corp. (ADR)	151,791
	Household Products (1.5%)
2,100	Kimberly-Clark Corp.	149,457
	Industrial Conglomerates (1.5%)
950	General Electric Co.	35,017
3,600	Tyco International, Ltd.	117,468
	Total Industrial Conglomerates	152,485
	Insurance (3.7%)
1,650	American International Group, Inc.	115,352
1,450	Chubb Corp. (The)	78,054
3,250	St. Paul Travelers Companies, Inc. (The)	175,825
	Total Insurance	369,231
	IT Services (0.5%)
1,850	Electronic Data Systems Corp.	54,094
	Leisure Equipment & Products (1.2%)
4,100	Mattel, Inc.	116,030
	Media (5.0%)
3,750	Clear Channel Communications, Inc.	132,863
4,400	Comcast Corp., Class A	117,304	*
4,200	Interpublic Group of Companies, Inc. (The)	53,256	*
9,450	Time Warner, Inc.	194,954
	Total Media	498,377

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Balanced Fund

April 30, 2007

Number of Shares	Common Stock	Value
	Multiline Retail (0.7%)
1,700	Federated Department Stores, Inc.	$74,664
	Oil, Gas & Consumable Fuels (3.4%)
2,300	Chevron Corp.	178,917
2,300	ConocoPhillips	159,505
	Total Oil, Gas & Consumable Fuels	338,422
	Paper & Forest Products (2.0%)
2,850	Louisiana-Pacific Corp.	56,174
4,400	MeadWestvaco Corp.	146,784
	Total Paper & Forest Products	202,958
	Personal Products (1.5%)
3,900	Avon Products, Inc.	155,220
	Pharmaceuticals (3.6%)
6,550	Pfizer, Inc.	173,313
3,450	Watson Pharmaceuticals, Inc.	94,185	*
1,600	Wyeth	88,800
	Total Pharmaceuticals	356,298
	Road & Rail (2.6%)
750	Con-way, Inc.	40,973
5,200	CSX Corp.	224,484
	Total Road & Rail	265,457
	Semiconductors & Semiconductor Equipment (1.8%)
8,200	Intel Corp.	176,300
	Specialty Retail (1.5%)
4,145	Circuit City Stores, Inc.	72,330
2,350	Office Depot, Inc.	79,007	*
	Total Specialty Retail	151,337
	Thrifts & Mortgage Finance (1.9%)
3,200	Fannie Mae	188,544
	Total Common Stock (Cost: $5,683,445) (64.2%)	6,445,464
Principal Amount	Short-Term Investments
$458,435	Investors Bank & Trust Depository Reserve, 3.59%	458,435
	Total Short-Term Investments (Cost: $458,435) (4.5%)	458,435
	Total Investments (Cost: $9,276,854) (100.0%)	10,046,297
	Liabilities in Excess of Other Assets (0.0%)	(4,487)
	Net Assets (100.0%)	$10,041,810

Notes to the Schedule of Investments:

ADR  -   American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Balanced Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Aerospace & Defense	1.5%
Automobiles	0.6
Biotechnology	1.0
Capital Markets	3.1
Commercial Services & Supplies	0.7
Communications Equipment	1.6
Computers & Peripherals	3.5
Consumer Finance	1.7
Diversified Financial Services	3.7
Diversified Telecommunication Services	4.5
Electric Utilities	1.6
Electronic Equipment & Instruments	0.9
Food Products	2.0
Health Care Equipment & Supplies	0.7
Health Care Providers & Services	3.2
Household Durables	1.5
Household Products	1.5
Industrial Conglomerates	1.5
Insurance	3.7
IT Services	0.5
Leisure Equipment & Products	1.2
Media	5.0
Multiline Retail	0.7
Oil, Gas & Consumable Fuels	3.4
Paper & Forest Products	2.0
Personal Products	1.5
Pharmaceuticals	3.6
Road & Rail	2.6
Semiconductors & Semiconductor Equipment	1.8
Specialty Retail	1.5
Thrifts & Mortgage Finance	1.9
U.S. Government Agency Obligations	12.1
U.S. Government Obligations	19.2
Short-Term Investments	4.5
Total	100.0%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Diversified Value Fund

Schedule of Investments (Unaudited)	April 30, 2007

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.3% of Net Assets)
392,409	Honeywell International, Inc.	$21,260,720
	Automobiles (0.8%)
249,150	General Motors Corp.	7,780,954	†
	Biotechnology (1.6%)
1,297,300	Millennium Pharmaceuticals, Inc.	14,374,084	*†
	Capital Markets (4.4%)
102,400	Legg Mason, Inc.	10,157,056
339,700	Merrill Lynch & Co., Inc.	30,651,131
	Total Capital Markets	40,808,187
	Commercial Services & Supplies (0.9%)
211,600	Waste Management, Inc.	7,915,956
	Communications Equipment (2.2%)
1,557,900	Alcatel-Lucent (ADR)	20,642,175
	Computers & Peripherals (5.1%)
492,257	Hewlett-Packard Co.	20,743,710
262,900	International Business Machines Corp.	26,871,009
	Total Computers & Peripherals	47,614,719
	Consumer Finance (2.5%)
213,950	American Express Co.	12,980,346
141,600	Capital One Financial Corp.	10,515,216	†
	Total Consumer Finance	23,495,562
	Diversified Financial Services (5.3%)
240,400	Citigroup, Inc.	12,890,248
703,918	JPMorgan Chase & Co.	36,674,128
	Total Diversified Financial Services	49,564,376
	Diversified Telecommunication Services (6.5%)
797,800	AT&T, Inc.	30,890,816
3,266,900	Qwest Communications International, Inc.	29,010,072	*†
	Total Diversified Telecommunication Services	59,900,888
	Electric Utilities (2.4%)
438,450	American Electric Power Co., Inc.	22,018,959
	Electronic Equipment & Instruments (1.3%)
3,595,000	Solectron Corp.	12,043,250	*
	Food Products (2.9%)
795,900	Kraft Foods, Inc., Class A	26,638,773
	Health Care Equipment & Supplies (1.1%)
635,800	Boston Scientific Corp.	9,816,752	*
	Health Care Providers & Services (4.5%)
271,400	Aetna, Inc.	12,723,232
141,400	Medco Health Solutions, Inc.	11,032,028	*

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Diversified Value Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Health Care Providers & Services (Continued)
2,380,150	Tenet Healthcare Corp.	$17,660,713	*†
	Total Health Care Providers & Services	41,415,973
	Household Durables (2.2%)
379,000	Sony Corp. (ADR)	20,185,540
	Household Products (2.2%)
287,950	Kimberly-Clark Corp.	20,493,401
	Industrial Conglomerates (2.2%)
128,500	General Electric Co.	4,736,510
476,400	Tyco International, Ltd.	15,544,932
	Total Industrial Conglomerates	20,281,442
	Insurance (5.4%)
226,050	American International Group, Inc.	15,803,156
197,400	Chubb Corp. (The)	10,626,042
435,600	St. Paul Travelers Companies, Inc. (The)	23,565,960
	Total Insurance	49,995,158
	IT Services (0.8%)
247,000	Electronic Data Systems Corp.	7,222,280
	Leisure Equipment & Products (1.7%)
552,700	Mattel, Inc.	15,641,410
	Media (7.1%)
497,900	Clear Channel Communications, Inc.	17,640,597
577,900	Comcast Corp., Class A	15,406,814	*
564,500	Interpublic Group of Companies, Inc. (The)	7,157,860	*†
1,244,650	Time Warner, Inc.	25,677,130
	Total Media	65,882,401
	Multiline Retail (1.1%)
238,688	Federated Department Stores, Inc.	10,483,177
	Oil, Gas & Consumable Fuels (4.7%)
297,200	Chevron Corp.	23,119,188
297,944	ConocoPhillips	20,662,416
	Total Oil, Gas & Consumable Fuels	43,781,604
	Paper & Forest Products (2.9%)
383,700	Louisiana-Pacific Corp.	7,562,727
581,600	MeadWestvaco Corp.	19,402,176
	Total Paper & Forest Products	26,964,903
	Personal Products (2.2%)
502,300	Avon Products, Inc.	19,991,540

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Diversified Value Fund

April 30, 2007

Number of Shares	Common Stock	Value
	Pharmaceuticals (5.1%)
883,100	Pfizer, Inc.	$23,366,826
443,400	Watson Pharmaceuticals, Inc.	12,104,820	*
219,300	Wyeth	12,171,150
	Total Pharmaceuticals	47,642,796
	Road & Rail (3.9%)
108,300	Con-way, Inc.	5,916,429
699,500	CSX Corp.	30,197,415
	Total Road & Rail	36,113,844
	Semiconductors & Semiconductor Equipment (2.6%)
1,136,400	Intel Corp.	24,432,600
	Specialty Retail (2.2%)
558,920	Circuit City Stores, Inc.	9,753,154	†
317,900	Office Depot, Inc.	10,687,798	*
	Total Specialty Retail	20,440,952
	Thrifts & Mortgage Finance (2.6%)
415,300	Fannie Mae	24,469,476
	Total Common Stock (Cost: $739,559,232) (92.7%)	859,313,852
Principal Amount	Short-Term Investments ▲
$1,709,790	Banco Bilbao Vizcaya Argentaria, S.A., 5.305%, due 05/14/07	1,709,790	**
2,222,728	Bank of America, 5.27%, due 05/08/07	2,222,728	**
2,137,238	Bank of America, 5.27%, due 06/18/07	2,137,238	**
1,282,343	Bank of America, 5.27%, due 06/19/07	1,282,343	**
2,137,237	Bank of America, 5.31%, due 05/17/07	2,137,237	**
427,448	Bank of Montreal, 5.28%, due 05/18/07	427,448	**
427,448	Bank of Montreal, 5.28%, due 06/01/07	427,448	**
1,282,343	Bank of Nova Scotia, 5.28%, due 05/01/07	1,282,343	**
854,895	Bank of Nova Scotia, 5.28%, due 05/02/07	854,895	**
854,895	Bank of Nova Scotia, 5.28%, due 05/09/07	854,895	**
1,709,790	Bank of Sweden, 5.3%, due 05/11/07	1,709,790	**
854,895	Barclays Bank PLC, 5.285%, due 05/07/07	854,895	**
854,895	Barclays Bank PLC, 5.285%, due 05/21/07	854,895	**
2,137,238	Barclays Bank PLC, 5.29%, due 06/08/07	2,137,238	**
854,895	Barclays Bank PLC, 5.295%, due 06/04/07	854,895	**
427,448	Barclays Bank PLC, 5.295%, due 06/04/07	427,448	**
1,282,343	Barclays Bank PLC, 5.3%, due 05/16/07	1,282,343	**
854,895	CAFCO Funding LLC, 5.293%, due 05/31/07	854,895	**
1,282,343	CAFCO Funding LLC, 5.294%, due 05/16/07	1,282,343	**
427,448	Calyon, 5.3%, due 05/17/07	427,448	**
427,448	Calyon, 5.305%, due 05/24/07	427,448	**
854,895	Canadian Imperial Bank of Commerce, 5.28%, due 05/29/07	854,895	**
854,895	Charta LLC, 5.289%, due 06/13/07	854,895	**
427,448	Charta LLC, 5.296%, due 05/09/07	427,448	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Diversified Value Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments ▲	Value
$1,282,343	Charta LLC, 5.298%, due 05/08/07	$1,282,343	**
854,895	Citigroup, Inc., 5.31%, due 05/04/07	854,895	**
427,448	Compass Securitization, 5.293%, due 05/25/07	427,448	**
427,448	CRC Funding LLC, 5.282%, due 05/16/07	427,448	**
1,709,790	Credit Suisse USA, Inc., 5.275%, due 05/03/07	1,709,790	**
427,448	Credit Suisse USA, Inc., 5.295%, due 06/25/07	427,448	**
427,448	Credit Suisse USA, Inc., 5.3%, due 05/17/07	427,448	**
854,895	Credit Suisse USA, Inc., 5.3%, due 06/11/07	854,895	**
2,137,238	Credit Suisse USA, Inc., 5.31%, due 05/01/07	2,137,238	**
854,895	Deutsche Bank, 5.275%, due 05/03/07	854,895	**
854,895	Deutsche Bank, 5.3%, due 05/15/07	854,895	**
854,895	Erste Bank, 5.29%, due 05/09/07	854,895	**
427,448	Fairway Finance Company LLC, 5.297%, due 05/07/07	427,448	**
427,448	Falcon Asset Securitization Corp., 5.284%, due 05/24/07	427,448	**
427,448	Falcon Asset Securitization Corp., 5.292%, due 05/07/07	427,448	**
1,282,343	First Tennessee National Corp., 5.31%, due 05/02/07	1,282,343	**
854,895	Fortis Bank, 5.27%, due 05/11/07	854,895	**
1,282,343	Fortis Bank, 5.28%, due 05/21/07	1,282,343	**
854,895	Fortis Bank, 5.28%, due 05/23/07	854,895	**
1,282,343	Fortis Bank, 5.28%, due 05/25/07	1,282,343	**
427,448	Fortis Bank, 5.3%, due 06/25/07	427,448	**
427,448	Greyhawk Funding, 5.296%, due 05/02/07	427,448	**
427,448	HBOS Halifax Bank of Scotland, 5.3%, due 05/08/07	427,448	**
69,831,943	Investors Bank & Trust Depository Reserve, 3.59%	69,831,943
854,895	Jupiter Securitization Corp., 5.292%, due 05/02/07	854,895	**
427,448	Liberty Street Funding Corp., 5.282%, due 05/25/07	427,448	**
854,895	Liberty Street Funding Corp., 5.292%, due 05/03/07	854,895	**
427,417	Morgan Stanley, 5.383%, due 08/01/07	427,447	**
854,895	Paradigm Funding LLC, 5.282%, due 05/22/07	854,895	**
854,895	Paradigm Funding LLC, 5.287%, due 05/31/07	854,895	**
2,992,133	Rabobank Nederland, 5.265%, due 05/02/07	2,992,133	**
854,895	Rabobank Nederland, 5.275%, due 05/30/07	854,895	**
3,419,581	Rabobank Nederland, 5.3%, due 05/01/07	3,419,581	**
854,895	Ranger Funding, 5.283%, due 06/01/07	854,895	**
854,895	Ranger Funding, 5.287%, due 05/17/07	854,895	**
427,448	Ranger Funding, 5.291%, due 05/01/07	427,448	**
854,895	Ranger Funding, 5.293%, due 06/19/07	854,895	**
2,137,238	Royal Bank of Canada, 5.3%, due 05/01/07	2,137,238	**
427,448	Royal Bank of Scotland, 5.285%, due 05/07/07	427,448	**
854,895	Royal Bank of Scotland, 5.3%, due 05/08/07	854,895	**
427,448	Royal Bank of Scotland, 5.3%, due 05/09/07	427,448	**
1,282,343	Royal Bank of Scotland, 5.31%, due 05/25/07	1,282,343	**
641,171	Sheffield Receivables Corp., 5.286%, due 05/23/07	641,171	**
1,282,343	Sheffield Receivables Corp., 5.295%, due 05/04/07	1,282,343	**
427,448	Skandinaviska Enskilda Banken AB, 5.28%, due 05/15/07	427,448	**
7,739,782	Svenska Handelsbanken, 5.31%, due 05/01/07	7,739,782	**
427,448	Three Pillars Funding LLC, 5.282%, due 05/24/07	427,448	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Diversified Value Fund

April 30, 2007

Principal Amount	Short-Term Investments ▲	Value
$1,709,790	Toronto Dominion Bank, 5.28%, due 05/10/07	$1,709,790	**
2,137,238	UBS AG, 5.28%, due 06/01/07	2,137,238	**
2,137,238	UBS AG, 5.288%, due 06/18/07	2,137,238	**
854,895	UBS AG, 5.29%, due 06/12/07	854,895	**
2,564,686	UBS AG, 5.29%, due 06/15/07	2,564,686	**
854,895	Variable Funding Capital Co., 5.277%, due 05/17/07	854,895	**
427,448	Yorktown Capital LLC, 5.295%, due 05/14/07	427,448	**
	Total Short-Term Investments (Cost: $156,521,300) (16.9%)	156,521,300
	Total Investments (Cost: $896,080,532) (109.6%)	1,015,835,152
	Liabilities in Excess of Other Assets (– 9.6%)	(89,193,595)
	Net Assets (100.0%)	$926,641,557

Notes to the Schedule of Investments:

ADR  -   American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Diversified Value Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Aerospace & Defense	2.3%
Automobiles	0.8
Biotechnology	1.6
Capital Markets	4.4
Commercial Services & Supplies	0.9
Communications Equipment	2.2
Computers & Peripherals	5.1
Consumer Finance	2.5
Diversified Financial Services	5.3
Diversified Telecommunication Services	6.5
Electric Utilities	2.4
Electronic Equipment & Instruments	1.3
Food Products	2.9
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	4.5
Household Durables	2.2
Household Products	2.2
Industrial Conglomerates	2.2
Insurance	5.4
IT Services	0.8
Leisure Equipment & Products	1.7
Media	7.1
Multiline Retail	1.1
Oil, Gas & Consumable Fuels	4.7
Paper & Forest Products	2.9
Personal Products	2.2
Pharmaceuticals	5.1
Road & Rail	3.9
Semiconductors & Semiconductor Equipment	2.6
Specialty Retail	2.2
Thrifts & Mortgage Finance	2.6
Short-Term Investments	16.9
Total	109.6%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	April 30, 2007

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.4% of Net Assets)
442,100	Honeywell International, Inc.	$23,952,978	†
	Automobiles (1.3%)
677,100	General Motors Corp.	21,145,833	†
	Capital Markets (2.5%)
472,900	Merrill Lynch & Co., Inc.	42,669,767
	Chemicals (2.7%)
662,500	Du Pont (E.I.) de Nemours & Co.	32,575,125	†
433,600	Lyondell Chemical Co.	13,493,632
	Total Chemicals	46,068,757
	Commercial Services & Supplies (1.4%)
625,400	Waste Management, Inc.	23,396,214
	Communications Equipment (3.9%)
2,725,000	Alcatel-Lucent (ADR)	36,106,250	†
1,214,600	Nokia Oyj (ADR)	30,668,650
	Total Communications Equipment	66,774,900
	Computers & Peripherals (4.2%)
737,300	Hewlett-Packard Co.	31,069,822
396,800	International Business Machines Corp.	40,556,928
	Total Computers & Peripherals	71,626,750
	Consumer Finance (1.0%)
234,500	Capital One Financial Corp.	17,413,970	†
	Containers & Packaging (2.3%)
1,592,600	Packaging Corp. of America	39,432,776
	Diversified Financial Services (6.0%)
954,000	Citigroup, Inc.	51,153,480
976,700	JPMorgan Chase & Co.	50,886,070
	Total Diversified Financial Services	102,039,550
	Diversified Telecommunication Services (8.7%)
1,356,800	AT&T, Inc.	52,535,296	†
1,469,104	BCE, Inc.	49,582,260	†
2,139,700	Qwest Communications International, Inc.	19,000,536	*†
1,844,654	Windstream Corp.	26,968,841
	Total Diversified Telecommunication Services	148,086,933
	Electric Utilities (2.4%)
821,000	American Electric Power Co., Inc.	41,230,620
	Food Products (4.6%)
1,500,900	Kraft Foods, Inc., Class A	50,235,123
1,737,600	Sara Lee Corp.	28,514,016
	Total Food Products	78,749,139

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Dividend Focused Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Health Care Providers & Services (2.6%)
483,000	Aetna, Inc.	$22,643,040
2,963,185	Tenet Healthcare Corp.	21,986,833	*†
	Total Health Care Providers & Services	44,629,873
	Household Durables (1.0%)
302,900	Sony Corp. (ADR)	16,132,454
	Household Products (2.2%)
513,800	Kimberly-Clark Corp.	36,567,146
	Industrial Conglomerates (1.8%)
833,700	General Electric Co.	30,730,182
	Insurance (5.0%)
347,600	American International Group, Inc.	24,300,716
473,800	Chubb Corp. (The)	25,504,654
660,100	St. Paul Travelers Companies, Inc. (The)	35,711,410
	Total Insurance	85,516,780
	IT Services (0.8%)
455,400	Electronic Data Systems Corp.	13,315,896
	Leisure Equipment & Products (1.7%)
1,018,800	Mattel, Inc.	28,832,040
	Media (4.7%)
737,600	Clear Channel Communications, Inc.	26,133,168
806,250	Comcast Corp., Class A	21,494,625	*†
1,438,000	Regal Entertainment Group, Class A	31,276,500	†
	Total Media	78,904,293
	Multiline Retail (0.9%)
364,292	Federated Department Stores, Inc.	15,999,705
	Oil, Gas & Consumable Fuels (4.5%)
517,400	Chevron Corp.	40,248,546
507,300	ConocoPhillips	35,181,255
	Total Oil, Gas & Consumable Fuels	75,429,801
	Paper & Forest Products (1.9%)
973,600	MeadWestvaco Corp.	32,479,296
	Personal Products (2.1%)
892,800	Avon Products, Inc.	35,533,440
	Pharmaceuticals (4.9%)
1,524,300	Pfizer, Inc.	40,332,978
730,600	Watson Pharmaceuticals, Inc.	19,945,380	*
401,200	Wyeth	22,266,600
	Total Pharmaceuticals	82,544,958

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Dividend Focused Fund

April 30, 2007

Number of Shares	Common Stock	Value
	Real Estate Investment Trust (REITs) (2.6%)
1,073,900	CapitalSource, Inc.	$27,674,403	†
778,900	Crescent Real Estate Equities Co.	15,975,239
	Total Real Estate Investment Trust (REITs)	43,649,642
	Road & Rail (4.0%)
169,000	Con-way, Inc.	9,232,470
811,600	CSX Corp.	35,036,772
203,100	Union Pacific Corp.	23,204,175
	Total Road & Rail	67,473,417
	Semiconductors & Semiconductor Equipment (2.0%)
1,580,100	Intel Corp.	33,972,150
	Textiles, Apparel & Luxury Goods (0.5%)
297,500	Hanesbrands, Inc.	7,910,525	*
	Thrifts & Mortgage Finance (4.1%)
848,600	Fannie Mae	49,999,512
1,070,000	New York Community Bancorp, Inc.	18,682,200
	Total Thrifts & Mortgage Finance	68,681,712
	Wireless Telecommunication Services (1.3%)
356,900	Alltel Corp.	22,374,061
	Total Common Stock (Cost: $1,260,301,674) (91.0%)	1,543,265,558
Principal Amount	Short-Term Investments ▲
$3,437,857	Banco Bilbao Vizcaya Argentaria, S.A., 5.305%, due 05/14/07	3,437,857	**
4,469,214	Bank of America, 5.27%, due 05/08/07	4,469,214	**
4,297,322	Bank of America, 5.27%, due 06/18/07	4,297,322	**
2,578,393	Bank of America, 5.27%, due 06/19/07	2,578,393	**
4,297,322	Bank of America, 5.31%, due 05/17/07	4,297,322	**
859,464	Bank of Montreal, 5.28%, due 05/18/07	859,464	**
859,464	Bank of Montreal, 5.28%, due 06/01/07	859,464	**
2,578,393	Bank of Nova Scotia, 5.28%, due 05/01/07	2,578,393	**
1,718,928	Bank of Nova Scotia, 5.28%, due 05/02/07	1,718,928	**
1,718,928	Bank of Nova Scotia, 5.28%, due 05/09/07	1,718,928	**
3,437,858	Bank of Sweden, 5.3%, due 05/11/07	3,437,858	**
1,718,928	Barclays Bank PLC, 5.285%, due 05/07/07	1,718,928	**
1,718,928	Barclays Bank PLC, 5.285%, due 05/21/07	1,718,928	**
4,297,322	Barclays Bank PLC, 5.29%, due 06/08/07	4,297,322	**
2,578,392	Barclays Bank PLC, 5.295%, due 06/04/07	2,578,392	**
2,578,393	Barclays Bank PLC, 5.3%, due 05/16/07	2,578,393	**
1,718,928	CAFCO Funding LLC, 5.293%, due 05/31/07	1,718,928	**
2,578,393	CAFCO Funding LLC, 5.294%, due 05/16/07	2,578,393	**
859,464	Calyon, 5.3%, due 05/17/07	859,464	**
859,465	Calyon, 5.305%, due 05/24/07	859,465	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Dividend Focused Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments ▲	Value
$1,718,929	Canadian Imperial Bank of Commerce, 5.28%, due 05/29/07	$1,718,929	**
1,718,929	Charta LLC, 5.289%, due 06/13/07	1,718,929	**
859,465	Charta LLC, 5.296%, due 05/09/07	859,465	**
2,578,394	Charta LLC, 5.298%, due 05/08/07	2,578,394	**
1,718,929	Citigroup, Inc., 5.31%, due 05/04/07	1,718,929	**
859,465	Compass Securitization, 5.293%, due 05/25/07	859,465	**
859,464	CRC Funding LLC, 5.282%, due 05/16/07	859,464	**
3,437,858	Credit Suisse USA, Inc., 5.275%, due 05/03/07	3,437,858	**
859,465	Credit Suisse USA, Inc., 5.295%, due 06/25/07	859,465	**
859,465	Credit Suisse USA, Inc., 5.3%, due 05/17/07	859,465	**
1,718,929	Credit Suisse USA, Inc., 5.3%, due 06/11/07	1,718,929	**
4,297,323	Credit Suisse USA, Inc., 5.31%, due 05/01/07	4,297,323	**
1,718,929	Deutsche Bank, 5.275%, due 05/03/07	1,718,929	**
1,718,929	Deutsche Bank, 5.3%, due 05/15/07	1,718,929	**
1,718,929	Erste Bank, 5.29%, due 05/09/07	1,718,929	**
859,465	Fairway Finance Company LLC, 5.297%, due 05/07/07	859,465	**
859,465	Falcon Asset Securitization Corp., 5.284%, due 05/24/07	859,465	**
859,465	Falcon Asset Securitization Corp., 5.292%, due 05/07/07	859,465	**
2,578,394	First Tennessee National Corp., 5.31%, due 05/02/07	2,578,394	**
1,718,929	Fortis Bank, 5.27%, due 05/11/07	1,718,929	**
2,578,394	Fortis Bank, 5.28%, due 05/21/07	2,578,394	**
1,718,929	Fortis Bank, 5.28%, due 05/23/07	1,718,929	**
2,578,394	Fortis Bank, 5.28%, due 05/25/07	2,578,394	**
859,465	Fortis Bank, 5.3%, due 06/25/07	859,465	**
859,465	Greyhawk Funding, 5.296%, due 05/02/07	859,465	**
859,465	HBOS Halifax Bank of Scotland, 5.3%, due 05/08/07	859,465	**
135,276,827	Investors Bank & Trust Depository Reserve, 3.59%	135,276,827
1,718,929	Jupiter Securitization Corp., 5.292%, due 05/02/07	1,718,929	**
859,465	Liberty Street Funding Corp., 5.282%, due 05/25/07	859,465	**
1,718,929	Liberty Street Funding Corp., 5.292%, due 05/03/07	1,718,929	**
859,405	Morgan Stanley, 5.383%, due 08/01/07	859,465	**
1,718,929	Paradigm Funding LLC, 5.282%, due 05/22/07	1,718,929	**
1,718,929	Paradigm Funding LLC, 5.287%, due 05/31/07	1,718,929	**
6,016,252	Rabobank Nederland, 5.265%, due 05/02/07	6,016,252	**
1,718,929	Rabobank Nederland, 5.275%, due 05/30/07	1,718,929	**
6,875,716	Rabobank Nederland, 5.3%, due 05/01/07	6,875,716	**
1,718,929	Ranger Funding, 5.283%, due 06/01/07	1,718,929	**
1,718,929	Ranger Funding, 5.287%, due 05/17/07	1,718,929	**
859,465	Ranger Funding, 5.291%, due 05/01/07	859,465	**
1,718,929	Ranger Funding, 5.293%, due 06/19/07	1,718,929	**
4,297,323	Royal Bank of Canada, 5.3%, due 05/01/07	4,297,323	**
859,465	Royal Bank of Scotland, 5.285%, due 05/07/07	859,465	**
1,718,929	Royal Bank of Scotland, 5.3%, due 05/08/07	1,718,929	**
859,465	Royal Bank of Scotland, 5.3%, due 05/09/07	859,465	**
2,578,394	Royal Bank of Scotland, 5.31%, due 05/25/07	2,578,394	**
1,289,197	Sheffield Receivables Corp., 5.286%, due 05/23/07	1,289,197	**
2,578,394	Sheffield Receivables Corp., 5.295%, due 05/04/07	2,578,394	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Dividend Focused Fund

April 30, 2007

Principal Amount	Short-Term Investments ▲	Value
$859,465	Skandinaviska Enskilda Banken AB, 5.28%, due 05/15/07	$859,465	**
15,562,300	Svenska Handelsbanken, 5.31%, due 05/01/07	15,562,300	**
859,465	Three Pillars Funding LLC, 5.282%, due 05/24/07	859,465	**
3,437,858	Toronto Dominion Bank, 5.28%, due 05/10/07	3,437,858	**
4,297,323	UBS AG, 5.28%, due 06/01/07	4,297,323	**
4,297,323	UBS AG, 5.288%, due 06/18/07	4,297,323	**
1,718,929	UBS AG, 5.29%, due 06/12/07	1,718,929	**
5,156,787	UBS AG, 5.29%, due 06/15/07	5,156,787	**
1,718,929	Variable Funding Capital Co., 5.277%, due 05/17/07	1,718,929	**
859,465	Yorktown Capital LLC, 5.295%, due 05/14/07	859,465	**
	Total Short-Term Investments (Cost: $309,582,221) (18.3%)	309,582,221
	Total Investments (Cost: $1,569,883,895) (109.3%)	1,852,847,779
	Liabilities in Excess of Other Assets (– 9.3%)	(157,965,569)
	Net Assets (100.0%)	$1,694,882,210

Notes to the Schedule of Investments:

ADR  -   American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Dividend Focused Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Aerospace & Defense	1.4%
Automobiles	1.3
Capital Markets	2.5
Chemicals	2.7
Commercial Services & Supplies	1.4
Communications Equipment	3.9
Computers & Peripherals	4.2
Consumer Finance	1.0
Containers & Packaging	2.3
Diversified Financial Services	6.0
Diversified Telecommunication Services	8.7
Electric Utilities	2.4
Food Products	4.6
Health Care Providers & Services	2.6
Household Durables	1.0
Household Products	2.2
Industrial Conglomerates	1.8
Insurance	5.0
IT Services	0.8
Leisure Equipment & Products	1.7
Media	4.7
Multiline Retail	0.9
Oil, Gas & Consumable Fuels	4.5
Paper & Forest Products	1.9
Personal Products	2.1
Pharmaceuticals	4.9
Real Estate Investment Trust (REITs)	2.6
Road & Rail	4.0
Semiconductors & Semiconductor Equipment	2.0
Textiles, Apparel & Luxury Goods	0.5
Thrifts & Mortgage Finance	4.1
Wireless Telecommunication Services	1.3
Short-Term Investments	18.3
Total	109.3%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Equities Fund

Schedule of Investments (Unaudited)	April 30, 2007

Number of Shares	Common Stock	Value
	Aerospace & Defense (6.3% of Net Assets)
43,360	Honeywell International, Inc.	$2,349,245
18,865	Lockheed Martin Corp.	1,813,681
15,540	Northrop Grumman Corp.	1,143,899
	Total Aerospace & Defense	5,306,825
	Air Freight & Logistics (1.6%)
8,870	FedEx Corp.	935,253
5,862	United Parcel Service, Inc., Class B	412,861	†
	Total Air Freight & Logistics	1,348,114
	Capital Markets (2.7%)
3,764	Goldman Sachs Group, Inc.	822,848
9,800	Merrill Lynch & Co., Inc.	884,254
31,030	The Charles Schwab Corp.	593,294
	Total Capital Markets	2,300,396
	Chemicals (4.6%)
27,365	Air Products & Chemicals, Inc.	2,093,422
29,152	Ecolab, Inc.	1,253,244
8,050	Praxair, Inc.	519,627
	Total Chemicals	3,866,293
	Commercial Banks (2.6%)
61,367	Wells Fargo & Co.	2,202,462
	Communications Equipment (3.5%)
27,900	Corning, Inc.	661,788	*
18,850	Motorola, Inc.	326,670
77,800	Nokia Oyj (ADR)	1,964,450
	Total Communications Equipment	2,952,908
	Diversified Financial Services (9.0%)
25,000	CIT Group, Inc.	1,491,250
60,887	Citigroup, Inc.	3,264,761
54,508	JPMorgan Chase & Co.	2,839,867
	Total Diversified Financial Services	7,595,878
	Electric Utilities (1.5%)
16,580	Exelon Corp.	1,250,298
	Electrical Equipment (2.5%)
45,140	Emerson Electric Co.	2,121,129
	Energy & Oil Services (1.9%)
19,500	Baker Hughes, Inc.	1,567,605
	Energy Equipment & Services (9.3%)
17,400	GlobalSantaFe Corp.	1,112,382
63,385	Halliburton Co.	2,013,741
23,095	Noble Corp.	1,944,830

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Energy Equipment & Services (Continued)
11,060	Schlumberger, Ltd.	$816,560
22,344	Transocean, Inc.	1,926,053	*
	Total Energy Equipment & Services	7,813,566
	Food & Staples Retailing (2.4%)
7,175	Costco Wholesale Corp.	384,365
50,335	Sysco Corp.	1,647,968
	Total Food & Staples Retailing	2,032,333
	Food Products (0.2%)
8,250	Conagra Foods, Inc.	202,785
	Health Care Equipment & Supplies (1.0%)
57,200	Boston Scientific Corp.	883,168	*
	Health Care Providers & Services (4.8%)
26,300	Cardinal Health, Inc.	1,839,685
24,675	McKesson Corp.	1,451,630
15,000	UnitedHealth Group, Inc.	795,900
	Total Health Care Providers & Services	4,087,215
	Household Durables (5.1%)
130,300	D.R. Horton, Inc.	2,890,054
52,875	Pulte Homes, Inc.	1,422,338
	Total Household Durables	4,312,392
	Household Products (1.6%)
21,200	Procter & Gamble Co. (The)	1,363,372
	Industrial Conglomerates (3.6%)
9,435	3M Co.	780,935
61,340	General Electric Co.	2,260,992
	Total Industrial Conglomerates	3,041,927
	Insurance (7.0%)
10,675	Allstate Corp.	665,266
48,250	American International Group, Inc.	3,373,158
5,150	Hartford Financial Services Group	521,180
42,980	Marsh & McLennan Companies, Inc.	1,365,045
	Total Insurance	5,924,649
	Machinery (2.0%)
23,085	Danaher Corp.	1,643,421
	Metals & Mining (1.0%)
20,600	Newmont Mining Corp.	859,020
	Multiline Retail (1.7%)
19,300	Kohl's Corp.	1,428,972	*

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Equities Fund

April 30, 2007

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (10.4%)
10,400	Anadarko Petroleum Corp.	$485,264
31,500	Apache Corp.	2,283,750
44,671	Exxon Mobil Corp.	3,545,984
32,870	Peabody Energy Corp.	1,577,103
12,715	Valero Energy Corp.	892,974
	Total Oil, Gas & Consumable Fuels	8,785,075
	Road & Rail (1.5%)
13,000	CSX Corp.	561,210
13,605	Norfolk Southern Corp.	724,330
	Total Road & Rail	1,285,540
	Semiconductors & Semiconductor Equipment (2.6%)
62,600	Texas Instruments, Inc.	2,151,562
	Specialty Retail (4.0%)
43,935	Best Buy Co., Inc.	2,049,568
43,800	Lowe's Companies, Inc.	1,338,528
	Total Specialty Retail	3,388,096
	Thrifts & Mortgage Finance (3.4%)
77,590	Countrywide Financial Corp.	2,877,037
	Total Common Stock (Cost: $63,858,488) (97.8%)	82,592,038
Principal Amount	Short-Term Investments ▲
$8,269	Banco Bilbao Vizcaya Argentaria, S.A., 5.305%, due 05/14/07	8,269	**
10,750	Bank of America, 5.27%, due 05/08/07	10,750	**
10,337	Bank of America, 5.27%, due 06/18/07	10,337	**
6,202	Bank of America, 5.27%, due 06/19/07	6,202	**
10,337	Bank of America, 5.31%, due 05/17/07	10,337	**
2,067	Bank of Montreal, 5.28%, due 05/18/07	2,067	**
2,067	Bank of Montreal, 5.28%, due 06/01/07	2,067	**
6,202	Bank of Nova Scotia, 5.28%, due 05/01/07	6,202	**
4,134	Bank of Nova Scotia, 5.28%, due 05/02/07	4,134	**
4,134	Bank of Nova Scotia, 5.28%, due 05/09/07	4,134	**
8,269	Bank of Sweden, 5.3%, due 05/11/07	8,269	**
4,134	Barclays Bank PLC, 5.285%, due 05/07/07	4,134	**
4,135	Barclays Bank PLC, 5.285%, due 05/21/07	4,135	**
10,338	Barclays Bank PLC, 5.29%, due 06/08/07	10,338	**
4,135	Barclays Bank PLC, 5.295%, due 06/04/07	4,135	**
2,068	Barclays Bank PLC, 5.295%, due 06/04/07	2,068	**
6,203	Barclays Bank PLC, 5.3%, due 05/16/07	6,203	**
4,135	CAFCO Funding LLC, 5.293%, due 05/31/07	4,135	**
6,203	CAFCO Funding LLC, 5.294%, due 05/16/07	6,203	**
2,068	Calyon, 5.3%, due 05/17/07	2,068	**
2,068	Calyon, 5.305%, due 05/24/07	2,068	**
4,135	Canadian Imperial Bank of Commerce, 5.28%, due 05/29/07	4,135	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Equities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments ▲	Value
$4,135	Charta LLC, 5.289%, due 06/13/07	$4,135	**
2,068	Charta LLC, 5.296%, due 05/09/07	2,068	**
6,203	Charta LLC, 5.298%, due 05/08/07	6,203	**
4,135	Citigroup, Inc., 5.31%, due 05/04/07	4,135	**
2,068	Compass Securitization, 5.293%, due 05/25/07	2,068	**
2,068	CRC Funding LLC, 5.282%, due 05/16/07	2,068	**
8,270	Credit Suisse USA, Inc., 5.275%, due 05/03/07	8,270	**
2,068	Credit Suisse USA, Inc., 5.295%, due 06/25/07	2,068	**
2,068	Credit Suisse USA, Inc., 5.3%, due 05/17/07	2,068	**
4,135	Credit Suisse USA, Inc., 5.3%, due 06/11/07	4,135	**
10,338	Credit Suisse USA, Inc., 5.31%, due 05/01/07	10,338	**
4,135	Deutsche Bank, 5.275%, due 05/03/07	4,135	**
4,135	Deutsche Bank, 5.3%, due 05/15/07	4,135	**
4,135	Erste Bank, 5.29%, due 05/09/07	4,135	**
2,068	Fairway Finance Company LLC, 5.297%, due 05/07/07	2,068	**
2,068	Falcon Asset Securitization Corp., 5.284%, due 05/24/07	2,068	**
2,068	Falcon Asset Securitization Corp., 5.292%, due 05/07/07	2,068	**
6,203	First Tennessee National Corp., 5.31%, due 05/02/07	6,203	**
4,135	Fortis Bank, 5.27%, due 05/11/07	4,135	**
6,203	Fortis Bank, 5.28%, due 05/21/07	6,203	**
4,135	Fortis Bank, 5.28%, due 05/23/07	4,135	**
6,203	Fortis Bank, 5.28%, due 05/25/07	6,203	**
2,068	Fortis Bank, 5.3%, due 06/25/07	2,068	**
2,068	Greyhawk Funding, 5.296%, due 05/02/07	2,068	**
2,068	HBOS Halifax Bank of Scotland, 5.3%, due 05/08/07	2,068	**
2,297,486	Investors Bank & Trust Depository Reserve, 3.59%	2,297,486
4,135	Jupiter Securitization Corp., 5.292%, due 05/02/07	4,135	**
2,068	Liberty Street Funding Corp., 5.282%, due 05/25/07	2,068	**
4,135	Liberty Street Funding Corp., 5.292%, due 05/03/07	4,135	**
2,068	Morgan Stanley, 5.383%, due 08/01/07	2,068	**
4,135	Paradigm Funding LLC, 5.282%, due 05/22/07	4,135	**
4,135	Paradigm Funding LLC, 5.287%, due 05/31/07	4,135	**
14,473	Rabobank Nederland, 5.265%, due 05/02/07	14,473	**
4,135	Rabobank Nederland, 5.275%, due 05/30/07	4,135	**
16,540	Rabobank Nederland, 5.3%, due 05/01/07	16,540	**
4,135	Ranger Funding, 5.283%, due 06/01/07	4,135	**
4,135	Ranger Funding, 5.287%, due 05/17/07	4,135	**
2,068	Ranger Funding, 5.291%, due 05/01/07	2,068	**
4,135	Ranger Funding, 5.293%, due 06/19/07	4,135	**
10,338	Royal Bank of Canada, 5.3%, due 05/01/07	10,338	**
2,068	Royal Bank of Scotland, 5.285%, due 05/07/07	2,068	**
4,135	Royal Bank of Scotland, 5.3%, due 05/08/07	4,135	**
2,068	Royal Bank of Scotland, 5.3%, due 05/09/07	2,068	**
6,203	Royal Bank of Scotland, 5.31%, due 05/25/07	6,203	**
3,101	Sheffield Receivables Corp., 5.286%, due 05/23/07	3,101	**
6,203	Sheffield Receivables Corp., 5.295%, due 05/04/07	6,203	**
2,068	Skandinaviska Enskilda Banken AB, 5.28%, due 05/15/07	2,068	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Equities Fund

April 30, 2007

Principal Amount	Short-Term Investments ▲	Value
$37,437	Svenska Handelsbanken, 5.31%, due 05/01/07	$37,437	**
2,068	Three Pillars Funding LLC, 5.282%, due 05/24/07	2,068	**
8,270	Toronto Dominion Bank, 5.28%, due 05/10/07	8,270	**
10,338	UBS AG, 5.28%, due 06/01/07	10,338	**
10,338	UBS AG, 5.288%, due 06/18/07	10,338	**
4,135	UBS AG, 5.29%, due 06/12/07	4,135	**
12,405	UBS AG, 5.29%, due 06/15/07	12,405	**
4,135	Variable Funding Capital Co., 5.277%, due 05/17/07	4,135	**
2,068	Yorktown Capital LLC, 5.295%, due 05/14/07	2,068	**
	Total Short-Term Investments (Cost: $2,716,799) (3.2%)	2,716,799
	Total Investments (Cost: $66,575,287) (101.0%)	85,308,837
	Liabilities in Excess of Other Assets (– 1.0%)	(844,787)
	Net Assets (100.0%)	$84,464,050

Notes to the Schedule of Investments:

ADR  -   American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Equities Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Aerospace & Defense	6.3%
Air Freight & Logistics	1.6
Capital Markets	2.7
Chemicals	4.6
Commercial Banks	2.6
Communications Equipment	3.5
Diversified Financial Services	9.0
Electric Utilities	1.5
Electrical Equipment	2.5
Energy & Oil Services	1.9
Energy Equipment & Services	9.3
Food & Staples Retailing	2.4
Food Products	0.2
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	4.8
Household Durables	5.1
Household Products	1.6
Industrial Conglomerates	3.6
Insurance	7.0
Machinery	2.0
Metals & Mining	1.0
Multiline Retail	1.7
Oil, Gas & Consumable Fuels	10.4
Road & Rail	1.5
Semiconductors & Semiconductor Equipment	2.6
Specialty Retail	4.0
Thrifts & Mortgage Finance	3.4
Short-Term Investments	3.2
Total	101.0%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	April 30, 2007

Number of Shares	Common Stock	Value
	Aerospace & Defense (8.5% of Net Assets)
29,300	Honeywell International, Inc.	$1,587,474
12,100	Lockheed Martin Corp.	1,163,294
12,805	Northrop Grumman Corp.	942,576
	Total Aerospace & Defense	3,693,344
	Chemicals (4.4%)
11,760	Air Products & Chemicals, Inc.	899,640
23,365	Ecolab, Inc.	1,004,461
	Total Chemicals	1,904,101
	Communications Equipment (3.4%)
58,300	Nokia Oyj (ADR)	1,472,075	†
	Diversified Financial Services (6.9%)
18,300	CIT Group, Inc.	1,091,595	†
15,150	Citigroup, Inc.	812,343
21,325	JPMorgan Chase & Co.	1,111,032
	Total Diversified Financial Services	3,014,970
	Electric Utilities (2.5%)
14,265	Exelon Corp.	1,075,724
	Electrical Equipment (3.1%)
29,110	Emerson Electric Co.	1,367,879
	Energy Equipment & Services (12.7%)
51,260	Halliburton Co.	1,628,530
21,220	Noble Corp.	1,786,936
11,035	Schlumberger, Ltd.	814,714
15,072	Transocean, Inc.	1,299,206	*
	Total Energy Equipment & Services	5,529,386
	Food & Staples Retailing (3.4%)
45,710	Sysco Corp.	1,496,545
	Food Products (0.4%)
6,750	Conagra Foods, Inc.	165,915
	Health Care Providers & Services (6.7%)
18,200	Cardinal Health, Inc.	1,273,090
10,490	McKesson Corp.	617,127
19,200	UnitedHealth Group, Inc.	1,018,752
	Total Health Care Providers & Services	2,908,969
	Household Durables (7.0%)
77,500	D.R. Horton, Inc.	1,718,950
50,095	Pulte Homes, Inc.	1,347,556
	Total Household Durables	3,066,506
	Household Products (2.9%)
19,400	Procter & Gamble Co. (The)	1,247,614

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Focused Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Industrial Conglomerates (2.7%)
31,305	General Electric Co.	$1,153,902
	Insurance (6.9%)
23,850	American International Group, Inc.	1,667,354
42,450	Marsh & McLennan Companies, Inc.	1,348,212
	Total Insurance	3,015,566
	Machinery (2.4%)
14,950	Danaher Corp.	1,064,291
	Multiline Retail (2.8%)
16,270	Kohl's Corp.	1,204,631	*
	Oil, Gas & Consumable Fuels (6.8%)
22,000	Apache Corp.	1,595,000	†
17,340	Exxon Mobil Corp.	1,376,449
	Total Oil, Gas & Consumable Fuels	2,971,449
	Road & Rail (2.4%)
14,300	CSX Corp.	617,331
8,170	Norfolk Southern Corp.	434,971
	Total Road & Rail	1,052,302
	Semiconductors & Semiconductor Equipment (3.9%)
49,900	Texas Instruments, Inc.	1,715,063
	Specialty Retail (3.5%)
32,845	Best Buy Co., Inc.	1,532,219	†
	Thrifts & Mortgage Finance (3.8%)
44,500	Countrywide Financial Corp.	1,650,060	†
	Total Common Stock (Cost: $37,708,900) (97.1%)	42,302,511
Principal Amount	Short-Term Investments ▲
$132,922	Banco Bilbao Vizcaya Argentaria, S.A., 5.305%, due 05/14/07	132,922	**
172,798	Bank of America, 5.27%, due 05/08/07	172,798	**
166,152	Bank of America, 5.27%, due 06/18/07	166,152	**
99,691	Bank of America, 5.27%, due 06/19/07	99,691	**
166,152	Bank of America, 5.31%, due 05/17/07	166,152	**
33,230	Bank of Montreal, 5.28%, due 05/18/07	33,230	**
33,230	Bank of Montreal, 5.28%, due 06/01/07	33,230	**
99,691	Bank of Nova Scotia, 5.28%, due 05/01/07	99,691	**
66,461	Bank of Nova Scotia, 5.28%, due 05/02/07	66,461	**
66,461	Bank of Nova Scotia, 5.28%, due 05/09/07	66,461	**
132,922	Bank of Sweden, 5.3%, due 05/11/07	132,922	**
66,461	Barclays Bank PLC, 5.285%, due 05/07/07	66,461	**
66,461	Barclays Bank PLC, 5.285%, due 05/21/07	66,461	**
166,152	Barclays Bank PLC, 5.29%, due 06/08/07	166,152	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Focused Equities Fund

April 30, 2007

Principal Amount	Short-Term Investments ▲	Value
$66,461	Barclays Bank PLC, 5.295%, due 06/04/07	$66,461	**
33,230	Barclays Bank PLC, 5.295%, due 06/04/07	33,230	**
99,691	Barclays Bank PLC, 5.3%, due 05/16/07	99,691	**
66,461	CAFCO Funding LLC, 5.293%, due 05/31/07	66,461	**
99,691	CAFCO Funding LLC, 5.294%, due 05/16/07	99,691	**
33,230	Calyon, 5.3%, due 05/17/07	33,230	**
33,230	Calyon, 5.305%, due 05/24/07	33,230	**
66,461	Canadian Imperial Bank of Commerce, 5.28%, due 05/29/07	66,461	**
66,461	Charta LLC, 5.289%, due 06/13/07	66,461	**
33,230	Charta LLC, 5.296%, due 05/09/07	33,230	**
99,691	Charta LLC, 5.298%, due 05/08/07	99,691	**
66,461	Citigroup, Inc., 5.31%, due 05/04/07	66,461	**
33,230	Compass Securitization, 5.293%, due 05/25/07	33,230	**
33,230	CRC Funding LLC, 5.282%, due 05/16/07	33,230	**
132,922	Credit Suisse USA, Inc., 5.275%, due 05/03/07	132,922	**
33,231	Credit Suisse USA, Inc., 5.295%, due 06/25/07	33,231	**
33,231	Credit Suisse USA, Inc., 5.3%, due 05/17/07	33,231	**
66,461	Credit Suisse USA, Inc., 5.3%, due 06/11/07	66,461	**
166,152	Credit Suisse USA, Inc., 5.31%, due 05/01/07	166,152	**
66,461	Deutsche Bank, 5.275%, due 05/03/07	66,461	**
66,461	Deutsche Bank, 5.3%, due 05/15/07	66,461	**
66,461	Erste Bank, 5.29%, due 05/09/07	66,461	**
33,231	Fairway Finance Company LLC, 5.297%, due 05/07/07	33,231	**
33,231	Falcon Asset Securitization Corp., 5.284%, due 05/24/07	33,231	**
33,231	Falcon Asset Securitization Corp., 5.292%, due 05/07/07	33,231	**
99,691	First Tennessee National Corp., 5.31%, due 05/02/07	99,691	**
66,461	Fortis Bank, 5.27%, due 05/11/07	66,461	**
99,691	Fortis Bank, 5.28%, due 05/21/07	99,691	**
66,461	Fortis Bank, 5.28%, due 05/23/07	66,461	**
99,691	Fortis Bank, 5.28%, due 05/25/07	99,691	**
33,231	Fortis Bank, 5.3%, due 06/25/07	33,231	**
33,231	Greyhawk Funding, 5.296%, due 05/02/07	33,231	**
33,231	HBOS Halifax Bank of Scotland, 5.3%, due 05/08/07	33,231	**
1,496,199	Investors Bank & Trust Depository Reserve, 3.59%	1,496,199
66,461	Jupiter Securitization Corp., 5.292%, due 05/02/07	66,461	**
33,231	Liberty Street Funding Corp., 5.282%, due 05/25/07	33,231	**
66,461	Liberty Street Funding Corp., 5.292%, due 05/03/07	66,461	**
33,229	Morgan Stanley, 5.383%, due 08/01/07	33,231	**
66,461	Paradigm Funding LLC, 5.282%, due 05/22/07	66,461	**
66,461	Paradigm Funding LLC, 5.287%, due 05/31/07	66,461	**
232,613	Rabobank Nederland, 5.265%, due 05/02/07	232,613	**
66,461	Rabobank Nederland, 5.275%, due 05/30/07	66,461	**
265,844	Rabobank Nederland, 5.3%, due 05/01/07	265,844	**
66,461	Ranger Funding, 5.283%, due 06/01/07	66,461	**
66,461	Ranger Funding, 5.287%, due 05/17/07	66,461	**
33,231	Ranger Funding, 5.291%, due 05/01/07	33,231	**
66,461	Ranger Funding, 5.293%, due 06/19/07	66,461	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Focused Equities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments ▲	Value
$166,152	Royal Bank of Canada, 5.3%, due 05/01/07	$166,152	**
33,231	Royal Bank of Scotland, 5.285%, due 05/07/07	33,231	**
66,461	Royal Bank of Scotland, 5.3%, due 05/08/07	66,461	**
33,231	Royal Bank of Scotland, 5.3%, due 05/09/07	33,231	**
99,691	Royal Bank of Scotland, 5.31%, due 05/25/07	99,691	**
49,846	Sheffield Receivables Corp., 5.286%, due 05/23/07	49,846	**
99,691	Sheffield Receivables Corp., 5.295%, due 05/04/07	99,691	**
33,231	Skandinaviska Enskilda Banken AB, 5.28%, due 05/15/07	33,231	**
601,703	Svenska Handelsbanken, 5.31%, due 05/01/07	601,703	**
33,231	Three Pillars Funding LLC, 5.282%, due 05/24/07	33,231	**
132,922	Toronto Dominion Bank, 5.28%, due 05/10/07	132,922	**
166,152	UBS AG, 5.28%, due 06/01/07	166,152	**
166,152	UBS AG, 5.288%, due 06/18/07	166,152	**
66,461	UBS AG, 5.29%, due 06/12/07	66,461	**
199,383	UBS AG, 5.29%, due 06/15/07	199,383	**
66,461	Variable Funding Capital Co., 5.277%, due 05/17/07	66,461	**
33,230	Yorktown Capital LLC, 5.295%, due 05/14/07	33,230	**
	Total Short-Term Investments (Cost: $8,235,569) (18.9%)	8,235,569
	Total Investments (Cost: $45,944,469) (116.0%)	50,538,080
	Liabilities in Excess of Other Assets (– 16.0%)	(6,982,451)
	Net Assets (100.0%)	$43,555,629

Notes to the Schedule of Investments:

ADR  -   American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Focused Equities Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Aerospace & Defense	8.5%
Chemicals	4.4
Communications Equipment	3.4
Diversified Financial Services	6.9
Electric Utilities	2.5
Electrical Equipment	3.1
Energy Equipment & Services	12.7
Food & Staples Retailing	3.4
Food Products	0.4
Health Care Providers & Services	6.7
Household Durables	7.0
Household Products	2.9
Industrial Conglomerates	2.7
Insurance	6.9
Machinery	2.4
Multiline Retail	2.8
Oil, Gas & Consumable Fuels	6.8
Road & Rail	2.4
Semiconductors & Semiconductor Equipment	3.9
Specialty Retail	3.5
Thrifts & Mortgage Finance	3.8
Short-Term Investments	18.9
Total	116.0%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Growth Equities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.3% of Net Assets)
4,700	AeroVironment, Inc.	$100,580	*
3,600	Precision Castparts Corp.	374,796
	Total Aerospace & Defense	475,376
	Beverages (1.3%)
12,200	Hansen Natural Corp.	466,040	*
	Biotechnology (5.3%)
18,000	CV Therapeutics, Inc.	151,740	*†
6,700	Genentech, Inc.	535,933	*
5,200	InterMune, Inc.	150,332	*†
15,200	MedImmune, Inc.	861,536	*†
8,900	Vertex Pharmaceuticals, Inc.	273,586	*
	Total Biotechnology	1,973,127
	Capital Markets (7.9%)
6,600	Affiliated Managers Group, Inc.	776,358	*†
10,800	GFI Group, Inc.	747,900	*
16,450	SEI Investments Co.	1,003,943
8,100	T. Rowe Price Group, Inc.	402,408
	Total Capital Markets	2,930,609
	Commercial Services & Supplies (9.0%)
11,800	Advisory Board Co.	560,264	*
12,050	Corporate Executive Board Co.	766,862
15,550	Monster Worldwide, Inc.	653,878	*
28,600	Resources Connection, Inc.	862,862	*
15,200	Robert Half International, Inc.	506,160
	Total Commercial Services & Supplies	3,350,026
	Communications Equipment (1.8%)
5,000	Research In Motion, Ltd.	657,900	*
	Computers & Peripherals (1.5%)
56,700	Brocade Communications Systems, Inc.	553,959	*
	Construction & Engineering (2.0%)
10,800	Foster Wheeler, Ltd.	743,364	*
	Diversified Consumer Services (4.0%)
18,400	Bright Horizons Family Solutions, Inc.	710,608	*
6,200	Strayer Education, Inc.	770,908
	Total Diversified Consumer Services	1,481,516
	Diversified Telecommunication Services (1.1%)
20,400	BigBand Networks, Inc.	417,588	*
	Electrical Equipment (1.6%)
17,000	Energy Conversion Devices, Inc.	601,970	*†

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Growth Equities Fund

April 30, 2007

Number of Shares	Common Stock	Value
	Energy Equipment & Services (9.1%)
18,321	Compagnie Generale de Geophysique - Veritas (CGG-Veritas) (ADR)	$761,970	*†
4,300	Core Laboratories N.V.	390,956	*
12,700	FMC Technologies, Inc.	900,176	*
3,740	Oceaneering International, Inc.	177,800	*
21,900	Smith International, Inc.	1,148,436
	Total Energy Equipment & Services	3,379,338
	Health Care Equipment & Supplies (3.3%)
6,600	Intuitive Surgical, Inc.	855,756	*
8,900	Palomar Medical Technologies, Inc.	364,366	*†
	Total Health Care Equipment & Supplies	1,220,122
	Health Care Providers & Services (2.5%)
9,600	Express Scripts, Inc.	917,280	*
	Health Care Technology (1.1%)
7,700	Cerner Corp.	409,948	*
	Hotels, Restaurants & Leisure (10.2%)
15,100	Cheesecake Factory, Inc. (The)	416,760	*
4,700	Chipotle Mexican Grill, Inc., Class A	306,581	*†
5,000	Chipotle Mexican Grill, Inc., Class B	299,600	*
13,700	Ctrip.com International, Ltd. (ADR)	971,604
10,600	Home Inns & Hotels Management, Inc. (ADR)	363,262	*†
13,100	P.F. Chang's China Bistro, Inc.	501,075	*†
9,000	Wynn Resorts, Ltd.	919,890	†
	Total Hotels, Restaurants & Leisure	3,778,772
	Insurance (2.3%)
11,300	eHealth, Inc.	249,504	*†
25,400	National Interstate Corp.	608,584	†
	Total Insurance	858,088
	Internet & Catalog Retail (1.4%)
24,100	Netflix, Inc.	534,297	*†
	Internet Software & Services (3.1%)
14,000	Akamai Technologies, Inc.	617,120	*
4,300	Baidu.com, Inc. (ADR)	522,794	*†
	Total Internet Software & Services	1,139,914
	IT Services (6.8%)
11,600	Alliance Data Systems Corp.	738,456	*†
9,000	CheckFree Corp.	302,940	*
16,600	Cognizant Technology Solutions Corp., Class A	1,484,040	*
	Total IT Services	2,525,436
	Machinery (2.0%)
14,600	Joy Global, Inc.	739,198	†

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Growth Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Media (1.6%)
15,800	Focus Media Holding, Ltd. (ADR)	$584,600	*†
	Metals & Mining (1.0%)
3,400	Allegheny Technologies, Inc.	372,572
	Personal Products (0.8%)
7,200	Bare Escentuals, Inc.	291,096	*
	Pharmaceuticals (0.7%)
21,000	Salix Pharmaceuticals, Ltd.	273,420	*
	Semiconductors & Semiconductor Equipment (6.4%)
21,500	Broadcom Corp., Class A	699,825	*
12,065	Hittite Microwave Corp.	545,097	*
13,800	Linear Technology Corp.	516,396	†
38,700	Marvell Technology Group, Ltd.	624,231	*
	Total Semiconductors & Semiconductor Equipment	2,385,549
	Software (5.2%)
14,200	ANSYS, Inc.	727,040	*
8,600	Electronic Arts, Inc.	433,526	*
18,650	Salesforce.com, Inc.	783,300	*†
	Total Software	1,943,866
	Specialty Retail (2.9%)
27,000	Urban Outfitters, Inc.	695,520	*
9,200	Zumiez, Inc.	363,032	*†
	Total Specialty Retail	1,058,552
	Wireless Telecommunication Services (1.0%)
19,700	Clearwire Corp., Class A	353,221	*†
	Total Common Stock (Cost: $28,192,592) (98.2%)	36,416,744
Principal Amount	Short-Term Investments ▲
$162,741	Banco Bilbao Vizcaya Argentaria, S.A., 5.305%, due 05/14/07	162,741	**
211,563	Bank of America, 5.27%, due 05/08/07	211,563	**
203,426	Bank of America, 5.27%, due 06/18/07	203,426	**
122,056	Bank of America, 5.27%, due 06/19/07	122,056	**
203,426	Bank of America, 5.31%, due 05/17/07	203,426	**
40,685	Bank of Montreal, 5.28%, due 05/18/07	40,685	**
40,685	Bank of Montreal, 5.28%, due 06/01/07	40,685	**
122,056	Bank of Nova Scotia, 5.28%, due 05/01/07	122,056	**
81,370	Bank of Nova Scotia, 5.28%, due 05/02/07	81,370	**
81,370	Bank of Nova Scotia, 5.28%, due 05/09/07	81,370	**
162,740	Bank of Sweden, 5.3%, due 05/11/07	162,740	**
81,370	Barclays Bank PLC, 5.285%, due 05/07/07	81,370	**
81,370	Barclays Bank PLC, 5.285%, due 05/21/07	81,370	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Growth Equities Fund

April 30, 2007

Principal Amount	Short-Term Investments ▲	Value
$203,426	Barclays Bank PLC, 5.29%, due 06/08/07	$203,426	**
81,370	Barclays Bank PLC, 5.295%, due 06/04/07	81,370	**
40,685	Barclays Bank PLC, 5.295%, due 06/04/07	40,685	**
122,056	Barclays Bank PLC, 5.3%, due 05/16/07	122,056	**
81,370	CAFCO Funding LLC, 5.293%, due 05/31/07	81,370	**
122,056	CAFCO Funding LLC, 5.294%, due 05/16/07	122,056	**
40,685	Calyon, 5.3%, due 05/17/07	40,685	**
40,685	Calyon, 5.305%, due 05/24/07	40,685	**
81,370	Canadian Imperial Bank of Commerce, 5.28%, due 05/29/07	81,370	**
81,370	Charta LLC, 5.289%, due 06/13/07	81,370	**
40,685	Charta LLC, 5.296%, due 05/09/07	40,685	**
122,056	Charta LLC, 5.298%, due 05/08/07	122,056	**
81,370	Citigroup, Inc., 5.31%, due 05/04/07	81,370	**
40,685	Compass Securitization, 5.293%, due 05/25/07	40,685	**
40,685	CRC Funding LLC, 5.282%, due 05/16/07	40,685	**
162,741	Credit Suisse USA, Inc., 5.275%, due 05/03/07	162,741	**
40,685	Credit Suisse USA, Inc., 5.295%, due 06/25/07	40,685	**
40,685	Credit Suisse USA, Inc., 5.3%, due 05/17/07	40,685	**
81,370	Credit Suisse USA, Inc., 5.3%, due 06/11/07	81,370	**
203,426	Credit Suisse USA, Inc., 5.31%, due 05/01/07	203,426	**
81,370	Deutsche Bank, 5.275%, due 05/03/07	81,370	**
81,370	Deutsche Bank, 5.3%, due 05/15/07	81,370	**
81,370	Erste Bank, 5.29%, due 05/09/07	81,370	**
40,685	Fairway Finance Company LLC, 5.297%, due 05/07/07	40,685	**
40,685	Falcon Asset Securitization Corp., 5.284%, due 05/24/07	40,685	**
40,685	Falcon Asset Securitization Corp., 5.292%, due 05/07/07	40,685	**
122,056	First Tennessee National Corp., 5.31%, due 05/02/07	122,056	**
81,370	Fortis Bank, 5.27%, due 05/11/07	81,370	**
122,056	Fortis Bank, 5.28%, due 05/21/07	122,056	**
81,370	Fortis Bank, 5.28%, due 05/23/07	81,370	**
122,056	Fortis Bank, 5.28%, due 05/25/07	122,056	**
40,685	Fortis Bank, 5.3%, due 06/25/07	40,685	**
40,685	Greyhawk Funding, 5.296%, due 05/02/07	40,685	**
40,685	HBOS Halifax Bank of Scotland, 5.3%, due 05/08/07	40,685	**
704,471	Investors Bank & Trust Depository Reserve, 3.59%	704,471
81,370	Jupiter Securitization Corp., 5.292%, due 05/02/07	81,370	**
40,685	Liberty Street Funding Corp., 5.282%, due 05/25/07	40,685	**
81,370	Liberty Street Funding Corp., 5.292%, due 05/03/07	81,370	**
40,682	Morgan Stanley, 5.383%, due 08/01/07	40,685	**
81,370	Paradigm Funding LLC, 5.282%, due 05/22/07	81,370	**
81,370	Paradigm Funding LLC, 5.287%, due 05/31/07	81,370	**
284,796	Rabobank Nederland, 5.265%, due 05/02/07	284,796	**
81,370	Rabobank Nederland, 5.275%, due 05/30/07	81,370	**
325,481	Rabobank Nederland, 5.3%, due 05/01/07	325,481	**
81,370	Ranger Funding, 5.283%, due 06/01/07	81,370	**
81,370	Ranger Funding, 5.287%, due 05/17/07	81,370	**
40,685	Ranger Funding, 5.291%, due 05/01/07	40,685	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Growth Equities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments ▲	Value
$81,370	Ranger Funding, 5.293%, due 06/19/07	$81,370	**
203,426	Royal Bank of Canada, 5.3%, due 05/01/07	203,426	**
40,685	Royal Bank of Scotland, 5.285%, due 05/07/07	40,685	**
81,370	Royal Bank of Scotland, 5.3%, due 05/08/07	81,370	**
40,685	Royal Bank of Scotland, 5.3%, due 05/09/07	40,685	**
122,056	Royal Bank of Scotland, 5.31%, due 05/25/07	122,056	**
61,028	Sheffield Receivables Corp., 5.286%, due 05/23/07	61,028	**
122,056	Sheffield Receivables Corp., 5.295%, due 05/04/07	122,056	**
40,685	Skandinaviska Enskilda Banken AB, 5.28%, due 05/15/07	40,685	**
736,684	Svenska Handelsbanken, 5.31%, due 05/01/07	736,684	**
40,685	Three Pillars Funding LLC, 5.282%, due 05/24/07	40,685	**
162,740	Toronto Dominion Bank, 5.28%, due 05/10/07	162,740	**
203,426	UBS AG, 5.28%, due 06/01/07	203,426	**
203,426	UBS AG, 5.288%, due 06/18/07	203,426	**
81,370	UBS AG, 5.29%, due 06/12/07	81,370	**
244,111	UBS AG, 5.29%, due 06/15/07	244,111	**
81,370	Variable Funding Capital Co., 5.277%, due 05/17/07	81,370	**
40,685	Yorktown Capital LLC, 5.295%, due 05/14/07	40,685	**
	Total Short-Term Investments (Cost: $8,955,698) (24.2%)	8,955,698
	Total Investments (Cost: $37,148,290) (122.4%)	45,372,442
	Liabilities in Excess of Other Assets (– 22.4%)	(8,295,018)
	Net Assets (100.0%)	$37,077,424

  Notes to the Schedule of Investments:

ADR  -   American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Growth Equities Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Aerospace & Defense	1.3%
Beverages	1.3
Biotechnology	5.3
Capital Markets	7.9
Commercial Services & Supplies	9.0
Communications Equipment	1.8
Computers & Peripherals	1.5
Construction & Engineering	2.0
Diversified Consumer Services	4.0
Diversified Telecommunication Services	1.1
Electrical Equipment	1.6
Energy Equipment & Services	9.1
Health Care Equipment & Supplies	3.3
Health Care Providers & Services	2.5
Health Care Technology	1.1
Hotels, Restaurants & Leisure	10.2
Insurance	2.3
Internet & Catalog Retail	1.4
Internet Software & Services	3.1
IT Services	6.8
Machinery	2.0
Media	1.6
Metals & Mining	1.0
Personal Products	0.8
Pharmaceuticals	0.7
Semiconductors & Semiconductor Equipment	6.4
Software	5.2
Specialty Retail	2.9
Wireless Telecommunication Services	1.0
Short-Term Investments	24.2
Total	122.4%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Growth Insights Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.6% of Net Assets)
225	Boeing Co. (The)	$20,925
	Air Freight & Logistics (3.4%)
415	C.H. Robinson Worldwide, Inc.	22,186
540	Expeditors International of Washington, Inc.	22,572
	Total Air Freight & Logistics	44,758
	Beverages (1.7%)
575	Hansen Natural Corp.	21,965	*
	Biotechnology (3.7%)
308	Genentech, Inc.	24,637	*
385	Genzyme Corp.	25,144	*
	Total Biotechnology	49,781
	Capital Markets (2.9%)
205	Affiliated Managers Group, Inc.	24,114	*
215	GFI Group, Inc.	14,889	*
	Total Capital Markets	39,003
	Commercial Banks (1.1%)
454	Commerce Bancorp, Inc.	15,182
	Communications Equipment (5.3%)
1,000	Qualcomm, Inc.	43,800
203	Research In Motion, Ltd.	26,711	*
	Total Communications Equipment	70,511
	Computers & Peripherals (3.5%)
340	Apple, Inc.	33,932	*
1,355	Brocade Communications Systems, Inc.	13,238	*
	Total Computers & Peripherals	47,170
	Consumer Finance (1.6%)
345	American Express Co.	20,931
	Electrical Equipment (1.6%)
460	Emerson Electric Co.	21,616
	Energy Equipment & Services (5.1%)
525	FMC Technologies, Inc.	37,212	*
570	Weatherford International, Ltd.	29,919	*
	Total Energy Equipment & Services	67,131
	Exchange-Traded Fund (ETF) (8.7%)
620	Materials Select Sector SPDR Trust	24,019
1,690	SPDR S&P Retail Trust	73,025
460	Utilities Select Sector SPDR Trust	19,113
	Total Exchange-Traded Fund (ETF)	116,157

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Growth Insights Fund

April 30, 2007

Number of Shares	Common Stock	Value
	Food & Staples Retailing (3.3%)
548	Sysco Corp.	$17,942
580	Walgreen Co.	25,462
	Total Food & Staples Retailing	43,404
	Food Products (1.5%)
385	Kellogg Co.	20,370
	Health Care Equipment & Supplies (3.1%)
713	Foxhollow Technologies, Inc.	15,893	*
481	Medtronic, Inc.	25,459
	Total Health Care Equipment & Supplies	41,352
	Health Care Providers & Services (2.3%)
250	UnitedHealth Group, Inc.	13,265
220	WellPoint, Inc.	17,374	*
	Total Health Care Providers & Services	30,639
	Health Care Technology (1.5%)
380	Cerner Corp.	20,231	*
	Hotels, Restaurants & Leisure (4.6%)
680	Cheesecake Factory, Inc. (The)	18,768	*
225	Chipotle Mexican Grill, Inc., Class B	13,482	*
745	P.F. Chang's China Bistro, Inc.	28,496	*
	Total Hotels, Restaurants & Leisure	60,746
	Household Products (3.1%)
635	Procter & Gamble Co. (The)	40,837
	Industrial Conglomerates (4.8%)
1,715	General Electric Co.	63,215
	Insurance (2.2%)
560	AFLAC, Inc.	28,750
	Internet Software & Services (8.5%)
90	Google, Inc., Class A	42,424	*
1,620	Vocus, Inc.	36,434	*
1,195	Yahoo!, Inc.	33,508	*
	Total Internet Software & Services	112,366
	Life Science Tools & Services (2.0%)
405	Invitrogen Corp.	26,515	*
	Media (2.0%)
997	Comcast Corp., Special Class A	26,321	*
	Metals & Mining (2.1%)
255	Allegheny Technologies, Inc.	27,943

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Growth Insights Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Pharmaceuticals (5.0%)
217	Allergan, Inc.	$26,300
1,575	Cypress Bioscience, Inc.	14,348	*
670	Teva Pharmaceutical Industries, Ltd. (ADR)	25,668
	Total Pharmaceuticals	66,316
	Real Estate (1.0%)
130	Jones Lang Lasalle, Inc.	13,974
	Road & Rail (3.5%)
585	Landstar System, Inc.	28,261
355	Norfolk Southern Corp.	18,900
	Total Road & Rail	47,161
	Semiconductors & Semiconductor Equipment (3.9%)
760	Broadcom Corp., Class A	24,738	*
1,655	Marvell Technology Group, Ltd.	26,695	*
	Total Semiconductors & Semiconductor Equipment	51,433
	Software (5.1%)
840	Autodesk, Inc.	34,667	*
785	Salesforce.com, Inc.	32,970	*
	Total Software	67,637
	Wireless Telecommunication Services (0.9%)
315	American Tower Corp., Class A	11,970	*
	Total Common Stock (Cost: $1,161,417) (100.6%)	1,336,310
Principal Amount	Short-Term Investments
$11,002	Investors Bank & Trust Depository Reserve, 3.59%	11,002
	Total Short-Term Investments (Cost: $11,002) (0.8%)	11,002
	Total Investments (Cost: $1,172,419) (101.4%)	1,347,312
	Liabilities in Excess of Other Assets (– 1.4%)	(18,862)
	Net Assets (100.0%)	$1,328,450

Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

ETF  -  Exchange Traded Fund.

  *  Non-income producing.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Growth Insights Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Aerospace & Defense	1.6%
Air Freight & Logistics	3.4
Beverages	1.7
Biotechnology	3.7
Capital Markets	2.9
Commercial Banks	1.1
Communications Equipment	5.3
Computers & Peripherals	3.5
Consumer Finance	1.6
Electrical Equipment	1.6
Energy Equipment & Services	5.1
Exchange-Traded Fund (ETF)	8.7
Food & Staples Retailing	3.3
Food Products	1.5
Health Care Equipment & Supplies	3.1
Health Care Providers & Services	2.3
Health Care Technology	1.5
Hotels, Restaurants & Leisure	4.6
Household Products	3.1
Industrial Conglomerates	4.8
Insurance	2.2
Internet Software & Services	8.5
Life Science Tools & Services	2.0
Media	2.0
Metals & Mining	2.1
Pharmaceuticals	5.0
Real Estate	1.0
Road & Rail	3.5
Semiconductors & Semiconductor Equipment	3.9
Software	5.1
Wireless Telecommunication Services	0.9
Short-Term Investments	0.8
Total	101.4%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Large Cap Core Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (4.3% of Net Assets)
10,240	Boeing Co. (The)	$952,320
3,670	General Dynamics Corp.	288,095
	Total Aerospace & Defense	1,240,415
	Air Freight & Logistics (0.8%)
2,300	FedEx Corp.	242,512
	Auto Components (2.7%)
23,000	Goodyear Tire & Rubber Co.	764,980	*
	Automobiles (0.9%)
31,800	Ford Motor Co.	255,672
	Beverages (2.5%)
2,780	Coca-Cola Co. (The)	145,088
14,600	Hansen Natural Corp.	557,720	*
	Total Beverages	702,808
	Biotechnology (3.7%)
9,555	Amgen, Inc.	612,858	*
5,600	Genentech, Inc.	447,944	*
	Total Biotechnology	1,060,802
	Capital Markets (4.5%)
4,605	Franklin Resources, Inc.	604,683
7,425	Merrill Lynch & Co., Inc.	669,958
	Total Capital Markets	1,274,641
	Chemicals (3.0%)
9,015	Dow Chemical Co.	402,159
6,935	Praxair, Inc.	447,654
	Total Chemicals	849,813
	Commercial Banks (0.5%)
4,413	Commerce Bancorp, Inc.	147,571
	Commercial Services & Supplies (0.5%)
3,700	R.R. Donnelley & Sons Co.	148,740
	Communications Equipment (6.6%)
23,400	Corning, Inc.	555,048	*
13,675	Juniper Networks, Inc.	305,773	*
20,920	Qualcomm, Inc.	916,296
900	Research In Motion, Ltd.	118,422	*
	Total Communications Equipment	1,895,539
	Diversified Financial Services (8.8%)
12,509	Bank of America Corp.	636,708
7,400	CIT Group, Inc.	441,410
12,560	Citigroup, Inc.	673,467
14,600	JPMorgan Chase & Co.	760,660
	Total Diversified Financial Services	2,512,245

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Large Cap Core Fund

April 30, 2007

Number of Shares	Common Stock	Value
	Diversified Telecommunication Services (3.3%)
24,820	Citizens Communications Co.	$386,447
14,915	Verizon Communications, Inc.	569,455
	Total Diversified Telecommunication Services	955,902
	Electric Utilities (3.6%)
10,200	Exelon Corp.	769,182
7,175	Southern Co. (The)	271,143
	Total Electric Utilities	1,040,325
	Energy Equipment & Services (4.3%)
7,000	FMC Technologies, Inc.	496,160	*
6,220	Transocean, Inc.	536,164	*
3,900	Weatherford International, Ltd.	204,711	*
	Total Energy Equipment & Services	1,237,035
	Food & Staples Retailing (2.0%)
15,800	CVS/Caremark Corp.	572,592
	Food Products (0.7%)
5,813	Kraft Foods, Inc., Class A	194,561
	Health Care Equipment & Supplies (1.8%)
33,200	Boston Scientific Corp.	512,608	*
	Health Care Providers & Services (4.5%)
5,375	Cardinal Health, Inc.	375,981
2,570	Express Scripts, Inc.	245,563	*
12,100	Health Net, Inc.	654,126	*
	Total Health Care Providers & Services	1,275,670
	Household Products (2.2%)
9,775	Procter & Gamble Co. (The)	628,630
	Industrial Conglomerates (3.4%)
26,250	General Electric Co.	967,575
	Insurance (5.8%)
10,000	AFLAC, Inc.	513,400
7,850	American International Group, Inc.	548,794
15,740	Axis Capital Holdings, Ltd.	583,954
	Total Insurance	1,646,148
	Internet Software & Services (2.6%)
5,830	eBay, Inc.	197,870	*
19,520	Yahoo!, Inc.	547,341	*
	Total Internet Software & Services	745,211
	IT Services (1.4%)
7,400	Infosys Technologies, Limited (ADR)	387,390
	Machinery (1.7%)
4,400	Deere & Co.	481,360

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Large Cap Core Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Media (1.8%)
19,705	Comcast Corp., Special Class A	$520,212	*
	Multiline Retail (2.3%)
14,800	Federated Department Stores, Inc.	650,016
	Oil, Gas & Consumable Fuels (6.0%)
12,100	ConocoPhillips	839,135
12,260	Valero Energy Corp.	861,020
	Total Oil, Gas & Consumable Fuels	1,700,155
	Pharmaceuticals (2.1%)
2,275	Allergan, Inc.	275,730
5,595	Lilly (Eli) & Co.	330,832
	Total Pharmaceuticals	606,562
	Semiconductors & Semiconductor Equipment (1.5%)
16,500	National Semiconductor Corp.	433,950
	Software (3.1%)
15,520	Microsoft Corp.	464,669
22,700	Oracle Corp.	426,760	*
	Total Software	891,429
	Specialty Retail (3.1%)
12,800	Home Depot, Inc.	484,736
8,100	OfficeMax, Inc.	398,682
	Total Specialty Retail	883,418
	Thrifts & Mortgage Finance (1.9%)
14,410	Countrywide Financial Corp.	534,323
	Tobacco (2.1%)
8,555	Altria Group, Inc.	589,611
	Total Common Stock (Cost: $24,981,655) (100.0%)	28,550,421
Principal Amount	Short-Term Investments
$913,551	Investors Bank & Trust Depository Reserve, 3.59%	913,551
	Total Short-Term Investments (Cost: $913,551) (3.2%)	913,551
	Total Investments (Cost: $25,895,206) (103.2%)	29,463,972
	Liabilities in Excess of Other Assets (– 3.2%)	(908,564)
	Net Assets (100.0%)	$28,555,408

Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Large Cap Core Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Aerospace & Defense	4.3%
Air Freight & Logistics	0.8
Auto Components	2.7
Automobiles	0.9
Beverages	2.5
Biotechnology	3.7
Capital Markets	4.5
Chemicals	3.0
Commercial Banks	0.5
Commercial Services & Supplies	0.5
Communications Equipment	6.6
Diversified Financial Services	8.8
Diversified Telecommunication Services	3.3
Electric Utilities	3.6
Energy Equipment & Services	4.3
Food & Staples Retailing	2.0
Food Products	0.7
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	4.5
Household Products	2.2
Industrial Conglomerates	3.4
Insurance	5.8
Internet Software & Services	2.6
IT Services	1.4
Machinery	1.7
Media	1.8
Multiline Retail	2.3
Oil, Gas & Consumable Fuels	6.0
Pharmaceuticals	2.1
Semiconductors & Semiconductor Equipment	1.5
Software	3.1
Specialty Retail	3.1
Thrifts & Mortgage Finance	1.9
Tobacco	2.1
Short-Term Investments	3.2
Total	103.2%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Large Cap Growth Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.4% of Net Assets)
3,400	Boeing Co. (The)	$316,200
	Air Freight & Logistics (1.3%)
7,200	UTI Worldwide, Inc.	168,984
	Banking & Financial Services (1.0%)
1,000	IntercontinentalExchange, Inc.	127,000	*
	Beverages (1.8%)
6,200	Hansen Natural Corp.	236,840	*
	Biotechnology (5.6%)
6,800	Celgene Corp.	415,888	*
3,950	Genentech, Inc.	315,960	*
	Total Biotechnology	731,848
	Capital Markets (8.2%)
1,850	Goldman Sachs Group, Inc.	404,428
4,350	T. Rowe Price Group, Inc.	216,108
6,900	UBS AG	447,810
	Total Capital Markets	1,068,346
	Chemicals (4.1%)
6,950	Monsanto Co.	409,980
2,050	Praxair, Inc.	132,327
	Total Chemicals	542,307
	Communications Equipment (8.5%)
8,250	Comverse Technology, Inc.	187,110	*
13,050	Corning, Inc.	309,546	*
14,100	Qualcomm, Inc.	617,580
	Total Communications Equipment	1,114,236
	Computers & Peripherals (2.6%)
9,200	Network Appliance, Inc.	342,332	*
	Consumer Finance (2.8%)
6,050	American Express Co.	367,053
	Energy Equipment & Services (8.3%)
4,400	FMC Technologies, Inc.	311,872	*
4,900	Transocean, Inc.	422,380	*
6,750	Weatherford International, Ltd.	354,308	*
	Total Energy Equipment & Services	1,088,560
	Food & Staples Retailing (2.8%)
2,685	Costco Wholesale Corp.	143,835
6,175	CVS/Caremark Corp.	223,782
	Total Food & Staples Retailing	367,617

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Large Cap Growth Fund

April 30, 2007

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (1.6%)
4,950	St. Jude Medical, Inc.	$211,811	*
	Health Care Providers & Services (11.9%)
4,400	Express Scripts, Inc.	420,420	*
3,400	Medco Health Solutions, Inc.	265,268	*
8,150	UnitedHealth Group, Inc.	432,439
5,650	WellPoint, Inc.	446,181	*
	Total Health Care Providers & Services	1,564,308
	Household Products (3.9%)
8,050	Procter & Gamble Co. (The)	517,696
	Internet Software & Services (8.3%)
1,150	Google, Inc., Class A	542,087	*
19,550	Yahoo!, Inc.	548,182	*
	Total Internet Software & Services	1,090,269
	IT Services (3.8%)
5,550	Cognizant Technology Solutions Corp., Class A	496,170	*
	Machinery (2.2%)
4,500	ITT Industries, Inc.	287,145
	Media (2.0%)
9,800	Comcast Corp., Class A	261,268	*
	Metals & Mining (1.0%)
1,200	Allegheny Technologies, Inc.	131,496
	Oil, Gas & Consumable Fuels (2.7%)
5,100	Valero Energy Corp.	358,173
	Semiconductors & Semiconductor Equipment (1.6%)
12,650	Marvell Technology Group, Ltd.	204,045	*
	Software (1.6%)
5,000	Autodesk, Inc.	206,350	*
	Specialty Retail (3.7%)
3,110	Abercrombie & Fitch Co., Class A	253,963
7,600	Lowe's Companies, Inc.	232,256
	Total Specialty Retail	486,219
	Thrifts & Mortgage Finance (1.8%)
6,250	Countrywide Financial Corp.	231,750
	Wireless Telecommunication Services (2.1%)
7,350	American Tower Corp., Class A	279,300	*
	Total Common Stock (Cost: $11,627,373) (97.6%)	12,797,323

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Large Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amoint	Short-Term Investments	Value
$355,106	Investors Bank & Trust Depository Reserve, 3.59%	$355,106
	Total Short-Term Investments (Cost: $355,106) (2.7%)	355,106
	Total Investments (Cost: $11,982,479) (100.3%)	13,152,429
	Liabilities in Excess of Other Assets (– 0.3%)	(42,444)
	Net Assets (100.0%)	$13,109,985

Notes to the Schedule of Investments:

*  Non-income producing.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Large Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Air Freight & Logistics	1.3
Banking & Financial Services	1.0
Beverages	1.8
Biotechnology	5.6
Capital Markets	8.2
Chemicals	4.1
Communications Equipment	8.5
Computers & Peripherals	2.6
Consumer Finance	2.8
Energy Equipment & Services	8.3
Food & Staples Retailing	2.8
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	11.9
Household Products	3.9
Internet Software & Services	8.3
IT Services	3.8
Machinery	2.2
Media	2.0
Metals & Mining	1.0
Oil, Gas & Consumable Fuels	2.7
Semiconductors & Semiconductor Equipment	1.6
Software	1.6
Specialty Retail	3.7
Thrifts & Mortgage Finance	1.8
Wireless Telecommunication Services	2.1
Short-Term Investments	2.7
Total	100.3%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Opportunity Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Airlines (0.6% of Net Assets)
20,100	Continental Airlines, Inc., Class B	$734,856	*
	Auto Components (0.7%)
28,400	Tenneco, Inc.	850,580	*
	Automobiles (0.9%)
128,500	Fleetwood Enterprises, Inc.	1,070,405	*†
	Banking (0.6%)
32,101	Apollo Investment Corp.	705,259
	Biotechnology (4.8%)
252,700	Arena Pharmaceuticals, Inc.	3,292,681	*†
204,500	Exact Sciences Corp.	654,400	*
129,100	Human Genome Sciences, Inc.	1,390,407	*
49,400	Millennium Pharmaceuticals, Inc.	547,352	*†
	Total Biotechnology	5,884,840
	Capital Markets (1.8%)
8,700	Cohen & Steers, Inc.	446,397
28,000	Piper Jaffray Companies, Inc.	1,786,680	*
	Total Capital Markets	2,233,077
	Chemicals (2.4%)
138,200	Chemtura Corp.	1,524,346
22,250	PolyOne Corp.	145,960	*
48,200	Spartech Corp.	1,352,492
	Total Chemicals	3,022,798
	Commercial Banks (0.8%)
36,400	TCF Financial Corp.	985,712
	Commercial Services & Supplies (4.2%)
69,600	Allied Waste Industries, Inc.	930,552	*†
109,500	IKON Office Solutions, Inc.	1,638,120
78,100	On Assignment, Inc.	873,158	*
85,300	Tetra Tech, Inc.	1,775,946	*
	Total Commercial Services & Supplies	5,217,776
	Communications Equipment (2.1%)
441,600	3Com Corp.	1,779,648	*
54,900	Arris Group, Inc.	813,618	*
	Total Communications Equipment	2,593,266
	Computer Software & Services (0.7%)
20,400	Komag, Inc.	561,204	*†
21,500	Rackable Systems, Inc.	252,840	*†
	Total Computer Software & Services	814,044

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Opportunity Fund

April 30, 2007

Number of Shares	Common Stock	Value
	Computers & Peripherals (1.4%)
64,700	Cray, Inc.	$805,515	*
229,400	Dot Hill Systems Corp.	945,128	*
	Total Computers & Peripherals	1,750,643
	Construction & Engineering (0.5%)
20,400	Shaw Group, Inc.	661,572	*
	Containers & Packaging (1.3%)
130,000	Smurfit-Stone Container Corp.	1,566,500	*
	Diversified Consumer Services (0.4%)
99,500	Home Solutions of America, Inc.	471,630	*†
	Diversified Telecommunication Services (1.7%)
417,200	Cincinnati Bell, Inc.	2,115,204	*
	Electrical Equipment (3.6%)
273,100	FuelCell Energy, Inc.	1,922,624	*†
253,700	GrafTech International, Ltd.	2,531,926	*
	Total Electrical Equipment	4,454,550
	Electronic Equipment & Instruments (2.3%)
120,100	American Technology Corp.	421,551	*†
79,700	Echelon Corp.	1,032,115	*†
408,790	Solectron Corp.	1,369,447	*†
	Total Electronic Equipment & Instruments	2,823,113
	Energy & Oil Services (0.1%)
4,400	Cheniere Energy, Inc.	146,740	*†
	Energy Equipment & Services (1.4%)
7,200	FMC Technologies, Inc.	510,336	*
46,300	Key Energy Services, Inc.	863,495	*
11,200	Pride International, Inc.	367,472	*
	Total Energy Equipment & Services	1,741,303
	Food & Staples Retailing (1.9%)
128,370	Wild Oats Markets, Inc.	2,314,511	*
	Food Products (3.0%)
95,600	Hain Celestial Group, Inc. (The)	2,870,868	*
104,800	Tasty Baking Co.	885,560
	Total Food Products	3,756,428
	Health Care Equipment & Supplies (3.7%)
107,500	Synovis Life Technologies, Inc.	1,379,225	*
163,600	Thoratec Corp.	3,209,832	*
	Total Health Care Equipment & Supplies	4,589,057

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Opportunity Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Health Care Providers & Services (4.0%)
34,800	American Dental Partners, Inc.	$744,024	*
59,400	Healthspring, Inc.	1,397,088	*
56,700	Kindred Healthcare, Inc.	1,979,964	*
107,200	NovaMed, Inc.	791,136	*
	Total Health Care Providers & Services	4,912,212
	Health Care Technology (2.3%)
151,700	Eclipsys Corp.	2,842,858	*
	Hotels, Restaurants & Leisure (2.7%)
52,500	California Pizza Kitchen, Inc.	1,754,025	*
47,400	Luby's, Inc.	474,474	*
181,100	Six Flags, Inc.	1,079,356	*†
	Total Hotels, Restaurants & Leisure	3,307,855
	Household Durables (0.4%)
19,600	Hovnanian Enterprises, Inc.	470,204	*†
	Independent Power Producers & Energy Traders (1.9%)
254,700	Dynegy, Inc., Class A	2,396,727	*
	Insurance (2.6%)
67,600	AmCOMP, Inc.	652,340	*
90,166	Donegal Group, Inc., Class A	1,367,818
10,100	Ohio Casualty Corp.	319,564
56,900	Phoenix Companies, Inc.	847,810
	Total Insurance	3,187,532
	IT Services (1.8%)
297,900	BearingPoint, Inc.	2,186,586	*†
	Life Science Tools & Services (1.0%)
126,000	Albany Molecular Research, Inc.	1,210,860	*
	Machinery (6.3%)
52,700	AGCO Corp.	2,199,171	*
104,200	Federal Signal Corp.	1,645,318
63,310	Lindsay Manufacturing Co.	1,934,121	†
54,000	Wabtec Corp.	2,006,100
	Total Machinery	7,784,710
	Marine (0.7%)
22,800	Kirby Corp.	861,840	*
	Media (2.8%)
71,500	4Kids Entertainment, Inc.	1,163,305	*
44,800	Interpublic Group of Companies, Inc. (The)	568,064	*†
160,435	Mediacom Communications Corp., Class A	1,384,554	*
15,700	Regal Entertainment Group, Class A	341,475
	Total Media	3,457,398

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Opportunity Fund

April 30, 2007

Number of Shares	Common Stock	Value
	Metals & Mining (0.4%)
53,300	North American Palladium, Ltd.	$518,609	*
	Multiline Retail (0.8%)
48,300	Saks, Inc.	1,011,402
	Multi-Utilities (1.7%)
62,400	Avista Corp.	1,472,016
18,100	NorthWestern Corp.	636,034
	Total Multi-Utilities	2,108,050
	Oil, Gas & Consumable Fuels (0.7%)
68,400	Warren Resources, Inc.	903,564	*†
	Paper & Forest Products (2.4%)
22,300	Bowater, Inc.	488,147	†
79,700	Buckeye Technologies, Inc.	1,009,799	*
95,600	Glatfelter Co.	1,429,220
	Total Paper & Forest Products	2,927,166
	Pharmaceuticals (0.8%)
15,800	Alpharma, Inc., Class A	383,940
43,200	Viropharma, Inc.	651,456	*†
	Total Pharmaceuticals	1,035,396
	Real Estate Investment Trust (REITs) (4.1%)
124,947	Affordable Residential Communities, Inc.	1,465,628	*
11,300	Crescent Real Estate Equities Co.	231,763
94,900	Equity Inns, Inc.	1,622,790
64,700	Medical Properties Trust, Inc.	921,328	†
58,800	Spirit Finance Corp.	846,132
	Total Real Estate Investment Trust (REITs)	5,087,641
	Semiconductors & Semiconductor Equipment (8.6%)
127,824	Brooks Automation, Inc.	2,233,085	*
81,400	Fairchild Semiconductor International, Inc.	1,432,640	*†
20,700	Genesis Microchip, Inc.	177,606	*
205,700	Lattice Semiconductor Corp.	1,123,122	*
358,700	Mattson Technology, Inc.	3,626,457	*
122,800	Nanometrics, Inc.	792,060	*†
81,400	Photronics, Inc.	1,225,070	*
	Total Semiconductors & Semiconductor Equipment	10,610,040
	Software (1.9%)
219,600	Novell, Inc.	1,603,080	*
23,300	THQ, Inc.	777,521	*†
	Total Software	2,380,601

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Opportunity Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Specialty Retail (3.7%)
334,500	Blockbuster, Inc., Class A	$2,073,900	*†
91,900	Cost Plus, Inc.	896,025	*†
8,800	Gymboree Corp.	335,984	*
176,000	Pier 1 Imports, Inc.	1,328,800	†
	Total Specialty Retail	4,634,709
	Telecommunications (0.1%)
86,400	SunCom Wireless Holdings, Inc., Class A	146,880	*
	Textiles, Apparel & Luxury Goods (1.7%)
23,600	Hanesbrands, Inc.	627,524	*
52,000	Warnaco Group, Inc.	1,470,560	*
	Total Textiles, Apparel & Luxury Goods	2,098,084
	Thrifts & Mortgage Finance (5.0%)
191,700	Bank Mutual Corp.	2,260,143
134,268	Partners Trust Financial Group, Inc.	1,487,689
13,850	PFF Bancorp, Inc.	389,739
32,300	PMI Group, Inc. (The)	1,565,581
11,700	Triad Guaranty, Inc.	517,257	*
	Total Thrifts & Mortgage Finance	6,220,409
	Wireless Telecommunication Services (0.5%)
72,100	Dobson Communications Corp., Class A	656,831	*
	Total Common Stock (Cost: $100,774,453) (99.8%)	123,462,028
Principal Amount	Short-Term Investments ▲
$544,695	Banco Bilbao Vizcaya Argentaria, S.A., 5.305%, due 05/14/07	544,695	**
708,107	Bank of America, 5.27%, due 05/08/07	708,107	**
680,872	Bank of America, 5.27%, due 06/18/07	680,872	**
408,523	Bank of America, 5.27%, due 06/19/07	408,523	**
680,872	Bank of America, 5.31%, due 05/17/07	680,872	**
136,174	Bank of Montreal, 5.28%, due 05/18/07	136,174	**
136,174	Bank of Montreal, 5.28%, due 06/01/07	136,174	**
408,523	Bank of Nova Scotia, 5.28%, due 05/01/07	408,523	**
272,349	Bank of Nova Scotia, 5.28%, due 05/02/07	272,349	**
272,349	Bank of Nova Scotia, 5.28%, due 05/09/07	272,349	**
544,697	Bank of Sweden, 5.3%, due 05/11/07	544,697	**
272,349	Barclays Bank PLC, 5.285%, due 05/07/07	272,349	**
272,349	Barclays Bank PLC, 5.285%, due 05/21/07	272,349	**
680,872	Barclays Bank PLC, 5.29%, due 06/08/07	680,872	**
272,349	Barclays Bank PLC, 5.295%, due 06/04/07	272,349	**
136,174	Barclays Bank PLC, 5.295%, due 06/04/07	136,174	**
408,523	Barclays Bank PLC, 5.3%, due 05/16/07	408,523	**
272,349	CAFCO Funding LLC, 5.293%, due 05/31/07	272,349	**
408,523	CAFCO Funding LLC, 5.294%, due 05/16/07	408,523	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Opportunity Fund

April 30, 2007

Principal Amount	Short-Term Investments ▲	Value
$136,174	Calyon, 5.3%, due 05/17/07	$136,174	**
136,174	Calyon, 5.305%, due 05/24/07	136,174	**
272,349	Canadian Imperial Bank of Commerce, 5.28%, due 05/29/07	272,349	**
272,349	Charta LLC, 5.289%, due 06/13/07	272,349	**
136,174	Charta LLC, 5.296%, due 05/09/07	136,174	**
408,523	Charta LLC, 5.298%, due 05/08/07	408,523	**
272,349	Citigroup, Inc., 5.31%, due 05/04/07	272,349	**
136,174	Compass Securitization, 5.293%, due 05/25/07	136,174	**
136,174	CRC Funding LLC, 5.282%, due 05/16/07	136,174	**
544,697	Credit Suisse USA, Inc., 5.275%, due 05/03/07	544,697	**
136,174	Credit Suisse USA, Inc., 5.295%, due 06/25/07	136,174	**
136,174	Credit Suisse USA, Inc., 5.3%, due 05/17/07	136,174	**
272,349	Credit Suisse USA, Inc., 5.3%, due 06/11/07	272,349	**
680,872	Credit Suisse USA, Inc., 5.31%, due 05/01/07	680,872	**
272,349	Deutsche Bank, 5.275%, due 05/03/07	272,349	**
272,349	Deutsche Bank, 5.3%, due 05/15/07	272,349	**
272,349	Erste Bank, 5.29%, due 05/09/07	272,349	**
136,174	Fairway Finance Company LLC, 5.297%, due 05/07/07	136,174	**
136,174	Falcon Asset Securitization Corp., 5.284%, due 05/24/07	136,174	**
136,174	Falcon Asset Securitization Corp., 5.292%, due 05/07/07	136,174	**
408,523	First Tennessee National Corp., 5.31%, due 05/02/07	408,523	**
272,349	Fortis Bank, 5.27%, due 05/11/07	272,349	**
408,523	Fortis Bank, 5.28%, due 05/21/07	408,523	**
272,349	Fortis Bank, 5.28%, due 05/23/07	272,349	**
408,523	Fortis Bank, 5.28%, due 05/25/07	408,523	**
136,174	Fortis Bank, 5.3%, due 06/25/07	136,174	**
136,174	Greyhawk Funding, 5.296%, due 05/02/07	136,174	**
136,174	HBOS Halifax Bank of Scotland, 5.3%, due 05/08/07	136,174	**
477,311	Investors Bank & Trust Depository Reserve, 3.59%	477,311
272,349	Jupiter Securitization Corp., 5.292%, due 05/02/07	272,349	**
136,174	Liberty Street Funding Corp., 5.282%, due 05/25/07	136,174	**
272,349	Liberty Street Funding Corp., 5.292%, due 05/03/07	272,349	**
136,164	Morgan Stanley, 5.383%, due 08/01/07	136,174	**
272,349	Paradigm Funding LLC, 5.282%, due 05/22/07	272,349	**
272,349	Paradigm Funding LLC, 5.287%, due 05/31/07	272,349	**
953,220	Rabobank Nederland, 5.265%, due 05/02/07	953,220	**
272,349	Rabobank Nederland, 5.275%, due 05/30/07	272,349	**
1,089,395	Rabobank Nederland, 5.3%, due 05/01/07	1,089,395	**
272,349	Ranger Funding, 5.283%, due 06/01/07	272,349	**
272,349	Ranger Funding, 5.287%, due 05/17/07	272,349	**
136,174	Ranger Funding, 5.291%, due 05/01/07	136,174	**
272,349	Ranger Funding, 5.293%, due 06/19/07	272,349	**
680,872	Royal Bank of Canada, 5.3%, due 05/01/07	680,872	**
136,174	Royal Bank of Scotland, 5.285%, due 05/07/07	136,174	**
272,349	Royal Bank of Scotland, 5.3%, due 05/08/07	272,349	**
136,174	Royal Bank of Scotland, 5.3%, due 05/09/07	136,174	**
408,523	Royal Bank of Scotland, 5.31%, due 05/25/07	408,523	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Opportunity Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments ▲	Value
$204,262	Sheffield Receivables Corp., 5.286%, due 05/23/07	$204,262	**
408,523	Sheffield Receivables Corp., 5.295%, due 05/04/07	408,523	**
136,174	Skandinaviska Enskilda Banken AB, 5.28%, due 05/15/07	136,174	**
2,465,705	Svenska Handelsbanken, 5.31%, due 05/01/07	2,465,705	**
136,174	Three Pillars Funding LLC, 5.282%, due 05/24/07	136,174	**
544,697	Toronto Dominion Bank, 5.28%, due 05/10/07	544,697	**
680,872	UBS AG, 5.28%, due 06/01/07	680,872	**
680,872	UBS AG, 5.288%, due 06/18/07	680,872	**
272,349	UBS AG, 5.29%, due 06/12/07	272,349	**
817,046	UBS AG, 5.29%, due 06/15/07	817,046	**
272,349	Variable Funding Capital Co., 5.277%, due 05/17/07	272,349	**
136,174	Yorktown Capital LLC, 5.295%, due 05/14/07	136,174	**
	Total Short-Term Investments (Cost: $28,094,416) (22.7%)	28,094,416
	Total Investments (Cost: $128,868,869) (122.5%)	151,556,444
	Liabilities in Excess of Other Assets (– 22.5%)	(27,827,288)
	Net Assets (100.0%)	$123,729,156

Notes to the Schedule of Investments:

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Opportunity Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Airlines	0.6%
Auto Components	0.7
Automobiles	0.9
Banking	0.6
Biotechnology	4.8
Capital Markets	1.8
Chemicals	2.4
Commercial Banks	0.8
Commercial Services & Supplies	4.2
Communications Equipment	2.1
Computer Software & Services	0.7
Computers & Peripherals	1.4
Construction & Engineering	0.5
Containers & Packaging	1.3
Diversified Consumer Services	0.4
Diversified Telecommunication Services	1.7
Electrical Equipment	3.6
Electronic Equipment & Instruments	2.3
Energy & Oil Services	0.1
Energy Equipment & Services	1.4
Food & Staples Retailing	1.9
Food Products	3.0
Health Care Equipment & Supplies	3.7
Health Care Providers & Services	4.0
Health Care Technology	2.3
Hotels, Restaurants & Leisure	2.7
Household Durables	0.4
Independent Power Producers & Energy Traders	1.9
Insurance	2.6
IT Services	1.8
Life Science Tools & Services	1.0
Machinery	6.3
Marine	0.7
Media	2.8
Metals & Mining	0.4
Multiline Retail	0.8
Multi-Utilities	1.7
Oil, Gas & Consumable Fuels	0.7
Paper & Forest Products	2.4
Pharmaceuticals	0.8
Real Estate Investment Trust (REITs)	4.1
Semiconductors & Semiconductor Equipment	8.6
Software	1.9
Specialty Retail	3.7
Telecommunications	0.1
Textiles, Apparel & Luxury Goods	1.7
Thrifts & Mortgage Finance	5.0
Wireless Telecommunication Services	0.5
Short-Term Investments	22.7
Total	122.5%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Select Equities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Air Freight & Logistics (4.6% of Net Assets)
1,161,959	C.H. Robinson Worldwide, Inc.	$62,118,328	†
1,492,466	Expeditors International of Washington, Inc.	62,385,079
	Total Air Freight & Logistics	124,503,407
	Biotechnology (6.9%)
68,535	Cephalon, Inc.	5,456,071	*†
1,270,271	Genentech, Inc.	101,608,977	*
1,250,800	Genzyme Corp.	81,689,748	*
	Total Biotechnology	188,754,796
	Commercial Banks (3.8%)
3,087,161	Commerce Bancorp, Inc.	103,234,664	†
	Communications Equipment (9.5%)
5,948,996	Qualcomm, Inc.	260,566,025
	Computers & Peripherals (8.0%)
1,742,625	Dell, Inc.	43,931,576	*
4,650,845	Network Appliance, Inc.	173,057,943	*
	Total Computers & Peripherals	216,989,519
	Consumer Finance (1.2%)
587,200	SLM Corp.	31,608,976
	Energy Equipment & Services (9.1%)
3,362,586	Schlumberger, Ltd.	248,259,724
	Food & Staples Retailing (0.9%)
566,173	Walgreen Co.	24,854,995
	Health Care Equipment & Supplies (2.5%)
1,611,185	Varian Medical Systems, Inc.	68,008,119	*†
	Health Care Providers & Services (2.4%)
822,600	WellPoint, Inc.	64,960,722	*
	Health Care Technology (2.1%)
1,098,123	Cerner Corp.	58,464,069	*†
	Household Durables (2.3%)
2,355,958	Pulte Homes, Inc.	63,375,270
	Industrial Conglomerates (3.0%)
2,200,375	General Electric Co.	81,105,823
	Insurance (7.7%)
669,653	American International Group, Inc.	46,815,441
7,039,998	Progressive Corp. (The)	162,412,754
	Total Insurance	209,228,195
	Internet & Catalog Retail (9.3%)
4,146,668	Amazon.com, Inc.	254,315,148	*†

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Select Equities Fund

April 30, 2007

Number of Shares	Common Stock	Value
	Internet Software & Services (12.8%)
3,497,928	eBay, Inc.	$118,719,676	*
391,155	Google, Inc., Class A	184,382,644	*
748,718	VeriSign, Inc.	20,477,437	*†
869,295	Yahoo!, Inc.	24,375,032	*
	Total Internet Software & Services	347,954,789
	Software (7.7%)
2,676,293	Autodesk, Inc.	110,450,612	*
2,400,078	Salesforce.com, Inc.	100,803,276	*†
	Total Software	211,253,888
	Thrifts & Mortgage Finance (4.3%)
3,167,300	Countrywide Financial Corp.	117,443,484	†
	Total Common Stock (Cost: $1,992,638,298) (98.1%)	2,674,881,613
Principal Amount	Short-Term Investments ▲
$8,633,666	Banco Bilbao Vizcaya Argentaria, S.A., 5.305%, due 05/14/07	8,633,666	**
11,223,775	Bank of America, 5.27%, due 05/08/07	11,223,775	**
10,792,091	Bank of America, 5.27%, due 06/18/07	10,792,091	**
6,475,255	Bank of America, 5.27%, due 06/19/07	6,475,255	**
10,792,091	Bank of America, 5.31%, due 05/17/07	10,792,091	**
2,158,418	Bank of Montreal, 5.28%, due 05/18/07	2,158,418	**
2,158,418	Bank of Montreal, 5.28%, due 06/01/07	2,158,418	**
6,475,255	Bank of Nova Scotia, 5.28%, due 05/01/07	6,475,255	**
4,316,837	Bank of Nova Scotia, 5.28%, due 05/02/07	4,316,837	**
4,316,837	Bank of Nova Scotia, 5.28%, due 05/09/07	4,316,837	**
8,633,673	Bank of Sweden, 5.3%, due 05/11/07	8,633,673	**
4,316,837	Barclays Bank PLC, 5.285%, due 05/07/07	4,316,837	**
4,316,837	Barclays Bank PLC, 5.285%, due 05/21/07	4,316,837	**
10,792,091	Barclays Bank PLC, 5.29%, due 06/08/07	10,792,091	**
4,316,837	Barclays Bank PLC, 5.295%, due 06/04/07	4,316,837	**
2,158,418	Barclays Bank PLC, 5.295%, due 06/04/07	2,158,418	**
6,475,255	Barclays Bank PLC, 5.3%, due 05/16/07	6,475,255	**
4,316,837	CAFCO Funding LLC, 5.293%, due 05/31/07	4,316,837	**
6,475,255	CAFCO Funding LLC, 5.294%, due 05/16/07	6,475,255	**
2,158,418	Calyon, 5.3%, due 05/17/07	2,158,418	**
2,158,418	Calyon, 5.305%, due 05/24/07	2,158,418	**
4,316,837	Canadian Imperial Bank of Commerce, 5.28%, due 05/29/07	4,316,837	**
4,316,837	Charta LLC, 5.289%, due 06/13/07	4,316,837	**
2,158,418	Charta LLC, 5.296%, due 05/09/07	2,158,418	**
6,475,255	Charta LLC, 5.298%, due 05/08/07	6,475,255	**
4,316,837	Citigroup, Inc., 5.31%, due 05/04/07	4,316,837	**
2,158,418	Compass Securitization, 5.293%, due 05/25/07	2,158,418	**
2,158,418	CRC Funding LLC, 5.282%, due 05/16/07	2,158,418	**
8,633,673	Credit Suisse USA, Inc., 5.275%, due 05/03/07	8,633,673	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Select Equities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments ▲	Value
$2,158,418	Credit Suisse USA, Inc., 5.295%, due 06/25/07	$2,158,418	**
2,158,418	Credit Suisse USA, Inc., 5.3%, due 05/17/07	2,158,418	**
4,316,837	Credit Suisse USA, Inc., 5.3%, due 06/11/07	4,316,837	**
10,792,091	Credit Suisse USA, Inc., 5.31%, due 05/01/07	10,792,091	**
4,316,837	Deutsche Bank, 5.275%, due 05/03/07	4,316,837	**
4,316,837	Deutsche Bank, 5.3%, due 05/15/07	4,316,837	**
4,316,837	Erste Bank, 5.29%, due 05/09/07	4,316,837	**
2,158,418	Fairway Finance Company LLC, 5.297%, due 05/07/07	2,158,418	**
2,158,418	Falcon Asset Securitization Corp., 5.284%, due 05/24/07	2,158,418	**
2,158,418	Falcon Asset Securitization Corp., 5.292%, due 05/07/07	2,158,418	**
6,475,255	First Tennessee National Corp., 5.31%, due 05/02/07	6,475,255	**
4,316,837	Fortis Bank, 5.27%, due 05/11/07	4,316,837	**
6,475,255	Fortis Bank, 5.28%, due 05/21/07	6,475,255	**
4,316,837	Fortis Bank, 5.28%, due 05/23/07	4,316,837	**
6,475,255	Fortis Bank, 5.28%, due 05/25/07	6,475,255	**
2,158,418	Fortis Bank, 5.3%, due 06/25/07	2,158,418	**
2,158,418	Greyhawk Funding, 5.296%, due 05/02/07	2,158,418	**
2,158,418	HBOS Halifax Bank of Scotland, 5.3%, due 05/08/07	2,158,418	**
75,570,806	Investors Bank & Trust Depository Reserve, 3.59%	75,570,806
4,316,837	Jupiter Securitization Corp., 5.292%, due 05/02/07	4,316,837	**
2,158,418	Liberty Street Funding Corp., 5.282%, due 05/25/07	2,158,418	**
4,316,837	Liberty Street Funding Corp., 5.292%, due 05/03/07	4,316,837	**
2,158,267	Morgan Stanley, 5.383%, due 08/01/07	2,158,418	**
4,316,837	Paradigm Funding LLC, 5.282%, due 05/22/07	4,316,837	**
4,316,837	Paradigm Funding LLC, 5.287%, due 05/31/07	4,316,837	**
15,108,928	Rabobank Nederland, 5.265%, due 05/02/07	15,108,928	**
4,316,837	Rabobank Nederland, 5.275%, due 05/30/07	4,316,837	**
17,267,346	Rabobank Nederland, 5.3%, due 05/01/07	17,267,346	**
4,316,837	Ranger Funding, 5.283%, due 06/01/07	4,316,837	**
4,316,837	Ranger Funding, 5.287%, due 05/17/07	4,316,837	**
2,158,418	Ranger Funding, 5.291%, due 05/01/07	2,158,418	**
4,316,837	Ranger Funding, 5.293%, due 06/19/07	4,316,837	**
10,792,091	Royal Bank of Canada, 5.3%, due 05/01/07	10,792,091	**
2,158,418	Royal Bank of Scotland, 5.285%, due 05/07/07	2,158,418	**
4,316,837	Royal Bank of Scotland, 5.3%, due 05/08/07	4,316,837	**
2,158,418	Royal Bank of Scotland, 5.3%, due 05/09/07	2,158,418	**
6,475,255	Royal Bank of Scotland, 5.31%, due 05/25/07	6,475,255	**
3,237,627	Sheffield Receivables Corp., 5.286%, due 05/23/07	3,237,627	**
6,475,255	Sheffield Receivables Corp., 5.295%, due 05/04/07	6,475,255	**
2,158,418	Skandinaviska Enskilda Banken AB, 5.28%, due 05/15/07	2,158,418	**
39,082,419	Svenska Handelsbanken, 5.31%, due 05/01/07	39,082,419	**
2,158,418	Three Pillars Funding LLC, 5.282%, due 05/24/07	2,158,418	**
8,633,673	Toronto Dominion Bank, 5.28%, due 05/10/07	8,633,673	**
10,792,091	UBS AG, 5.28%, due 06/01/07	10,792,091	**
10,792,091	UBS AG, 5.288%, due 06/18/07	10,792,091	**
4,316,837	UBS AG, 5.29%, due 06/12/07	4,316,837	**
12,950,510	UBS AG, 5.29%, due 06/15/07	12,950,510	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Select Equities Fund

April 30, 2007

Principal Amount	Short-Term Investments ▲	Value
$4,316,837	Variable Funding Capital Co., 5.277%, due 05/17/07	$4,316,837	**
2,158,418	Yorktown Capital LLC, 5.295%, due 05/14/07	2,158,418	**
	Total Short-Term Investments (Cost: $513,313,077) (18.8%)	513,313,077
	Total Investments (Cost: $2,505,951,375) (116.9%)	3,188,194,690
	Liabilities in Excess of Other Assets (– 16.9%)	(461,827,017)
	Net Assets (100.0%)	$2,726,367,673

  Notes to the Schedule of Investments:

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Select Equities Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Air Freight & Logistics	4.6%
Biotechnology	6.9
Commercial Banks	3.8
Communications Equipment	9.5
Computers & Peripherals	8.0
Consumer Finance	1.2
Energy Equipment & Services	9.1
Food & Staples Retailing	0.9
Health Care Equipment & Supplies	2.5
Health Care Providers & Services	2.4
Health Care Technology	2.1
Household Durables	2.3
Industrial Conglomerates	3.0
Insurance	7.7
Internet & Catalog Retail	9.3
Internet Software & Services	12.8
Software	7.7
Thrifts & Mortgage Finance	4.3
Short-Term Investments	18.8
Total	116.9%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	April 30, 2007

Number of Shares	Common Stock	Value
	Beverages (2.0% of Net Assets)
31,680	Hansen Natural Corp.	$1,210,176	*
	Biotechnology (6.7%)
28,000	Arena Pharmaceuticals, Inc.	364,840	*†
115,410	CV Therapeutics, Inc.	972,906	*†
24,900	InterMune, Inc.	719,859	*†
23,460	Mannkind Corp.	341,108	*†
43,900	Novacea, Inc.	381,052	*
23,070	Onyx Pharmaceuticals, Inc.	617,353	*†
21,900	Vertex Pharmaceuticals, Inc.	673,206	*
	Total Biotechnology	4,070,324
	Capital Markets (1.6%)
16,300	SEI Investments Co.	994,789
	Chemicals (0.9%)
44,800	Symyx Technologies, Inc.	515,648	*
	Commercial Services & Supplies (7.1%)
14,700	Advisory Board Co.	697,956	*
20,500	Clean Harbors, Inc.	953,660	*
15,225	Corporate Executive Board Co.	968,919
12,600	Monster Worldwide, Inc.	529,830	*
38,360	Resources Connection, Inc.	1,157,321	*
	Total Commercial Services & Supplies	4,307,686
	Computer Software & Services (1.0%)
28,200	Knot, Inc. (The)	601,506	*
	Computers & Peripherals (2.0%)
122,200	Brocade Communications Systems, Inc.	1,193,894	*
	Construction & Engineering (1.4%)
12,600	Foster Wheeler, Ltd.	867,258	*
	Diversified Consumer Services (2.0%)
13,125	Bright Horizons Family Solutions, Inc.	506,888	*
20,000	Capella Education Co.	699,000	*
	Total Diversified Consumer Services	1,205,888
	Diversified Telecommunication Services (1.0%)
28,712	BigBand Networks, Inc.	587,735	*
	Electrical Equipment (2.9%)
50,400	Energy Conversion Devices, Inc.	1,784,664	*†
	Electronics (1.3%)
99,730	PMC - Sierra, Inc.	770,913	*†
	Energy Equipment & Services (5.4%)
11,300	Core Laboratories N.V.	1,027,396	*
14,200	Dril-Quip, Inc.	717,100	*

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
11,300	FMC Technologies, Inc.	$800,944	*
5,500	National-Oilwell Varco, Inc.	466,675	*
6,130	Oceaneering International, Inc.	291,420	*
	Total Energy Equipment & Services	3,303,535
	Health Care Equipment & Supplies (7.3%)
32,340	Abaxis, Inc.	738,322	*†
102,105	Dexcom, Inc.	813,777	*†
18,000	Kinetic Concepts, Inc.	900,000	*†
29,200	Palomar Medical Technologies, Inc.	1,195,448	*†
28,195	SonoSite, Inc.	817,091	*
	Total Health Care Equipment & Supplies	4,464,638
	Hotels, Restaurants & Leisure (7.8%)
13,740	Buffalo Wild Wings, Inc.	896,947	*
20,500	Ctrip.com International, Ltd. (ADR)	1,453,860
35,990	Home Inns & Hotels Management, Inc. (ADR)	1,233,377	*†
30,200	P.F. Chang's China Bistro, Inc.	1,155,150	*†
	Total Hotels, Restaurants & Leisure	4,739,334
	Insurance (6.3%)
31,580	eHealth, Inc.	697,286	*†
56,210	First Mercury Financial Corp.	1,163,547	*
62,185	National Interstate Corp.	1,489,953	†
15,800	Tower Group, Inc.	484,902
	Total Insurance	3,835,688
	Internet & Catalog Retail (1.0%)
26,400	Netflix, Inc.	585,288	*†
	Internet Software & Services (5.4%)
6,300	Baidu.com, Inc. (ADR)	765,954	*†
21,600	j2 Global Communications, Inc.	621,216	*
34,885	SINA Corp.	1,202,835	*
29,320	Vocus, Inc.	659,407	*
	Total Internet Software & Services	3,249,412
	IT Services (3.6%)
18,900	Alliance Data Systems Corp.	1,203,174	*
11,200	Cognizant Technology Solutions Corp., Class A	1,001,280	*
	Total IT Services	2,204,454
	Machinery (3.1%)
15,150	Bucyrus International, Inc., Class A	950,511
50,900	Chart Industries, Inc.	959,465	*
	Total Machinery	1,909,976
	Media (1.7%)
27,800	Focus Media Holding, Ltd. (ADR)	1,028,600	*
	Medical Supplies (0.9%)
53,500	Stereotaxis, Inc.	556,935	*†

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Small Cap Growth Fund

April 30, 2007

Number of Shares	Common Stock	Value
	Metals & Mining (0.8%)
30,600	Gammon Lake Resources, Inc.	$494,190	*
	Oil, Gas & Consumable Fuels (6.9%)
23,000	Frontier Oil Corp.	812,590
24,000	Plains Exploration & Production Co.	1,127,760	*
20,200	Quicksilver Resources, Inc.	845,572	*†
4,700	Ultra Petroleum Corp.	266,584	*
26,580	Whiting Petroleum Corp.	1,170,052	*†
	Total Oil, Gas & Consumable Fuels	4,222,558
	Pharmaceuticals (2.7%)
39,000	Cypress Bioscience, Inc.	355,290	*
27,200	Orexigen Therapeutics, Inc.	382,160	*
71,166	Salix Pharmaceuticals, Ltd.	926,581	*
	Total Pharmaceuticals	1,664,031
	Semiconductors & Semiconductor Equipment (4.3%)
25,700	FormFactor, Inc.	1,061,153	*
19,450	Hittite Microwave Corp.	878,751	*
21,100	Supertex, Inc.	691,025	*
	Total Semiconductors & Semiconductor Equipment	2,630,929
	Software (7.7%)
20,900	ANSYS, Inc.	1,070,080	*
175,615	Opsware, Inc.	1,410,189	*†
23,800	Smith Micro Software, Inc.	378,182	*
44,100	Take-Two Interactive Software, Inc.	845,397	*†
34,900	Ultimate Software Group, Inc.	963,240	*
	Total Software	4,667,088
	Specialty Retail (1.0%)
79,800	Pier 1 Imports, Inc.	602,490
	Wireless Telecommunication Services (1.8%)
61,900	Clearwire Corp., Class A	1,109,867	*†
	Total Common Stock (Cost: $52,132,240) (97.6%)	59,379,494
Principal Amount	Short-Term Investments ▲
$262,739	Banco Bilbao Vizcaya Argentaria, S.A., 5.305%, due 05/14/07	262,739	**
341,577	Bank of America, 5.27%, due 05/08/07	341,577	**
328,439	Bank of America, 5.27%, due 06/18/07	328,439	**
197,064	Bank of America, 5.27%, due 06/19/07	197,064	**
328,439	Bank of America, 5.31%, due 05/17/07	328,439	**
65,688	Bank of Montreal, 5.28%, due 05/18/07	65,688	**
65,688	Bank of Montreal, 5.28%, due 06/01/07	65,688	**
197,064	Bank of Nova Scotia, 5.28%, due 05/01/07	197,064	**
131,376	Bank of Nova Scotia, 5.28%, due 05/02/07	131,376	**
131,376	Bank of Nova Scotia, 5.28%, due 05/09/07	131,376	**
262,752	Bank of Sweden, 5.3%, due 05/11/07	262,752	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments ▲	Value
$131,376	Barclays Bank PLC, 5.285%, due 05/07/07	$131,376	**
131,376	Barclays Bank PLC, 5.285%, due 05/21/07	131,376	**
328,439	Barclays Bank PLC, 5.29%, due 06/08/07	328,439	**
131,376	Barclays Bank PLC, 5.295%, due 06/04/07	131,376	**
65,688	Barclays Bank PLC, 5.295%, due 06/04/07	65,688	**
197,064	Barclays Bank PLC, 5.3%, due 05/16/07	197,064	**
131,376	CAFCO Funding LLC, 5.293%, due 05/31/07	131,376	**
197,064	CAFCO Funding LLC, 5.294%, due 05/16/07	197,064	**
65,688	Calyon, 5.3%, due 05/17/07	65,688	**
65,688	Calyon, 5.305%, due 05/24/07	65,688	**
131,376	Canadian Imperial Bank of Commerce, 5.28%, due 05/29/07	131,376	**
131,376	Charta LLC, 5.289%, due 06/13/07	131,376	**
65,688	Charta LLC, 5.296%, due 05/09/07	65,688	**
197,064	Charta LLC, 5.298%, due 05/08/07	197,064	**
131,376	Citigroup, Inc., 5.31%, due 05/04/07	131,376	**
65,688	Compass Securitization, 5.293%, due 05/25/07	65,688	**
65,688	CRC Funding LLC, 5.282%, due 05/16/07	65,688	**
262,752	Credit Suisse USA, Inc., 5.275%, due 05/03/07	262,752	**
65,688	Credit Suisse USA, Inc., 5.295%, due 06/25/07	65,688	**
65,688	Credit Suisse USA, Inc., 5.3%, due 05/17/07	65,688	**
131,376	Credit Suisse USA, Inc., 5.3%, due 06/11/07	131,376	**
328,439	Credit Suisse USA, Inc., 5.31%, due 05/01/07	328,439	**
131,376	Deutsche Bank, 5.275%, due 05/03/07	131,376	**
131,376	Deutsche Bank, 5.3%, due 05/15/07	131,376	**
131,376	Erste Bank, 5.29%, due 05/09/07	131,376	**
65,688	Fairway Finance Company LLC, 5.297%, due 05/07/07	65,688	**
65,688	Falcon Asset Securitization Corp., 5.284%, due 05/24/07	65,688	**
65,688	Falcon Asset Securitization Corp., 5.292%, due 05/07/07	65,688	**
197,064	First Tennessee National Corp., 5.31%, due 05/02/07	197,064	**
131,376	Fortis Bank, 5.27%, due 05/11/07	131,376	**
197,064	Fortis Bank, 5.28%, due 05/21/07	197,064	**
131,376	Fortis Bank, 5.28%, due 05/23/07	131,376	**
197,064	Fortis Bank, 5.28%, due 05/25/07	197,064	**
65,688	Fortis Bank, 5.3%, due 06/25/07	65,688	**
65,688	Greyhawk Funding, 5.296%, due 05/02/07	65,688	**
65,688	HBOS Halifax Bank of Scotland, 5.3%, due 05/08/07	65,688	**
2,166,553	Investors Bank & Trust Depository Reserve, 3.59%	2,166,553
131,376	Jupiter Securitization Corp., 5.292%, due 05/02/07	131,376	**
65,688	Liberty Street Funding Corp., 5.282%, due 05/25/07	65,688	**
131,376	Liberty Street Funding Corp., 5.292%, due 05/03/07	131,376	**
65,683	Morgan Stanley, 5.383%, due 08/01/07	65,688	**
131,376	Paradigm Funding LLC, 5.282%, due 05/22/07	131,376	**
131,376	Paradigm Funding LLC, 5.287%, due 05/31/07	131,376	**
459,815	Rabobank Nederland, 5.265%, due 05/02/07	459,815	**
131,376	Rabobank Nederland, 5.275%, due 05/30/07	131,376	**
525,503	Rabobank Nederland, 5.3%, due 05/01/07	525,503	**
131,376	Ranger Funding, 5.283%, due 06/01/07	131,376	**
131,376	Ranger Funding, 5.287%, due 05/17/07	131,376	**
65,688	Ranger Funding, 5.291%, due 05/01/07	65,688	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Small Cap Growth Fund

April 30, 2007

Principal Amount	Short-Term Investments ▲	Value
$131,376	Ranger Funding, 5.293%, due 06/19/07	$131,376	**
328,439	Royal Bank of Canada, 5.3%, due 05/01/07	328,439	**
65,688	Royal Bank of Scotland, 5.285%, due 05/07/07	65,688	**
131,376	Royal Bank of Scotland, 5.3%, due 05/08/07	131,376	**
65,688	Royal Bank of Scotland, 5.3%, due 05/09/07	65,688	**
197,064	Royal Bank of Scotland, 5.31%, due 05/25/07	197,064	**
98,532	Sheffield Receivables Corp., 5.286%, due 05/23/07	98,532	**
197,064	Sheffield Receivables Corp., 5.295%, due 05/04/07	197,064	**
65,688	Skandinaviska Enskilda Banken AB, 5.28%, due 05/15/07	65,688	**
1,189,409	Svenska Handelsbanken, 5.31%, due 05/01/07	1,189,409	**
65,688	Three Pillars Funding LLC, 5.282%, due 05/24/07	65,688	**
262,752	Toronto Dominion Bank, 5.28%, due 05/10/07	262,752	**
328,439	UBS AG, 5.28%, due 06/01/07	328,439	**
328,439	UBS AG, 5.288%, due 06/18/07	328,439	**
131,376	UBS AG, 5.29%, due 06/12/07	131,376	**
394,127	UBS AG, 5.29%, due 06/15/07	394,127	**
131,376	Variable Funding Capital Co., 5.277%, due 05/17/07	131,376	**
65,688	Yorktown Capital LLC, 5.295%, due 05/14/07	65,688	**
	Total Short-Term Investments (Cost: $15,488,512) (25.5%)	15,488,512
	Total Investments (Cost: $67,620,752) (123.1%)	74,868,006
	Liabilities in Excess of Other Assets (– 23.1%)	(14,043,317)
	Net Assets (100.0%)	$60,824,689

  Notes to the Schedule of Investments:

ADR  - American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Beverages	2.0%
Biotechnology	6.7
Capital Markets	1.6
Chemicals	0.9
Commercial Services & Supplies	7.1
Computer Software & Services	1.0
Computers & Peripherals	2.0
Construction & Engineering	1.4
Diversified Consumer Services	2.0
Diversified Telecommunication Services	1.0
Electrical Equipment	2.9
Electronics	1.3
Energy Equipment & Services	5.4
Health Care Equipment & Supplies	7.3
Hotels, Restaurants & Leisure	7.8
Insurance	6.3
Internet & Catalog Retail	1.0
Internet Software & Services	5.4
IT Services	3.6
Machinery	3.1
Media	1.7
Medical Supplies	0.9
Metals & Mining	0.8
Oil, Gas & Consumable Fuels	6.9
Pharmaceuticals	2.7
Semiconductors & Semiconductor Equipment	4.3
Software	7.7
Specialty Retail	1.0
Wireless Telecommunication Services	1.8
Short-Term Investments	25.5
Total	123.1%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

Schedule of Investments (Unaudited)	April 30, 2007

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.2% of Net Assets)
6,320	Ducommun, Inc.	$180,246	*
2,200	Esterline Technologies Corp.	91,806	*
4,800	Herley Industries, Inc.	74,160	*
10,018	Hexcel Corp.	217,391	*
	Total Aerospace & Defense	563,603
	Auto Components (0.5%)
3,100	Gentex Corp.	55,180
1,800	Modine Manufacturing Co.	41,634
1,378	Sauer-Danfoss, Inc.	41,092
	Total Auto Components	137,906
	Automobiles (1.4%)
14,720	Monaco Coach Corp.	225,658
4,600	Winnebago Industries, Inc.	147,476	†
	Total Automobiles	373,134
	Banking & Financial Services (0.1%)
1,547	First Acceptance Corp.	15,656	*
	Building Materials (0.2%)
6,100	U.S. Concrete, Inc.	51,911	*
	Building Products (0.1%)
3,300	PGT, Inc.	33,990	*
	Chemicals (3.4%)
3,800	American Vanguard Corp.	56,164	†
3,320	Arch Chemicals, Inc.	100,330
1,800	Cabot Corp.	81,540
11,200	Chemtura Corp.	123,536
9,405	Ferro Corp.	195,718
5,600	Georgia Gulf Corp.	89,432	†
8,678	Material Sciences Corp.	80,879	*
4,400	Nova Chemicals Corp.	145,728	†
	Total Chemicals	873,327
	Commercial Banks (3.8%)
5,671	Access National Corp.	50,472	†
2,000	Cadence Financial Corp.	38,000
2,695	Chittenden Corp.	78,317
4,925	CoBiz, Inc.	90,325
5,050	Dearborn Bancorp, Inc.	79,437	*
700	Eastern Virginia Bankshares, Inc.	15,610
4,949	First Security Group, Inc.	54,587
4,131	Fulton Financial Corp.	60,808
1,220	Greene County Bancshares, Inc.	41,016
9,800	Investor Bancorp, Inc.	140,140	*
2,600	Porter Bancorp, Inc.	61,204
7,000	Sterling Bancorp	121,170
8,157	Superior Bancorp	84,588	*†

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Commercial Banks (Continued)
1,385	Washington Trust Bancorp, Inc.	$35,581
2,062	WSB Financial Group, Inc.	32,477	*
	Total Commercial Banks	983,732
	Commercial Services (0.6%)
2,100	AMN Healthcare Services, Inc.	51,135	*
3,200	ICT Group, Inc.	60,128	*
3,500	LECG Corp.	51,275	*
	Total Commercial Services	162,538
	Commercial Services & Supplies (4.1%)
3,200	ACCO Brands Corp.	76,160	*
7,930	Bowne & Co., Inc.	132,272
3,835	FTI Consulting, Inc.	141,013	*
2,670	Herman Miller, Inc.	91,875
5,400	Knoll, Inc.	125,388
4,100	Korn/Ferry International	96,637	*
3,657	Schawk, Inc.	65,936
4,625	Steelcase, Inc.	90,280
9,000	Tetra Tech, Inc.	187,380	*
6,748	TRC Companies, Inc.	65,388	*
	Total Commercial Services & Supplies	1,072,329
	Communications Equipment (3.4%)
6,800	ADC Telecommunications, Inc.	125,120	*†
6,500	Andrew Corp.	70,980	*
4,275	Dycom Industries, Inc.	110,765	*
7,800	Plantronics, Inc.	195,858
21,376	Powerwave Technologies, Inc.	133,172	*†
8,790	Symmetricom, Inc.	71,814	*
9,600	Tekelec	137,664	*
18,975	WJ Communications, Inc.	33,017	*
	Total Communications Equipment	878,390
	Computer Services (0.2%)
4,400	BEA Systems, Inc.	51,876	*
	Computer Software (0.6%)
4,700	Transaction Systems Architects, Inc., Class A	149,131	*
	Computer Software & Services (0.1%)
1,500	Neoware, Inc.	17,760	*
	Computers & Peripherals (1.7%)
4,300	Adaptec, Inc.	16,598	*
3,000	Avid Technology, Inc.	99,750	*†
7,600	Brocade Communications Systems, Inc.	74,252	*
2,700	Cray, Inc.	33,615	*
13,840	Dot Hill Systems Corp.	57,021	*
2,600	Electronics for Imaging, Inc.	69,342	*
5,200	Hutchinson Technology, Inc.	98,800	*
	Total Computers & Peripherals	449,378

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

April 30, 2007

Number of Shares	Common Stock	Value
	Construction & Engineering (1.1%)
11,633	Insituform Technologies, Inc., Class A	$237,313	*†
21,193	Modtech Holdings, Inc.	59,340	*
	Total Construction & Engineering	296,653
	Containers & Packaging (0.2%)
3,900	Chesapeake Corp.	57,564
	Diversified Consumer Services (0.8%)
9,910	Corinthian Colleges, Inc.	137,055	*†
14,480	Princeton Review, Inc. (The)	84,563	*
	Total Diversified Consumer Services	221,618
	Electrical Equipment (0.7%)
2,055	Powell Industries, Inc.	64,712	*
25,300	Power-One, Inc.	107,778	*
	Total Electrical Equipment	172,490
	Electronic Equipment & Instruments (10.4%)
22,419	Bell Microproducts, Inc.	152,449	*
3,185	Coherent, Inc.	99,977	*
1,800	DTS, Inc.	40,284	*
7,705	Electro Scientific Industries, Inc.	158,723	*†
3,800	Faro Technologies, Inc.	121,524	*
15,400	GSI Lumonics, Inc.	156,772	*
11,550	Keithley Instruments, Inc.	138,600
32,610	KEMET Corp.	276,533	*
18,999	LeCroy Corp.	167,381	*
4,400	Littelfuse, Inc.	176,484	*
2,435	Maxwell Technologies, Inc.	29,585	*†
7,400	Mercury Computer Systems, Inc.	100,418	*
10,340	Merix Corp.	77,136	*
4,400	Multi-Fineline Electronix, Inc.	70,532	*†
10,600	Netlist, Inc.	41,870	*
4,110	Newport Corp.	64,486	*
3,596	Park Electrochemical Corp.	99,070
9,535	Planar Systems, Inc.	71,799	*
10,500	Radisys Corp.	159,180	*
4,000	Smart Modular Technologies, Inc.	53,200	*
16,700	TTM Technologies, Inc.	153,306	*
17,736	Vishay Intertechnology, Inc.	295,304	*
	Total Electronic Equipment & Instruments	2,704,613
	Electronics (0.1%)
2,900	Aviza Technology, Inc.	24,940	*
	Energy & Oil Services (0.2%)
1,600	Goodrich Petroleum Corp.	56,208	*†

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Energy Equipment & Services (3.1%)
4,100	Allis-Chalmers Energy, Inc.	$79,335	*†
5,700	Cal Dive International, Inc.	82,992	*†
1,890	Gulf Island Fabrication, Inc.	56,757
4,100	Hercules Offshore, Inc.	128,863	*†
4,300	Input/Output, Inc.	60,157	*
3,400	Key Energy Services, Inc.	63,410	*
16,900	Newpark Resources, Inc.	138,918	*
3,100	Pride International, Inc.	101,711	*
3,300	Superior Well Services, Inc.	83,490	*
	Total Energy Equipment & Services	795,633
	Food Products (1.8%)
2,300	American Italian Pasta Co., Class A	24,610	*†
7,300	Pilgrim's Pride Corp.	266,523	†
4,500	Sanderson Farms, Inc.	177,885	†
	Total Food Products	469,018
	Health Care Equipment & Supplies (1.5%)
2,450	Analogic Corp.	150,185
4,300	Foxhollow Technologies, Inc.	95,847	*
4,700	SonoSite, Inc.	136,206	*
	Total Health Care Equipment & Supplies	382,238
	Health Care Providers & Services (2.6%)
7,500	Assisted Living Concepts, Inc., Class A	91,875	*
2,300	Chemed Corp.	115,690
8,300	Kindred Healthcare, Inc.	289,836	*
4,700	LifePoint Hospitals, Inc.	171,597	*
	Total Health Care Providers & Services	668,998
	Healthcare (0.2%)
9,500	Hooper Holmes, Inc.	41,800	*
	Home Construction, Furnishings & Appliances (0.2%)
1,500	Ethan Allen Interiors, Inc.	52,950
	Hotels, Restaurants & Leisure (1.8%)
6,900	Applebee's International, Inc.	187,542
4,200	Cheesecake Factory, Inc. (The)	115,920	*†
6,100	Morton's Restaurant Group, Inc.	102,663	*
3,085	Steak & Shake Co. (The)	49,884	*
	Total Hotels, Restaurants & Leisure	456,009
	Household Products (0.2%)
2,500	Lifetime Brands, Inc.	54,550	†
	Industrial Conglomerates (0.5%)
1,320	Standex International Corp.	36,115
3,525	Tredegar Corp.	82,379
	Total Industrial Conglomerates	118,494

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

April 30, 2007

Number of Shares	Common Stock	Value
	Insurance (2.5%)
6,700	Aspen Insurance Holdings, Ltd.	$177,617
4,100	Brown & Brown, Inc.	105,575
15,865	CRM Holdings, Ltd.	133,266	*
3,000	Employers Holdings, Inc.	59,490	*
5,600	Max Reinsurance Capital, Ltd.	150,080
1,418	ProCentury Corp.	32,104
	Total Insurance	658,132
	Internet & Catalog Retail (1.4%)
21,516	1-800-FLOWERS.COM, Inc.	174,064	*
14,482	dELiA*s, Inc.	124,690	*
6,935	ValueVision Media, Inc.	78,435	*
	Total Internet & Catalog Retail	377,189
	Internet Software & Services (0.8%)
12,601	Internet Capital Group, Inc.	150,834	*
7,000	Saba Software, Inc.	47,880	*
	Total Internet Software & Services	198,714
	IT Services (0.5%)
7,900	AnswerThink, Inc.	26,465	*
5,825	BISYS Group, Inc.	67,395	*
6,785	Computer Task Group, Inc.	30,397	*
	Total IT Services	124,257
	Leisure Equipment & Products (0.7%)
10,540	Callaway Golf Co.	189,298	†
	Life Science Tools & Services (0.5%)
4,200	Caliper Life Sciences, Inc.	23,772	*
1,735	Varian, Inc.	100,561	*
	Total Life Science Tools & Services	124,333
	Machinery (3.2%)
3,000	A.S.V., Inc.	45,540	*†
1,500	Actuant Corp., Class A	79,500
1,653	CIRCOR International, Inc.	60,169
8,570	Federal Signal Corp.	135,320
6,100	Flow International Corp.	71,004	*
6,630	Greenbrier Companies, Inc. (The)	152,092	†
2,567	Lydall, Inc.	37,324	*
10,500	Mueller Water Products, Inc., Class A	151,200	†
4,900	Semitool, Inc.	50,862	*
1,250	Trinity Industries, Inc.	58,000
	Total Machinery	841,011
	Media (1.2%)
2,957	Alloy, Inc.	36,637	*
2,900	Meredith Corp.	167,968
3,385	Scholastic Corp.	104,495	*
	Total Media	309,100

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Media—Broadcasting & Publishing (0.1%)
1,300	McClatchy Co. (The), Class A	$37,570
	Medical Supplies (0.3%)
4,300	AngioDynamics, Inc.	71,552	*
	Metals (0.3%)
2,400	Olympic Steel, Inc.	79,872
	Metals & Mining (0.5%)
2,200	Claymont Steel Holdings, Inc.	50,864	*
6,520	NN, Inc.	77,784
	Total Metals & Mining	128,648
	Multiline Retail (0.6%)
7,901	Saks, Inc.	165,447
	Oil & Gas (0.2%)
4,500	PetroQuest Energy, Inc.	51,390	*
	Oil, Gas & Consumable Fuels (1.8%)
9,700	Brigham Exploration Co.	58,782	*
2,600	CNX Gas Corp.	72,956	*
3,000	Comstock Resources, Inc.	85,050	*
11,100	Kodiak Oil & Gas Corp.	68,820	*
9,100	Petrohawk Energy Corp.	131,495	*
5,200	Quest Resource Corp.	49,920	*
	Total Oil, Gas & Consumable Fuels	467,023
	Pharmaceuticals (1.1%)
8,500	Par Pharmaceutical Companies, Inc.	228,905	*
3,600	Perrigo Co.	68,400
	Total Pharmaceuticals	297,305
	Retail (0.3%)
3,000	Talbots, Inc. (The)	70,500
	Road & Rail (0.2%)
3,840	Covenant Transport, Inc.	40,896	*
	Semiconductors & Semiconductor Equipment (18.0%)
3,700	Actions Semiconductor Co., Ltd. (ADR)	26,714	*
21,300	Advanced Analogic Technologies, Inc.	172,743	*
18,700	AMIS Holdings, Inc.	216,920	*
4,815	ATMI, Inc.	148,928	*
24,415	Axcelis Technologies, Inc.	186,775	*
4,600	AXT, Inc.	18,446	*
16,435	Brooks Automation, Inc.	287,119	*
10,300	Cascade Microtech, Inc.	133,900	*
3,400	ChipMOS TECHNOLOGIES, Ltd.	23,528	*
5,700	Cohu, Inc.	117,306
21,176	Entegris, Inc.	248,183	*†
7,290	Exar Corp.	98,269	*

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

April 30, 2007

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (Continued)
2,955	FEI Co.	$109,926	*
9,248	FSI International, Inc.	39,304	*
6,625	Integrated Device Technology, Inc.	99,243	*
5,690	International Rectifier Corp.	200,743	*
13,580	Kulicke & Soffa Industries, Inc.	135,528	*
32,319	Lattice Semiconductor Corp.	176,462	*
31,300	LTX Corp.	186,548	*
9,139	Mattson Technology, Inc.	92,395	*
8,500	Microsemi Corp.	196,435	*†
7,730	MKS Instruments, Inc.	208,324	*
3,900	Netlogic Microsystems, Inc.	119,964	*†
2,400	Novellus Systems, Inc.	77,688	*
9,746	Pericom Semiconductor Corp.	97,557	*
4,900	PLX Technology, Inc.	51,450	*
18,993	RF Micro Devices, Inc.	118,706	*†
12,700	Silicon Image, Inc.	111,252	*
6,150	Silicon Laboratories, Inc.	201,782	*
16,990	Skyworks Solutions, Inc.	117,061	*
8,356	Triquint Semiconductor, Inc.	43,201	*
8,600	Ultratech, Inc.	119,110	*
5,210	Veeco Instruments, Inc.	95,239	*
7,700	Verigy, Ltd.	194,579	*
10,800	Zoran Corp.	214,488	*
	Total Semiconductors & Semiconductor Equipment	4,685,816
	Software (3.3%)
4,800	Evans & Sutherland Computer Corp.	15,216	*
15,800	Lawson Software, Inc.	140,620	*
7,500	Macrovision Corp.	182,025	*
5,185	Magma Design Automation, Inc.	71,190	*
13,400	MSC.Software Corp.	175,004	*
4,754	Parametric Technology Corp.	84,479	*
14,937	Phoenix Technologies, Ltd.	107,248	*
3,000	Progress Software Corp.	90,390	*
	Total Software	866,172
	Specialty Retail (6.9%)
3,366	A.C. Moore Arts & Crafts, Inc.	69,104	*
3,400	AnnTaylor Stores Corp.	130,832	*
17,600	Blockbuster, Inc., Class A	109,120	*†
8,100	Coldwater Creek, Inc.	167,670	*†
12,185	Pacific Sunwear of California, Inc.	255,032	*†
20,750	Pier 1 Imports, Inc.	156,663	†
6,900	RadioShack Corp.	200,583	†
9,100	Sharper Image Corp.	102,739	*†
4,800	Urban Outfitters, Inc.	123,648	*
6,447	West Marine, Inc.	94,771	*†
5,700	Williams-Sonoma, Inc.	200,754	†
6,800	Zale Corp.	189,788	*
	Total Specialty Retail	1,800,704

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Textiles, Apparel & Luxury Goods (2.7%)
4,720	Fossil, Inc.	$132,962	*
2,700	Kellwood Co.	76,086
4,600	Kenneth Cole Productions, Inc., Class A	116,426
12,500	Quiksilver, Inc.	166,250	*
2,500	Timberland Co. (The), Class A	64,525	*
5,329	Warnaco Group, Inc.	150,704	*
	Total Textiles, Apparel & Luxury Goods	706,953
	Thrifts & Mortgage Finance (3.5%)
6,600	Astoria Financial Corp.	175,296
6,165	BankUnited Financial Corp., Class A	133,472	†
5,097	First Niagara Financial Group, Inc.	69,319
5,785	NewAlliance Bancshares, Inc.	90,304
3,800	Northeast Community Bancorp, Inc.	45,030	*
7,100	Oritani Financial Corp.	107,281	*†
7,515	Provident Financial Services, Inc.	128,807
4,000	ViewPoint Financial Group	71,400
7,900	Westfield Financial, Inc.	79,790
	Total Thrifts & Mortgage Finance	900,699
	Trading Companies & Distributors (0.9%)
1,955	Electro Rent Corp.	25,376	*
2,440	Kaman Corp.	60,512
4,431	United Rentals, Inc.	148,439	*
	Total Trading Companies & Distributors	234,327
	Transportation (0.5%)
5,100	Pacer International, Inc.	130,305
	Total Common Stock (Cost: $21,809,630) (99.8%)	25,945,650
Principal Amount	Short-Term Investments ▲
$95,288	Banco Bilbao Vizcaya Argentaria, S.A., 5.305%, due 05/14/07	95,288	**
123,874	Bank of America, 5.27%, due 05/08/07	123,874	**
119,109	Bank of America, 5.27%, due 06/18/07	119,109	**
71,466	Bank of America, 5.27%, due 06/19/07	71,466	**
119,109	Bank of America, 5.31%, due 05/17/07	119,109	**
23,823	Bank of Montreal, 5.28%, due 05/18/07	23,823	**
23,823	Bank of Montreal, 5.28%, due 06/01/07	23,823	**
71,466	Bank of Nova Scotia, 5.28%, due 05/01/07	71,466	**
47,643	Bank of Nova Scotia, 5.28%, due 05/02/07	47,643	**
47,643	Bank of Nova Scotia, 5.28%, due 05/09/07	47,643	**
95,287	Bank of Sweden, 5.3%, due 05/11/07	95,287	**
47,643	Barclays Bank PLC, 5.285%, due 05/07/07	47,643	**
47,643	Barclays Bank PLC, 5.285%, due 05/21/07	47,643	**
119,109	Barclays Bank PLC, 5.29%, due 06/08/07	119,109	**
47,643	Barclays Bank PLC, 5.295%, due 06/04/07	47,643	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

April 30, 2007

Principal Amount	Short-Term Investments ▲	Value
$23,822	Barclays Bank PLC, 5.295%, due 06/04/07	$23,822	**
71,465	Barclays Bank PLC, 5.3%, due 05/16/07	71,465	**
47,643	CAFCO Funding LLC, 5.293%, due 05/31/07	47,643	**
71,465	CAFCO Funding LLC, 5.294%, due 05/16/07	71,465	**
23,822	Calyon, 5.3%, due 05/17/07	23,822	**
23,822	Calyon, 5.305%, due 05/24/07	23,822	**
47,643	Canadian Imperial Bank of Commerce, 5.28%, due 05/29/07	47,643	**
47,643	Charta LLC, 5.289%, due 06/13/07	47,643	**
23,822	Charta LLC, 5.296%, due 05/09/07	23,822	**
71,465	Charta LLC, 5.298%, due 05/08/07	71,465	**
47,643	Citigroup, Inc., 5.31%, due 05/04/07	47,643	**
23,822	Compass Securitization, 5.293%, due 05/25/07	23,822	**
23,822	CRC Funding LLC, 5.282%, due 05/16/07	23,822	**
95,287	Credit Suisse USA, Inc., 5.275%, due 05/03/07	95,287	**
23,822	Credit Suisse USA, Inc., 5.295%, due 06/25/07	23,822	**
23,822	Credit Suisse USA, Inc., 5.3%, due 05/17/07	23,822	**
47,643	Credit Suisse USA, Inc., 5.3%, due 06/11/07	47,643	**
119,109	Credit Suisse USA, Inc., 5.31%, due 05/01/07	119,109	**
47,643	Deutsche Bank, 5.275%, due 05/03/07	47,643	**
47,643	Deutsche Bank, 5.3%, due 05/15/07	47,643	**
47,643	Erste Bank, 5.29%, due 05/09/07	47,643	**
23,822	Fairway Finance Company LLC, 5.297%, due 05/07/07	23,822	**
23,822	Falcon Asset Securitization Corp., 5.284%, due 05/24/07	23,822	**
23,822	Falcon Asset Securitization Corp., 5.292%, due 05/07/07	23,822	**
71,465	First Tennessee National Corp., 5.31%, due 05/02/07	71,465	**
47,643	Fortis Bank, 5.27%, due 05/11/07	47,643	**
71,465	Fortis Bank, 5.28%, due 05/21/07	71,465	**
47,643	Fortis Bank, 5.28%, due 05/23/07	47,643	**
71,465	Fortis Bank, 5.28%, due 05/25/07	71,465	**
23,822	Fortis Bank, 5.3%, due 06/25/07	23,822	**
23,822	Greyhawk Funding, 5.296%, due 05/02/07	23,822	**
23,822	HBOS Halifax Bank of Scotland, 5.3%, due 05/08/07	23,822	**
254,084	Investors Bank & Trust Depository Reserve, 3.59%	254,084
47,643	Jupiter Securitization Corp., 5.292%, due 05/02/07	47,643	**
23,822	Liberty Street Funding Corp., 5.282%, due 05/25/07	23,822	**
47,643	Liberty Street Funding Corp., 5.292%, due 05/03/07	47,643	**
23,820	Morgan Stanley, 5.383%, due 08/01/07	23,822	**
47,643	Paradigm Funding LLC, 5.282%, due 05/22/07	47,643	**
47,643	Paradigm Funding LLC, 5.287%, due 05/31/07	47,643	**
166,752	Rabobank Nederland, 5.265%, due 05/02/07	166,752	**
47,643	Rabobank Nederland, 5.275%, due 05/30/07	47,643	**
190,574	Rabobank Nederland, 5.3%, due 05/01/07	190,574	**
47,643	Ranger Funding, 5.283%, due 06/01/07	47,643	**
47,643	Ranger Funding, 5.287%, due 05/17/07	47,643	**
23,822	Ranger Funding, 5.291%, due 05/01/07	23,822	**
47,643	Ranger Funding, 5.293%, due 06/19/07	47,643	**
119,109	Royal Bank of Canada, 5.3%, due 05/01/07	119,109	**
23,822	Royal Bank of Scotland, 5.285%, due 05/07/07	23,822	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments ▲	Value
$47,643	Royal Bank of Scotland, 5.3%, due 05/08/07	$47,643	**
23,822	Royal Bank of Scotland, 5.3%, due 05/09/07	23,822	**
71,465	Royal Bank of Scotland, 5.31%, due 05/25/07	71,465	**
35,733	Sheffield Receivables Corp., 5.286%, due 05/23/07	35,733	**
71,465	Sheffield Receivables Corp., 5.295%, due 05/04/07	71,465	**
23,822	Skandinaviska Enskilda Banken AB, 5.28%, due 05/15/07	23,822	**
431,340	Svenska Handelsbanken, 5.31%, due 05/01/07	431,340	**
23,822	Three Pillars Funding LLC, 5.282%, due 05/24/07	23,822	**
95,287	Toronto Dominion Bank, 5.28%, due 05/10/07	95,287	**
119,109	UBS AG, 5.28%, due 06/01/07	119,109	**
119,109	UBS AG, 5.288%, due 06/18/07	119,109	**
47,643	UBS AG, 5.29%, due 06/12/07	47,643	**
142,930	UBS AG, 5.29%, due 06/15/07	142,930	**
47,643	Variable Funding Capital Co., 5.277%, due 05/17/07	47,643	**
23,822	Yorktown Capital LLC, 5.295%, due 05/14/07	23,822	**
	Total Short-Term Investments (Cost: $5,085,299) (19.6%)	5,085,299
	Total Investments (Cost: $26,894,929) (119.4%)	31,030,949
	Liabilities in Excess of Other Assets (– 19.4%)	(5,037,768)
	Net Assets (100.0%)	$25,993,181

  Notes to the Schedule of Investments:

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Aerospace & Defense	2.2%
Auto Components	0.5
Automobiles	1.4
Banking & Financial Services	0.1
Building Materials	0.2
Building Products	0.1
Chemicals	3.4
Commercial Banks	3.8
Commercial Services	0.6
Commercial Services & Supplies	4.1
Communications Equipment	3.4
Computer Services	0.2
Computer Software	0.6
Computer Software & Services	0.1
Computers & Peripherals	1.7
Construction & Engineering	1.1
Containers & Packaging	0.2
Diversified Consumer Services	0.8
Electrical Equipment	0.7
Electronic Equipment & Instruments	10.4
Electronics	0.1
Energy & Oil Services	0.2
Energy Equipment & Services	3.1
Food Products	1.8
Health Care Equipment & Supplies	1.5
Health Care Providers & Services	2.6
Healthcare	0.2
Home Construction, Furnishings & Appliances	0.2
Hotels, Restaurants & Leisure	1.8
Household Products	0.2
Industrial Conglomerates	0.5
Insurance	2.5
Internet & Catalog Retail	1.4
Internet Software & Services	0.8
IT Services	0.5
Leisure Equipment & Products	0.7
Life Science Tools & Services	0.5
Machinery	3.2
Media	1.2
Media—Broadcasting & Publishing	0.1
Medical Supplies	0.3
Metals	0.3
Metals & Mining	0.5
Multiline Retail	0.6
Oil & Gas	0.2
Oil, Gas & Consumable Fuels	1.8
Pharmaceuticals	1.1

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Added Fund

Investments by Industry (Unaudited) (Continued)

Industry	Percentage of Net Assets
Retail	0.3%
Road & Rail	0.2
Semiconductors & Semiconductor Equipment	18.0
Software	3.3
Specialty Retail	6.9
Textiles, Apparel & Luxury Goods	2.7
Thrifts & Mortgage Finance	3.5
Trading Companies & Distributors	0.9
Transportation	0.5
Short-Term Investments	19.6
Total	119.4%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	April 30, 2007

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.9% of Net Assets)
178,960	Alliant Techsystems, Inc.	$16,666,545	*†
532,100	Hexcel Corp.	11,546,570	*†
	Total Aerospace & Defense	28,213,115
	Beverages (1.0%)
97,430	Molson Coors Brewing Co., Class B	9,185,700
	Capital Markets (4.0%)
943,310	E*TRADE Financial Corp.	20,828,285	*
464,080	Federated Investors, Inc., Class B	17,709,293
	Total Capital Markets	38,537,578
	Chemicals (3.6%)
297,900	Cytec Industries, Inc.	16,354,710
382,230	International Flavors & Fragrances, Inc.	18,603,134
	Total Chemicals	34,957,844
	Commercial Banks (4.6%)
282,070	Commerce Bancorp, Inc.	9,432,421	†
390,380	Marshall & IIsley Corp.	18,746,048
314,810	SVB Financial Group	16,124,568	*†
	Total Commercial Banks	44,303,037
	Communications Equipment (3.5%)
1,070,656	ADC Telecommunications, Inc.	19,700,070	*†
605,300	Comverse Technology, Inc.	13,728,204	*
	Total Communications Equipment	33,428,274
	Computers & Peripherals (4.0%)
399,770	Diebold, Inc.	19,057,036
3,815,400	Sun Microsystems, Inc.	19,916,388	*
	Total Computers & Peripherals	38,973,424
	Diversified Consumer Services (2.0%)
503,401	Regis Corp.	19,245,020	†
	Electronic Equipment & Instruments (3.9%)
509,264	Tektronix, Inc.	14,967,269
1,353,319	Vishay Intertechnology, Inc.	22,532,761	*
	Total Electronic Equipment & Instruments	37,500,030
	Energy Equipment & Services (2.9%)
176,600	Cameron International Corp.	11,403,062	*
318,300	Weatherford International, Ltd.	16,707,567	*
	Total Energy Equipment & Services	28,110,629
	Food & Staples Retailing (1.0%)
215,300	Whole Foods Market, Inc.	10,073,887
	Food Products (2.2%)
572,500	Pilgrim's Pride Corp.	20,901,975	†

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (8.7%)
326,075	Bausch & Lomb, Inc.	$19,182,992	†
170,080	Beckman Coulter, Inc.	10,682,725
353,395	Edwards Lifesciences Corp.	17,316,355	*†
274,390	Hillenbrand Industries, Inc.	16,778,949
490,500	Hospira, Inc.	19,889,775	*
	Total Health Care Equipment & Supplies	83,850,796
	Health Care Providers & Services (1.4%)
628,579	Healthsouth Corp.	13,200,159	*†
	Hotels, Restaurants & Leisure (2.2%)
774,600	Cheesecake Factory, Inc. (The)	21,378,960	*†
	Industrial Conglomerates (1.5%)
205,581	Teleflex, Inc.	14,766,883
	Insurance (6.7%)
671,940	Arthur J. Gallagher & Co.	18,787,442	†
203,750	Assurant, Inc.	11,721,738
629,885	Old Republic International Corp.	13,397,654
495,920	Willis Group Holdings, Ltd.	20,342,638
	Total Insurance	64,249,472
	Life Science Tools & Services (4.0%)
470,240	Thermo Electron Corp.	24,480,694	*
243,600	Varian, Inc.	14,119,056	*
	Total Life Science Tools & Services	38,599,750
	Machinery (7.2%)
331,585	Dover Corp.	15,955,870
387,950	Joy Global, Inc.	19,641,909
427,500	Pentair, Inc.	13,739,850
276,250	SPX Corp.	19,580,600
	Total Machinery	68,918,229
	Multiline Retail (2.2%)
472,248	Federated Department Stores, Inc.	20,741,132
	Oil, Gas & Consumable Fuels (4.0%)
438,800	Consol Energy, Inc.	18,372,556
371,800	Murphy Oil Corp.	20,612,592
	Total Oil, Gas & Consumable Fuels	38,985,148
	Semiconductors & Semiconductor Equipment (16.1%)
659,200	Analog Devices, Inc.	25,458,304
672,480	ASML Holding N.V.	18,325,080	*†
391,400	International Rectifier Corp.	13,808,592	*
284,300	KLA-Tencor Corp.	15,792,865
1,720,400	LSI Logic Corp.	14,623,400	*
427,800	Maxim Integrated Products, Inc.	13,569,816
1,228,500	Micron Technology, Inc.	14,090,895	*

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Opportunities Fund

April 30, 2007

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (Continued)
1,431,600	Teradyne, Inc.	$24,981,420	*†
563,633	Verigy, Ltd.	14,243,006	*
	Total Semiconductors & Semiconductor Equipment	154,893,378
	Specialty Retail (3.6%)
1,047,000	Coldwater Creek, Inc.	21,672,900	*†
748,500	Gap, Inc. (The)	13,435,575
	Total Specialty Retail	35,108,475
	Textiles, Apparel & Luxury Goods (2.0%)
577,005	Jones Apparel Group, Inc.	19,266,197
	Thrifts & Mortgage Finance (4.2%)
81,803	Hudson City Bancorp, Inc.	1,089,616
945,937	New York Community Bancorp, Inc.	16,516,060	†
1,136,379	People's United Financial, Inc.	22,625,306	†
	Total Thrifts & Mortgage Finance	40,230,982
	Total Common Stock (Cost: $771,339,124) (99.4%)	957,620,074
Principal Amount	Short-Term Investments ▲
$3,673,154	Banco Bilbao Vizcaya Argentaria, S.A., 5.305%, due 05/14/07	3,673,154	**
4,775,100	Bank of America, 5.27%, due 05/08/07	4,775,100	**
4,591,442	Bank of America, 5.27%, due 06/18/07	4,591,442	**
2,754,866	Bank of America, 5.27%, due 06/19/07	2,754,866	**
4,591,442	Bank of America, 5.31%, due 05/17/07	4,591,442	**
918,289	Bank of Montreal, 5.28%, due 05/18/07	918,289	**
918,289	Bank of Montreal, 5.28%, due 06/01/07	918,289	**
2,754,866	Bank of Nova Scotia, 5.28%, due 05/01/07	2,754,866	**
1,836,577	Bank of Nova Scotia, 5.28%, due 05/02/07	1,836,577	**
1,836,577	Bank of Nova Scotia, 5.28%, due 05/09/07	1,836,577	**
3,673,154	Bank of Sweden, 5.3%, due 05/11/07	3,673,154	**
1,836,576	Barclays Bank PLC, 5.285%, due 05/07/07	1,836,576	**
1,836,576	Barclays Bank PLC, 5.285%, due 05/21/07	1,836,576	**
4,591,441	Barclays Bank PLC, 5.29%, due 06/08/07	4,591,441	**
1,836,576	Barclays Bank PLC, 5.295%, due 06/04/07	1,836,576	**
918,288	Barclays Bank PLC, 5.295%, due 06/04/07	918,288	**
2,754,866	Barclays Bank PLC, 5.3%, due 05/16/07	2,754,866	**
1,836,576	CAFCO Funding LLC, 5.293%, due 05/31/07	1,836,576	**
2,754,865	CAFCO Funding LLC, 5.294%, due 05/16/07	2,754,865	**
918,288	Calyon, 5.3%, due 05/17/07	918,288	**
918,288	Calyon, 5.305%, due 05/24/07	918,288	**
1,836,576	Canadian Imperial Bank of Commerce, 5.28%, due 05/29/07	1,836,576	**
1,836,576	Charta LLC, 5.289%, due 06/13/07	1,836,576	**
918,288	Charta LLC, 5.296%, due 05/09/07	918,288	**
2,754,865	Charta LLC, 5.298%, due 05/08/07	2,754,865	**
1,836,576	Citigroup, Inc., 5.31%, due 05/04/07	1,836,576	**
918,288	Compass Securitization, 5.293%, due 05/25/07	918,288	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments ▲	Value
$918,288	CRC Funding LLC, 5.282%, due 05/16/07	$918,288	**
3,673,153	Credit Suisse USA, Inc., 5.275%, due 05/03/07	3,673,153	**
918,288	Credit Suisse USA, Inc., 5.295%, due 06/25/07	918,288	**
918,288	Credit Suisse USA, Inc., 5.3%, due 05/17/07	918,288	**
1,836,576	Credit Suisse USA, Inc., 5.3%, due 06/11/07	1,836,576	**
4,591,441	Credit Suisse USA, Inc., 5.31%, due 05/01/07	4,591,441	**
1,836,576	Deutsche Bank, 5.275%, due 05/03/07	1,836,576	**
1,836,576	Deutsche Bank, 5.3%, due 05/15/07	1,836,576	**
1,836,576	Erste Bank, 5.29%, due 05/09/07	1,836,576	**
918,288	Fairway Finance Company LLC, 5.297%, due 05/07/07	918,288	**
918,288	Falcon Asset Securitization Corp., 5.284%, due 05/24/07	918,288	**
918,288	Falcon Asset Securitization Corp., 5.292%, due 05/07/07	918,288	**
2,754,865	First Tennessee National Corp., 5.31%, due 05/02/07	2,754,865	**
1,836,576	Fortis Bank, 5.27%, due 05/11/07	1,836,576	**
2,754,865	Fortis Bank, 5.28%, due 05/21/07	2,754,865	**
1,836,576	Fortis Bank, 5.28%, due 05/23/07	1,836,576	**
2,754,865	Fortis Bank, 5.28%, due 05/25/07	2,754,865	**
918,288	Fortis Bank, 5.3%, due 06/25/07	918,288	**
918,288	Greyhawk Funding, 5.296%, due 05/02/07	918,288	**
918,288	HBOS Halifax Bank of Scotland, 5.3%, due 05/08/07	918,288	**
9,138,415	Investors Bank & Trust Depository Reserve, 3.59%	9,138,415
1,836,576	Jupiter Securitization Corp., 5.292%, due 05/02/07	1,836,576	**
918,288	Liberty Street Funding Corp., 5.282%, due 05/25/07	918,288	**
1,836,576	Liberty Street Funding Corp., 5.292%, due 05/03/07	1,836,576	**
918,224	Morgan Stanley, 5.383%, due 08/01/07	918,288	**
1,836,576	Paradigm Funding LLC, 5.282%, due 05/22/07	1,836,576	**
1,836,576	Paradigm Funding LLC, 5.287%, due 05/31/07	1,836,576	**
6,428,017	Rabobank Nederland, 5.265%, due 05/02/07	6,428,017	**
1,836,576	Rabobank Nederland, 5.275%, due 05/30/07	1,836,576	**
7,346,306	Rabobank Nederland, 5.3%, due 05/01/07	7,346,306	**
1,836,576	Ranger Funding, 5.283%, due 06/01/07	1,836,576	**
1,836,576	Ranger Funding, 5.287%, due 05/17/07	1,836,576	**
918,288	Ranger Funding, 5.291%, due 05/01/07	918,288	**
1,836,576	Ranger Funding, 5.293%, due 06/19/07	1,836,576	**
4,591,441	Royal Bank of Canada, 5.3%, due 05/01/07	4,591,441	**
918,288	Royal Bank of Scotland, 5.285%, due 05/07/07	918,288	**
1,836,576	Royal Bank of Scotland, 5.3%, due 05/08/07	1,836,576	**
918,288	Royal Bank of Scotland, 5.3%, due 05/09/07	918,288	**
2,754,865	Royal Bank of Scotland, 5.31%, due 05/25/07	2,754,865	**
1,377,432	Sheffield Receivables Corp., 5.286%, due 05/23/07	1,377,432	**
2,754,865	Sheffield Receivables Corp., 5.295%, due 05/04/07	2,754,865	**
918,288	Skandinaviska Enskilda Banken AB, 5.28%, due 05/15/07	918,288	**
16,627,419	Svenska Handelsbanken, 5.31%, due 05/01/07	16,627,419	**
918,288	Three Pillars Funding LLC, 5.282%, due 05/24/07	918,288	**
3,673,153	Toronto Dominion Bank, 5.28%, due 05/10/07	3,673,153	**
4,591,441	UBS AG, 5.28%, due 06/01/07	4,591,441	**
4,591,441	UBS AG, 5.288%, due 06/18/07	4,591,441	**

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Opportunities Fund

April 30, 2007

Principal Amount	Short-Term Investments ▲	Value
$1,836,576	UBS AG, 5.29%, due 06/12/07	$1,836,576	**
5,509,729	UBS AG, 5.29%, due 06/15/07	5,509,729	**
1,836,576	Variable Funding Capital Co., 5.277%, due 05/17/07	1,836,576	**
918,288	Yorktown Capital LLC, 5.295%, due 05/14/07	918,288	**
	Total Short-Term Investments (Cost: $195,373,666) (20.3%)	195,373,666
	Total Investments (Cost: $966,712,790) (119.7%)	1,152,993,740
	Liabilities in Excess of Other Assets (– 19.7%)	(190,079,285)
	Net Assets (100.0%)	$962,914,455

  Notes to the Schedule of Investments:

  *  Non-income producing.

  **  Represents investment of security lending collateral (Note 3).

  †  Security partially or fully lent (Note 3).

  ▲  Short-Term Investments consist of Certificate of Deposits, Commercial Papers, Discount Notes, and Time Deposits.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Value Opportunities Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Aerospace & Defense	2.9%
Beverages	1.0
Capital Markets	4.0
Chemicals	3.6
Commercial Banks	4.6
Communications Equipment	3.5
Computers & Peripherals	4.0
Diversified Consumer Services	2.0
Electronic Equipment & Instruments	3.9
Energy Equipment & Services	2.9
Food & Staples Retailing	1.0
Food Products	2.2
Health Care Equipment & Supplies	8.7
Health Care Providers & Services	1.4
Hotels, Restaurants & Leisure	2.2
Industrial Conglomerates	1.5
Insurance	6.7
Life Science Tools & Services	4.0
Machinery	7.2
Multiline Retail	2.2
Oil, Gas & Consumable Fuels	4.0
Semiconductors & Semiconductor Equipment	16.1
Specialty Retail	3.6
Textiles, Apparel & Luxury Goods	2.0
Thrifts & Mortgage Finance	4.2
Short-Term Investments	20.3
Total	119.7%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Conservative LifePlan Fund

Schedule of Investments (Unaudited)	April 30, 2007

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (60.0% of Net Assets)
28,734	TCW Core Fixed Income Fund, I Class	$278,719	#
	Diversified Money Market Funds (5.0%)
23,076	TCW Money Market Fund, I Class	23,076	#
	Non-Diversified U.S. Equity Funds (36.4%)
7,544	TCW Large Cap Core Fund, I Class	101,922	#
3,030	TCW Large Cap Growth Fund, I Class	67,302	#*
	Total Non-Diversified U.S. Equity Funds	169,224
	Total Investment Companies (Cost: $461,435) (101.4%)	471,019
	Total Investments (Cost: $461,435) (101.4%)	471,019
	Liabilities in Excess of Other Assets (–1.4%)	(6,442)
	Net Assets (100.0%)	$464,577

Notes to the Schedule of Investments:

*  Non-income producing.

#  Affiliated Issuer.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Conservative LifePlan Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	60.0%
Diversified Money Market Funds	5.0
Non-Diversified U.S. Equity Funds	36.4
Total	101.4%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Moderate LifePlan Fund

Schedule of Investments (Unaudited)	April 30, 2007

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (38.4% of Net Assets)
14,291	TCW Core Fixed Income Fund, I Class	$138,627	#
2,953	TCW High Yield Bond Fund, I Class	20,874	#
	Total Diversified Fixed Income Funds	159,501
	Diversified U.S. Equity Funds (10.4%)
2,477	TCW Diversified Value Fund, I Class	42,998	#
	Non-Diversified U.S. Equity Funds (52.7%)
1,569	TCW Growth Equities Fund, I Class	21,120	#*
4,803	TCW Large Cap Core Fund, I Class	64,889	#
5,012	TCW Large Cap Growth Fund, I Class	111,314	#*
879	TCW Value Opportunities Fund, I Class	21,365	#
	Total Non-Diversified U.S. Equity Funds	218,688
	Total Investment Companies (Cost: $407,317) (101.5%)	421,187
	Total Investments (Cost: $407,317) (101.5%)	421,187
	Liabilities in Excess of Other Assets (–1.5%)	(6,125)
	Net Assets (100.0%)	$415,062

Notes to the Schedule of Investments:

*  Non-income producing.

#  Affiliated Issuer.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Moderate LifePlan Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	38.4%
Diversified U.S. Equity Funds	10.4
Non-Diversified U.S. Equity Funds	52.7
Total	101.5%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Aggressive LifePlan Fund

Schedule of Investments (Unaudited)	April 30, 2007

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (19.9% of Net Assets)
4,404	TCW Core Fixed Income Fund, I Class	$42,720	#
	Diversified U.S. Equity Funds (19.1%)
2,050	TCW Diversified Value Fund, I Class	35,589	#
350	TCW Opportunity Fund, I Class	5,391	#*
	Total Diversified U.S. Equity Funds	40,980
	Non-Diversified U.S. Equity Funds (63.8%)
1,463	TCW Growth Equities Fund, I Class	19,690	#*
3,529	TCW Large Cap Growth Fund, I Class	78,389	#*
353	TCW Small Cap Growth Fund, I Class	7,477	#*
1,290	TCW Value Opportunities Fund, I Class	31,363	#
	Total Non-Diversified U.S. Equity Funds	136,919
	Total Investment Companies (Cost: $213,067) (102.8%)	220,619
	Total Investments (Cost: $213,067) (102.8%)	220,619
	Liabilities in Excess of Other Assets (–2.8%)	(5,940)
	Net Assets (100.0%)	$214,679

Notes to the Schedule of Investments:

*  Non-income producing.

#  Affiliated Issuer.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Aggressive LifePlan Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	19.9%
Diversified U.S. Equity Funds	19.1
Non-Diversified U.S. Equity Funds	63.8
Total	102.8%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Global Aggressive LifePlan Fund

Schedule of Investments (Unaudited)	April 30, 2007

Number of Shares	Investment Companies	Value
	Diversified U.S. Equity Funds (10.1% of Net Assets)
6,880	TCW Diversified Value Fund, I Class	$119,428	#
	Diversified U.S. Fixed Income Funds (17.5%)
21,338	TCW Core Fixed Income Fund, I Class	206,983	#
	Non-Diversified International Equity Funds (35.3%)
27,963	TCW Global Equities Fund, I Class	416,372	#
	Non-Diversified International Fixed Income Funds (5.0%)
7,570	TCW Emerging Markets Income Fund, I Class	59,122	#
	Non-Diversified U.S. Equity Funds (32.6%)
2,186	TCW Growth Equities Fund, I Class	29,421	#*
10,680	TCW Large Cap Growth Fund, I Class	237,194	#*
4,887	TCW Value Opportunities Fund, I Class	118,794	#
	Total Non-Diversified U.S. Equity Funds	385,409
	Total Investment Companies (Cost: $1,167,351) (100.5%)	1,187,314
	Total Investments (Cost: $1,167,351) (100.5%)	1,187,314
	Liabilities in Excess of Other Assets (–0.5%)	(6,430)
	Net Assets (100.0%)	$1,180,884

Notes to the Schedule of Investments:

*  Non-income producing.

#  Affiliated Issuer.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Global Aggressive LifePlan Fund

Investments by Industry (Unaudited)	April 30, 2007

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	10.1%
Diversified U.S. Fixed Income Funds	17.5
Non-Diversified International Equity Funds	35.3
Non-Diversified International Fixed Income Funds	5.0
Non-Diversified U.S. Equity Funds	32.6
Total	100.5%

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2007

	TCW Balanced Fund	TCW Diversified Value Fund		TCW Dividend Focused Fund		TCW Equities Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$10,046	$1,015,835	(2)	$1,852,848	(2)	$85,309	(2)
Receivables for Securities Sold	20	2,428		6,233		—
Receivables for Fund Shares Sold	—	3,203		11,473		9
Interest and Dividends Receivable	52	955		1,936		75
Receivable Due from Investment Advisor	13	—		—		—
Total Assets	10,131	1,022,421		1,872,490		85,393
LIABILITIES
Payables for Securities Purchased	55	7,967		—		344
Payables for Fund Shares Redeemed	—	435		1,598		68
Payables Upon Return of Securities Loaned	—	86,689		174,305		419
Accrued Directors' Fees and Expenses	5	6		7		7
Accrued Compliance Expense	—	—		1		—	(3)
Accrued Management Fees	—	554		1,020		37
Accrued Distribution Fees	2	31		299		1
Other Accrued Expenses	27	97		378		53
Total Liabilities	89	95,779		177,608		929
NET ASSETS	$10,042	$926,642		$1,694,882		$84,464
NET ASSETS CONSIST OF:
Paid-in Capital	$9,144	$795,262		$1,382,343		$58,958
Undistributed Net Realized Gain on Investments	117	9,699		28,341		6,713
Unrealized Appreciation of Investments	769	119,755		282,964		18,734
Undistributed Net Investment Income	12	1,926		1,234		59
NET ASSETS	$10,042	$926,642		$1,694,882		$84,464
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$33	$766,619		$195,598		$77,966
N Class Share	$10,009	$160,023		$1,499,284		$6,498
K Class Share				$—	(3)	$—	(3)
CAPTIAL SHARES OUTSTANDING: (4)
I Class Share	3,019	44,155,320		13,846,715		4,547,361
N Class Share	910,629	9,252,447		106,177,235		379,360
K Class Share				9		10
NET ASSET VALUE PER SHARE: (5)
I Class Share	$11.07	$17.36		$14.13		$17.15
N Class Share	$10.99	$17.30		$14.12		$17.13
K Class Share				$14.62		$18.83

(1)  The identified cost for the TCW Balanced Fund, the TCW Diversified Value Fund, the TCW Dividend Focused Fund and the TCW Equities Fund at April 30, 2007 was $9,277, $896,080, $1,569,884 and $66,575, respectively.

(2)  The market value of securities lent for the TCW Diversified Value Fund, the TCW Dividend Focused Fund and the TCW Equities Fund at April 30, 2007 was $79,477, $164,465 and $411, respectively.

(3)  Amount rounds to less than $1 (in thousands).

(4)  The number of authorized shares with a par value of $0.001 per share, for the TCW Balanced Fund and the TCW Diversified Value Fund is 2,000,000,000 for each of the I Class and N Class shares, the TCW Dividend Focused Fund and the TCW Equities Fund is 2,000,000,000 for each of the I Class, N Class and K Class shares.

(5)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2007

	TCW Focused Equities Fund		TCW Growth Equities Fund		TCW Growth Insights Fund	TCW Large Cap Core Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$50,538	(2)	$45,372	(2)	$1,347	$29,464
Receivables for Securities Sold	7		—		28	—
Receivables for Fund Shares Sold	77		23		—	—
Interest and Dividends Receivable	49		7		— (3)	20
Receivable Due from Investment Advisor	—		—		3	—
Total Assets	50,671		45,402		1,378	29,484
LIABILITIES
Payables for Securities Purchased	307		—		28	885
Payables for Fund Shares Redeemed	16		—		—	—
Payables Upon Return of Securities Loaned	6,739		8,251		—	—
Accrued Directors' Fees and Expenses	7		8		6	6
Accrued Compliance Expense	—		—	(3)	—	—	(3)
Accrued Management Fees	25		27		—	14
Accrued Distribution Fees	7		1		—	1
Other Accrued Expenses	14		38		16	23
Total Liabilities	7,115		8,325		50	929
NET ASSETS	$43,556		$37,077		$1,328	$28,555
NET ASSETS CONSIST OF:
Paid-in Capital	$38,481		$52,406		$2,725	$24,172
Undistributed Accumulated Net Realized Gain (Loss) on Investments	453		(23,368)		(1,567)	791
Unrealized Appreciation of Investments and Foreign Currency	4,594		8,224		175	3,569
Undistributed Accumulated Net Investment Income (Loss)	28		(185)		(5)	23
NET ASSETS	$43,556		$37,077		$1,328	$28,555
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$9,371		$31,659			$23,628
N Class Share	$34,185		$5,418		$1,328	$4,927
CAPTIAL SHARES OUTSTANDING: (4)
I Class Share	610,363		2,352,437			1,748,603
N Class Share	2,231,784		402,663		185,571	364,937
NET ASSET VALUE PER SHARE: (5)
I Class Share	$15.35		$13.46			$13.51
N Class Share	$15.32		$13.46		$7.16	$13.50

(1)  The identified cost for the TCW Focused Equities Fund, the TCW Growth Equities Fund, the TCW Growth Insights Fund and the TCW Large Cap Core Fund at April 30, 2007 was $45,944, $37,148, $1,172 and $25,895, respectively.

(2)  The market value of securities lent for the TCW Focused Equities Fund and the TCW Growth Equities Fund was $6,373 and $7,905, respectively.

(3)  Amount rounds to less than $1 (in thousands).

(4)  The number of authorized shares with a par value of $0.001 per share, for the TCW Focused Equities Fund and the TCW Large Cap Core Fund is 2,000,000,000 for each of the I Class and N Class shares, the TCW Growth Equities Fund is 4,000,000,000 for each of the I Class and N Class shares and for the TCW Growth Insights Fund is 2,000,000,000 for the N Class shares.

(5)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2007

	TCW Large Cap Growth Fund (1)	TCW Opportunity Fund		TCW Select Equities Fund		TCW Small Cap Growth Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (2)	$13,152	$151,556	(3)	$3,188,195	(3)	$74,868	(3)
Receivables for Securities Sold	164	975		—		227
Receivables for Fund Shares Sold	5	105		1,343		—
Interest and Dividends Receivable	7	82		236		19
Foreign Tax Reclaim Receivable	3	—		—		—
Total Assets	13,331	152,718		3,189,774		75,114
LIABILITIES
Payables for Securities Purchased	187	710		19,059		672
Payables for Fund Shares Redeemed	—	485		3,489		180
Payables Upon Return of Securities Loaned	—	27,617		437,742		13,322
Accrued Directors' Fees and Expenses	6	6		6		6
Accrued Compliance Expense	—	—	(4)	12		—	(4)
Accrued Management Fees	6	92		1,661		59
Accrued Distribution Fees	1	20		135		6
Other Accrued Expenses	21	59		1,302		44
Total Liabilities	221	28,989		463,406		14,289
NET ASSETS	$13,110	$123,729		$2,726,368		$60,825
NET ASSETS CONSIST OF:
Paid-in Capital	$12,025	$94,068		$2,002,657		$164,083
Undistributed Accumulated Net Realized Gain (Loss) on Investments	(50)	6,945		45,771		(110,232)
Unrealized Appreciation of Investments	1,170	22,688		682,243		7,247
Undistributed Accumulated Net Investment Income (Loss)	(35)	28		(4,303)		(273)
NET ASSETS	$13,110	$123,729		$2,726,368		$60,825
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$10,574	$27,874		$2,060,066		$30,796
N Class Share	$2,536	$93,086		$664,835		$30,029
K Class Share		$2,769		$1,467
CAPTIAL SHARES OUTSTANDING: (5)
I Class Share	476,042	1,810,316		102,232,168		1,451,945
N Class Share	114,228	6,140,644		33,867,317		1,452,621
K Class Share		181,568		74,410
NET ASSET VALUE PER SHARE: (6)
I Class Share	$22.21	$15.40		$20.15		$21.21
N Class Share	$22.20	$15.16		$19.63		$20.67
K Class Share		$15.25		$19.71

(1)  Formerly TCW Large Cap Flexible Growth Fund.

(2)  The identified cost for the TCW Large Cap Growth Fund, the TCW Opportunity Fund, the TCW Select Equities Fund, and the TCW Small Cap Growth Fund at April 30, 2007 was $11,982, $128,868, $2,505,952 and $67,621, respectively.

(3)  The market value of securities lent for the TCW Opportunity Fund, the TCW Select Equities Fund and the TCW Small Cap Growth fund at April 30, 2007 was $25,248, $417,680 and $12,486, respectively.

(4)  Amount rounds to less than $1 (in thousands).

(5)  The number of authorized shares with a par value of $0.001 per share, for the TCW Large Cap Growth Fund is 2,000,000,000 for each of the I Class and N Class shares, the TCW Opportunity Fund is 2,000,000,000 for each of the I Class, N Class and K Class shares, the TCW Select Equities Fund is 1,667,000,000, 1,667,000,000, and 2,000,000,000 for each of the I Class, N Class and K Class shares, respectively, and the TCW Small Cap Growth Fund is 1,666,000,000 for each of the I Class and N Class shares.

(6)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2007

	TCW Value Added Fund		TCW Value Opportunities Fund		TCW Conservative LifePlan Fund	TCW Moderate LifePlan Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$31,031	(2)	$1,152,994	(2)	$—	$—
Investments in Affiliated Issuers, at Value	—		—		471	421
Receivables for Securities Sold	30		1,825		—	—
Receivables for Fund Shares Sold	7		540		—	—
Interest and Dividends Receivable	8		339		—	—
Receivable Due from Investment Advisor	—		—		11	11
Total Assets	31,076		1,155,698		482	432
LIABILITIES
Payables for Securities Purchased	182		3,447		—	—
Payables for Fund Shares Redeemed	—		2,022		—	—
Payables Upon Return of Securities Loaned	4,831		186,235		—	—
Accrued Directors' Fees and Expenses	6		6		6	6
Accrued Compliance Expense	—	(3)	4		—	—
Accrued Management Fees	12		637		—	—
Accrued Distribution Fees	—	(3)	44		—	—
Other Accrued Expenses	52		389		11	11
Total Liabilities	5,083		192,784		17	17
NET ASSETS	$25,993		$962,914		$465	$415
NET ASSETS CONSIST OF:
Paid-in Capital	$20,604		$709,376		$451	$399
Undistributed Net Realized Gain on Investments	1,329		68,031		2	2
Unrealized Appreciation of Investments and Foreign Currency	4,136		186,281		10	14
Undistributed Accumulated Net Investment Income (Loss)	(76)		(774)		2	—
NET ASSETS	$25,993		$962,914		$465	$415
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$25,898		$749,690		$361	$310
N Class Share	$95		$204,612		$104	$105
K Class Share	$—	(3)	$8,612
CAPTIAL SHARES OUTSTANDING: (4)
I Class Share	1,898,974		30,833,248		35,080	29,846
N Class Share	5,719		8,564,047		10,097	10,083
K Class Share	12		360,303
NET ASSET VALUE PER SHARE: (5)
I Class Share	$13.64		$24.31		$10.28	$10.39
N Class Share	$16.65		$23.89		$10.28	$10.40
K Class Share	$18.08		$23.90

(1)  The identified cost for the TCW Value Added Fund, the TCW Value Opportunities Fund, the TCW Conservative LifePlan Fund and the TCW Moderate LifePlan Fund at April 30, 2007 was $26,895, $966,713, $461 and $407, respectively.

(2)  The market value of securities lent for the TCW Value Added Fund and the TCW Value Opportunities Fund was $4,549 and $179,331, respectively.

(3)  Amount rounds to less than $1 (in thousands).

(4)  The number of authorized shares with a par value of $0.001 per share, for the TCW Value Added Fund and the TCW Value Opportunities Fund is 2,000,000,000 for each of the I Class, N Class and K Class, the TCW Conservative LifePlan Fund and the TCW Moderate LifePlan Fund is 2,000,000,000 for each of the I Class and N Class shares.

(5)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2007

	TCW Aggressive LifePlan Fund	TCW Global Aggressive LifePlan Fund
	Dollar Amounts in Thousands
	(Except per Share Amounts)
ASSETS
Investments in Affiliated Issuers, at Value (1)	$221	$1,187
Receivable Due from Investment Advisor	11	11
Total Assets	232	1,198
LIABILITIES
Accrued Directors' Fees and Expenses	6	6
Other Accrued Expenses	11	11
Total Liabilities	17	17
NET ASSETS	$215	$1,181
NET ASSETS CONSIST OF:
Paid-in Capital	$205	$1,158
Undistributed Net Realized Gain on Investments	3	2
Unrealized Appreciation of Investments	8	20
Undistributed (Distributions in Excess of) Net Investment Income	(1)	1
NET ASSETS	$215	$1,181
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$110	$1,076
N Class Share	$105	$105
CAPTIAL SHARES OUTSTANDING: (2)
I Class Share	10,439	102,668
N Class Share	10,050	10,048
NET ASSET VALUE PER SHARE: (3)
I Class Share	$10.48	$10.48
N Class Share	$10.48	$10.48

(1)  The identified cost for the TCW Aggressive LifePlan Fund and the TCW Global Aggressive LifePlan Fund at April 30, 2007 is $213 and $1,167, respectively.

(2)  The number of authorized shares with a par value of $0.001 per share, for the TCW Aggressive LifePlan Fund and the TCW Global Aggressive LifePlan Fund is 2,000,000,000 for each of the I Class and N Class shares.

(3)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2007

	TCW Balanced Fund		TCW Diversified Value Fund		TCW Dividend Focused Fund		TCW Equities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$50	(1)	$5,533	(1)	$19,848	(1)	$672
Interest	89		1,195		1,940		13
Net Security Lending Income	—		35	(2)	87	(2)	3	(2)
Total	139		6,763		21,875		688
Expenses:
Managment Fees	29		2,812		5,689		236
Accounting Service Fees	1		46		101		9
Administration Fees	3		72		166		19
Administrative Services Fees:
K Class	—		—		—	(3)	—	(3)
Transfer Agent Fees:
I Class	4		126		11		10
N Class	4		16		298		5
K Class	—		—		4		4
Custodian Fees	4		12		14		8
Professional Fees	14		24		33		18
Directors' Fees and Expenses	7		7		7		7
Registration Fees:
I Class	2		19		7		10
N Class	2		8		41		7
K Class	—		—		4		1
Distribution Fees:
N Class	10		144		1,677		8
K Class	—		—		—	(3)	—	(3)
Compliance Expense	—		8		19		1
Other	3		99		221		11
Total	83		3,393		8,292		354
Less Expenses Borne by Investment Advisor and Distributor:
I Class	7		—		—		—
N Class	19		—		—		—	(3)
K Class	—		—		8		5
Net Expenses	57		3,393		8,284		349
Net Investment Income	82		3,370		13,591		339
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investments	117		11,805		27,978		6,250
Change in Unrealized Appreciation (Depreciation) on Investments	400		48,511		102,886		(81)
Net Realized and Unrealized Gain on Investments	517		60,316		130,864		6,169
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$599		$63,686		$144,455		$6,508

(1)  Net of foreign taxes withheld. Total amount withheld for the TCW Balanced Fund was less than $1 and the amounts withheld for the TCW Diversified Value Fund and the TCW Dividend Focused Fund was $3 and $50, respectively.

(2)  Net of broker fees.

(3)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2007

	TCW Focused Equities Fund		TCW Growth Equities Fund		TCW Growth Insights Fund		TCW Large Cap Core Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$246		$37	(1)	$4	(1)	$164
Interest	19		4		1		3
Net Security Lending Income	2	(2)	20	(2)	—		—
Other	—		13		—		—
Total	267		74		5		167
Expenses:
Managment Fees	116		178		6		59
Accounting Service Fees	4		4		—		3
Administration Fees	7		10		2		9
Transfer Agent Fees:
I Class	4		12		—		4
N Class	4		14		4		4
Custodian Fees	8		10		3		5
Professional Fees	8		14		8		13
Directors' Fees and Expenses	7		7		7		7
Registration Fees:
I Class	10		10		—		3
N Class	14		7		2		—
Distribution Fees:
N Class	34		7		2		6
Compliance Expense	—	(3)	1		—		—	(3)
Other	5		6		2		4
Total	221		280		36		117
Less Expenses Borne by Investment Advisor and Distributor:
N Class	—		21		26		—
Net Expenses	221		259		10		117
Net Investment Income (Loss)	46		(185)		(5)		50
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on Investments	524		1,404		8		770
Change in Unrealized Appreciation (Depreciation) on Investments	1,836		2,344		43		1,328
Net Realized and Unrealized Gain on Investments	2,360		3,748		51		2,098
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,406		$3,563		$46		$2,148

(1)  Net of foreign taxes withheld. Total amount withheld for the TCW Growth Equities Fund and for the TCW Growth Insights Fund was less than $1 for each Fund.

(2)  Net of broker fees.

(3)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2007

	TCW Large Cap Growth Fund (1)		TCW Opportunity Fund		TCW Select Equities Fund		TCW Small Cap Growth Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$34	(2)	$590		$9,575		$24	(2)
Interest	6		129		1,571		27
Net Security Lending Income	—		92	(3)	153	(3)	42	(3)
Other	—		—		—		73
Total	40		811		11,299		166
Expenses:
Managment Fees	35		580		12,358		293
Accounting Service Fees	2		12		249		6
Administration Fees	4		23		456		14
Administrative Services Fees:
K Class	—		8		4		—
Transfer Agent Fees:
I Class	4		9		714		7
N Class	4		27		424		17
K Class	—		4		4		—
Custodian Fees	4		9		40		10
Professional Fees	14		18		58		18
Directors' Fees and Expenses	7		7		7		7
Registration Fees:
I Class	1		10		26		10
N Class	—	(4)	8		16		6
K Class	—		6		7		—
Distribution Fees:
N Class	2		116		1,005		37
K Class	—		4		2		—
Compliance Expense	—		2		54		1
Other	3		25		694		13
Total	80		868		16,118		439
Less Expenses Borne by Investment Advisor and Distributor:
N Class	5		—		—		—
K Class	—		12		11		—
Net Expenses	75		856		16,107		439
Net Investment Loss	(35)		(45)		(4,808)		(273)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments	(5)		6,052		49,194		4,940
Change in Unrealized Appreciation (Depreciation) on Investments	1,054		2,066		117,697		(885)
Net Realized and Unrealized Gain (Loss) on Investments	1,049		8,118		166,891		4,055
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,014		$8,073		$162,083		$3,782

(1)  Formerly TCW Large Cap Flexible Growth Fund.

(2)  Net of foreign taxes withheld. Total amount withheld for the TCW Large Cap Growth Fund was $2 and the amount withheld for the TCW Small Cap Growth Fund was less than $1.

(3)  Net of broker fees.

(4)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2007

	TCW Value Added Fund		TCW Value Opportunities Fund		TCW Conservative LifePlan Fund (1)		TCW Moderate LifePlan Fund (1)
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$120	(2)	$4,704		$—		$—
Dividends from Investment in Affiliated Issuers	—		—		6		3
Interest	4		233		—		—
Net Security Lending Income	12	(3)	86	(3)	—		—
Total	136		5,023		6		3
Expenses:
Managment Fees	137		3,866		—		—
Accounting Service Fees	5		71		1		1
Administration Fees	18		131		4		4
Administrative Services Fees:
K Class	—		21		—		—
Transfer Agent Fees:
I Class	10		220		4		4
N Class	4		86		4		4
K Class	4		4		—		—
Custodian Fees	36		21		2		2
Professional Fees	17		28		10		10
Directors' Fees and Expenses	7		7		6		6
Registration Fees:
I Class	11		15		—		—
N Class	—		7		—		—
K Class	1		6		—		—
Distribution Fees:
N Class	—		243		—	(4)	—	(4)
K Class	—		10		—		—
Compliance Expense	1		16		—		—
Other	6		178		2		2
Total	257		4,930		33		33
Less Expenses Borne by Investment Advisor and Distributor:
I Class	36		—		20		19
N Class	4		—		11		13
K Class	5		8		—		—
Net Expenses	212		4,922		2		1
Net Investment Income (Loss)	(76)		101		4		2
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on:
Investments	2,171		48,661		—		—
Investments in Affiliated Issuers	—		—		1		—	(4)
Realized Gains Distributed from Affiliated Issuers	—		—		1		2
Change in Unrealized Appreciation (Depreciation) on:
Investments	428		44,582		—		—
Investments in Affiliated Issuers	—		—		10		14
Net Realized and Unrealized Gain on Investments	2,599		93,243		12		16
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,523		$93,344		$16		$18

(1)  For the period from November 16, 2006 (commencement of operations) through April 30, 2007.

(2)  Net of foreign taxes withheld. Total amount withheld for the TCW Value Added Fund was less than $1.

(3)  Net of broker fees.

(4)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2007

	TCW Aggressive LifePlan Fund (1)		TCW Global Aggressive LifePlan Fund (1)
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends from Investment in Affiliated Issuers	$1		$3
Total	1		3
Expenses:
Accounting Service Fees	1		1
Administration Fees	4		4
Transfer Agent Fees:
I Class	4		4
N Class	4		4
Custodian Fees	2		2
Professional Fees	10		10
Directors' Fees and Expenses	6		6
Distribution Fees:
N Class	—	(2)	—	(2)
Other	1		2
Total	32		33
Less Expenses Borne by Investment Advisor and Distributor:
I Class	16		20
N Class	16		11
Net Expenses	—		2
Net Investment Income	1		1
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on:
Investments in Affiliated Issuers	—	(2)	—	(2)
Realized Gains Distributed from Affiliated Issuers	3		2
Change in Unrealized Appreciation (Depreciation) on:
Investments in Affiliated Issuers	8		20
Net Realized and Unrealized Gain on Investments	11		22
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12		$23

(1)  For the period from November 16, 2006 (commencement of operations) through April 30, 2007.

(2)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Balanced Fund		TCW Diversified Value Fund
	Six Months Ended April 30, 2007 (Unaudited)	September 01, 2006 (Commencement of Operations) through October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
OPERATIONS
Net Investment Income	$82	$24	$3,370	$2,818
Net Realized Gain on Investments	117	17	11,805	3,777
Change in Unrealized Appreciation (Depreciation) on Investments	400	369	48,511	64,842
Increase in Net Assets Resulting from Operations	599	410	63,686	71,437
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	— (1)	—	(3,442)	(639)
N Class	(83)	(11)	(439)	(5)
Distributions from Net Realized Gain:
I Class	— (1)	—	(4,425)	(3,233)
N Class	(17)	—	(736)	(669)
Total Distributions to Shareholders	(100)	(11)	(9,042)	(4,546)
NET CAPITAL SHARE TRANSACTIONS
I Class	33	— (1)	167,074	376,186
N Class	100	9,011	66,177	41,103
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	133	9,011	233,251	417,289
Increase (Decrease) in Net Assets	632	9,410	287,895	484,180
NET ASSETS
Beginning of Period	9,410	—	638,747	154,567
End of Period	$10,042	$9,410	$926,642	$638,747

Undistributed Net Investment Income	$12	$13	$1,926	$2,437

(1)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Dividend Focused Fund			TCW Equities Fund
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006		Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
OPERATIONS
Net Investment Income	$13,591	$17,123		$339	$989
Net Realized Gain on Investments	27,978	22,233		6,250	11,188
Change in Unrealized Appreciation (Depreciation) on Investments	102,886	158,844		(81)	2,839
Increase in Net Assets Resulting from Operations	144,455	198,200		6,508	15,016
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(1,981)	(2,001)		(885)	(828)
N Class	(11,778)	(12,466)		(44)	—
Distributions from Net Realized Gain:
I Class	(2,523)	(382)		(5,117)	—
N Class	(19,805)	(3,224)		(411)	—
Total Distributions to Shareholders	(36,087)	(18,073)		(6,457)	(828)
NET CAPITAL SHARE TRANSACTIONS
I Class	22,529	88,805		(9,312)	(19,359)
N Class	147,469	268,832		(516)	(5,014)
K Class	—	—	(1)(2)	—	—
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	169,998	357,637		(9,828)	(24,373)
Increase (Decrease) in Net Assets	278,366	537,764		(9,777)	(10,185)
NET ASSETS
Beginning of Period	1,416,516	878,752		94,241	104,426
End of Period	$1,694,882	$1,416,516		$84,464	$94,241

Undistributed Net Investment Income	$1,234	$1,402		$59	$649

(1)  Amount rounds to less than $1 (in thousands).

(2)  For the period January 3, 2006 (commencement of offering of K Class shares) through October 31, 2006.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Focused Equities Fund		TCW Growth Equities Fund
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
OPERATIONS
Net Investment Income (Loss)	$46	$64	$(185)	$(351)
Net Realized Gain (Loss) on Investments	524	(70)	1,404	155
Change in Unrealized Appreciation (Depreciation) on Investments	1,836	2,413	2,344	2,299
Increase in Net Assets Resulting from Operations	2,406	2,407	3,563	2,103
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(18)	—	—	—
N Class	(54)	(10)	—	—
Distributions from Net Realized Gain:
N Class	—	(14)	—	—
Total Distributions to Shareholders	(72)	(24)	—	—
NET CAPITAL SHARE TRANSACTIONS
I Class	4,204	4,533	(279)	2,103
N Class	8,725	19,126	(295)	4,957
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	12,929	23,659	(574)	7,060
Increase in Net Assets	15,263	26,042	2,989	9,163
NET ASSETS
Beginning of Period	28,293	2,251	34,088	24,925
End of Period	$43,556	$28,293	$37,077	$34,088

Undistributed (Accumulated) Net Investment Income (Loss)	$28	$54	$(185)	$—

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Growth Insights Fund		TCW Large Cap Core Fund
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
OPERATIONS
Net Investment Income (Loss)	$(5)	$(11)	$50	$59
Net Realized Gain (Loss) on Investments	8	78	770	599
Change in Unrealized Appreciation (Depreciation) on Investments	43	(61)	1,328	1,405
Increase in Net Assets Resulting from Operations	46	6	2,148	2,063
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	—	(69)	(10)
N Class	—	—	(2)	(6)
Distributions from Net Realized Gain:
I Class	—	—	(460)	(28)
N Class	—	—	(119)	(21)
Total Distributions to Shareholders	—	—	(650)	(65)
NET CAPITAL SHARE TRANSACTIONS
I Class	—	—	6,771	8,879
N Class	36	5	472	(1,951)
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	36	5	7,243	6,928
Increase in Net Assets	82	11	8,741	8,926
NET ASSETS
Beginning of Period	1,246	1,235	19,814	10,888
End of Period	$1,328	$1,246	$28,555	$19,814

Undistributed (Accumulated) Net Investment Income (Loss)	$(5)	$—	$23	$44

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Large Cap Growth Fund (1)		TCW Opportunity Fund
	Six Months Ended April 30, 2007 (Unaudited)	February 06, 2006 (Commencement of Operations) through October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
OPERATIONS
Net Investment Loss	$(35)	$(20)	$(45)	$(314)
Net Realized Gain (Loss) on Investments	(5)	(45)	6,052	8,794
Change in Unrealized Appreciation (Depreciation) on Investments	1,054	116	2,066	7,645
Increase (Decrease) in Net Assets Resulting from Operations	1,014	51	8,073	16,125
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Realized Gain:
I Class	—	—	(1,835)	(1,395)
N Class	—	—	(5,035)	(2,515)
K Class	—	—	(180)	(110)
Total Distributions to Shareholders	—	—	(7,050)	(4,020)
NET CAPITAL SHARE TRANSACTIONS
I Class	2,362	7,356	(6,474)	(883)
N Class	816	1,511	1,318	29,851
K Class	—	—	(509)	843
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	3,178	8,867	(5,665)	29,811
Increase (Decrease) in Net Assets	4,192	8,918	(4,642)	41,916
NET ASSETS
Beginning of Period	8,918	—	128,371	86,455
End of Period	$13,110	$8,918	$123,729	$128,371

Undistributed (Accumulated) Net Investment Income (Loss)	$(35)	$—	$28	$73

(1)  Formerly TCW Large Cap Flexible Growth Fund.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Select Equities Fund		TCW Small Cap Growth Fund
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
OPERATIONS
Net Investment Loss	$(4,808)	$(21,171)	$(273)	$(484)
Net Realized Gain (Loss) on Investments	49,194	388,521	4,940	12,641
Change in Unrealized Appreciation (Depreciation) on Investments	117,697	(431,128)	(885)	(2,348)
Increase (Decrease) in Net Assets Resulting from Operations	162,083	(63,778)	3,782	9,809
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Realized Gain:
I Class	(23,540)	—	—	—
N Class	(8,461)	—	—	—
K Class	(15)	—	—	—
Total Distributions to Shareholders	(32,016)	—	—	—
NET CAPITAL SHARE TRANSACTIONS
I Class	(751,338)	(281,384)	1,470	(4,397)
N Class	(346,333)	(172,772)	(1,191)	(7,146)
K Class	(396)	635	—	—	(1)(2)
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	(1,098,067)	(453,521)	279	(11,543)
Increase (Decrease) in Net Assets	(968,000)	(517,299)	4,061	(1,734)
NET ASSETS
Beginning of Period	3,694,368	4,211,667	56,764	58,498
End of Period	$2,726,368	$3,694,368	$60,825	$56,764

Undistributed (Accumulated) Net Investment Income (Loss)	$(4,303)	$505	$(273)	$—

(1)  Amount rounds to less than $1 (in thousands).

(2)  For the period November 1, 2005 through January 24, 2006 (liquidation of K Class shares).

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Value Added Fund		TCW Value Opportunities Fund
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
OPERATIONS
Net Investment Income (Loss)	$(76)	$(215)	$101	$3,271
Net Realized Gain on Investments	2,171	4,436	48,661	109,204
Change in Unrealized Appreciation (Depreciation) on Investments	428	1,446	44,582	76,790
Increase in Net Assets Resulting from Operations	2,523	5,667	93,344	189,265
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	—	(2,438)	(1,634)
N Class	—	—	(74)	—
Distributions from Net Realized Gain:
I Class	(3,802)	(1,903)	(67,110)	(67,136)
N Class	— (1)	—	(16,834)	(15,759)
K Class	—	—	(718)	(294)
Total Distributions to Shareholders	(3,802)	(1,903)	(87,174)	(84,823)
NET CAPITAL SHARE TRANSACTIONS
I Class	(3,090)	(1,971)	(54,714)	(179,850)
N Class	90	1	11,664	(51,459)
K Class	—	—	554	4,940
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	(3,000)	(1,970)	(42,496)	(226,369)
Increase (Decrease) in Net Assets	(4,279)	1,794	(36,326)	(121,927)
NET ASSETS
Beginning of Period	30,272	28,478	999,240	1,121,167
End of Period	$25,993	$30,272	$962,914	$999,240

Undistributed (Accumulated) Net Investment Income (Loss)	$(76)	$—	$(774)	$1,637

(1)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Conservative LifePlan Fund	TCW Moderate LifePlan Fund
	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)
OPERATIONS
Net Investment Income (Loss)	$4	$2
Net Realized Gain on Investments	2	2
Change in Unrealized Appreciation on Investments	10	14
Increase in Net Assets Resulting from Operations	16	18
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(1)	(1)
N Class	(1)	(1)
Total Distributions to Shareholders	(2)	(2)
NET CAPITAL SHARE TRANSACTIONS
I Class	350	298
N Class	101	101
Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	451	399
Increase (Decrease) in Net Assets	465	415
NET ASSETS
Beginning of Period	—	—
End of Period	$465	$415
Undistributed Net Investment Income	$2	$—

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Aggressive LifePlan Fund	TCW Global Aggressive LifePlan Fund
	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)
OPERATIONS
Net Investment Income	$1	$1
Net Realized Gain on Investments	3	2
Change in Unrealized Appreciation on Investments	8	20
Increase in Net Assets Resulting from Operations	12	23
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(1)	—	(1)
N Class	(1)	—	(1)
Total Distributions to Shareholders	(2)	—	(1)
NET CAPITAL SHARE TRANSACTIONS
I Class	104	1,058
N Class	101	100
Increase in Net Assets Resulting from Net Capital Share Transactions	205	1,158
Increase in Net Assets	215	1,181
NET ASSETS
Beginning of Period	—	—
End of Period	$215	$1,181
Undistributed (Accumulated) Net Investment Income (Loss)	$(1)	$1

(1)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), that currently offers 27 no-load mutual funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 18 U.S. Equity Funds that are covered in this report:

U.S. Equities

TCW Fund	Investment Objective
Balanced Fund

TCW Balanced Fund	Seeks total return through a combination of income and capital appreciation by investing in a blended portfolio of high-quality stocks and bonds.

Non-Diversified U.S. Equity Funds

TCW Equities Fund	Seeks long-term capital appreciation by investing in equity securities of large capitalization value companies.

TCW Focused Equities Fund	Seeks long-term capital appreciation by investing in equity securities of 20 to 50 large capitalization value companies.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of emerging growth companies.

TCW Growth Insights Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies that are believed to have superior growth prospects.

TCW Large Cap Core Fund	Seeks long-term total return by investing in equity securities of large cap growth and value companies.

TCW Large Cap Growth Fund	Seeks long-term capital appreciation by investing in the equity securities of 35 to 50 large capitalization companies.

TCW Select Equities Fund	Seeks long-term capital appreciation by investing in common stocks of large capitalization companies.

TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by smaller capitalization growth companies.

TCW Value Added Fund	Seeks long-term capital appreciation by investing in equity securities issued by small capitalization value companies.

TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing in equity securities issued by mid-cap value companies.

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TCW Funds, Inc.

April 30, 2007

TCW Fund	Investment Objective
Diversified U.S. Equity Funds

TCW Diversified Value Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies.

TCW Dividend Focused Fund	Seeks high level of dividend income by investing in equity securities of issuers which pay dividends.

TCW Opportunity Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

Fund of Funds

TCW Conservative LifePlan Fund	Seeks current income and secondarily, long-term capital appreciation by investing in fixed income funds, equity funds of large cap growth and value companies and money market funds.

TCW Moderate LifePlan Fund	Seeks long-term capital appreciation and secondarily, current income by investing in U.S. equity funds of large cap and mid cap companies and fixed income funds.

TCW Aggressive LifePlan Fund	Seeks long-term capital appreciation by investing in U.S. equity funds of growth, value, large cap, mid cap and small cap companies and fixed income funds.

TCW Global Aggressive LifePlan Fund	Seeks long-term capital appreciation by investing in U.S. equity funds, fixed income funds and international funds.

The TCW Dividend Focused Fund, the TCW Equities Fund, the TCW Opportunity Fund, the TCW Select Equities Fund, the TCW Value Added Fund, and the TCW Value Opportunities Fund offer three classes of shares: I Class, N Class and K Class. The TCW Balanced Fund, the TCW Diversified Value Fund, the TCW Focused Equities Fund, the TCW Growth Equities Fund, the TCW Large Cap Core Fund, the TCW Large Cap Growth Fund, the TCW Small Cap Growth Fund, the TCW Conservative LifePlan Fund, the TCW Moderate LifePlan Fund, the TCW Aggressive LifePlan Fund and the TCW Global Aggressive LifePlan Fund offer two classes of shares: I Class and N Class. The TCW Growth Insights Fund only offers N Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee and the K Class shares are subject to a distribution fee and an administrative services fee. I Class shares are not subject to these fees.

The TCW Large Cap Flexible Growth Fund changed its name to TCW Large Cap Growth Fund effective February 28, 2007. However, there is no change in the Fund's investment objective.

The Company added four new LifePlan Funds to the series of funds offered by the Company on November 16, 2006. They are the TCW Conservative LifePlan Fund, the TCW Moderate LifePlan Fund, the TCW Aggressive LifePlan Fund and the TCW Global Aggressive LifePlan Fund (collectively "LifePlan Funds").

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Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

The LifePlan Funds invest in other TCW Funds. The ownership percentage of LifePlan Funds in each of the underlying funds at April 30, 2007 is as follows:

Name of Affiliated Issuer	TCW Conservative LifePlan Fund (1)		TCW Moderate LifePlan Fund (1)		TCW Aggressive LifePlan Fund (1)		TCW Global Aggressive LifePlan Fund (1)
TCW Core Fixed Income Fund	0.21%		0.10%		0.03%		0.15%
TCW Diversified Value Fund	N/A		0.00	% (2)	0.00	% (2)	0.01%
TCW Emerging Markets Income Fund	N/A		N/A		N/A		0.18%
TCW Global Equities Fund	N/A		N/A		N/A		0.72%
TCW Growth Equities Fund	N/A		0.06%		0.05%		0.08%
TCW High Yield Bond Fund	N/A		0.02%		N/A		N/A
TCW Large Cap Core Fund	0.36%		0.23%		N/A		N/A
TCW Large Cap Growth Fund	0.51%		0.85%		0.59%		1.81%
TCW Money Market Fund	0.00	% (2)	N/A		N/A		N/A
TCW Opportunity Fund	N/A		N/A		0.00	% (2)	N/A
TCW Small Cap Growth Fund	N/A		N/A		0.01%		N/A
TCW Value Opportunities Fund	N/A		0.00	% (2)	0.00	% (2)	0.01%

(1) Percentage ownership based on total net assets of the underlying fund.

(2) Amount rounds to less than 0.01%.

A copy of the TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW Global Equities Fund, the TCW High Yield Bond Fund, and the TCW Money Market Fund financial statements is available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at http:// www.sec.gov. Financial statements for the remaining underlying funds are included in this report.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Fund on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Investments of LifePlan Funds are valued based on the net asset value per share of the underlying funds.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until

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TCW Funds, Inc.

April 30, 2007

such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased including original issue discounts are amortized over the life of the respective securities using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at April 30, 2007.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution and administrative services fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per share dividends by each class.

Dividends and Distributions: Dividends and Distributions to shareholders are recorded on the ex-dividend date. The TCW Balanced Fund and the TCW Dividend Focused Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other equity funds and LifePlan Funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences

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Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at April 30, 2007. The loans were collateralized with cash which was invested in short-term instruments. Income from these investments, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

	Market Value of Loaned Securities	Collateral Value
TCW Diversified Value Fund	$79,477	$86,689
TCW Dividend Focused Fund	164,465	174,305
TCW Equities Fund	411	419
TCW Focused Equities Fund	6,373	6,739
TCW Growth Equities Fund	7,905	8,251
TCW Opportunity Fund	25,248	27,617
TCW Select Equities Fund	417,680	437,742
TCW Small Cap Growth Fund	12,486	13,322
TCW Value Added Fund	4,549	4,831
TCW Value Opportunities Fund	179,331	186,235

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2007, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Balanced Fund	TCW Diversified Value Fund	TCW Dividend Focused Fund	TCW Equities Fund
Unrealized Appreciation	$806	$121,130	$288,573	$19,249
Unrealized (Depreciation)	(39)	(4,408)	(7,648)	(625)
Net Unrealized Appreciation	$767	$116,722	$280,925	$18,624
Cost of Investments for Federal Income Tax Purposes	$9,279	$899,113	$1,571,923	$66,685

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April 30, 2007

	TCW Focused Equities Fund	TCW Growth Equities Fund	TCW Growth Insights Fund	TCW Large Cap Core Fund
Unrealized Appreciation	$5,114	$8,947	$190	$3,729
Unrealized (Depreciation)	(533)	(889)	(15)	(222)
Net Unrealized Appreciation	$4,581	$8,058	$175	$3,507
Cost of Investments for Federal Income Tax Purposes	$45,957	$37,314	$1,172	$25,957
	TCW Large Cap Growth Fund	TCW Opportunity Fund	TCW Select Equities Fund	TCW Small Cap Growth Fund
Unrealized Appreciation	$1,265	$26,344	$673,117	$10,367
Unrealized (Depreciation)	(97)	(4,124)	(3,004)	(3,206)
Net Unrealized Appreciation	$1,168	$22,220	$670,113	$7,161
Cost of Investments for Federal Income Tax Purposes	$11,984	$129,336	$2,518,082	$67,707
	TCW Value Added Fund	TCW Value Opportunities Fund	TCW Conservative LifePlan Fund	TCW Moderate LifePlan Fund
Unrealized Appreciation	$3,776	$189,171	$10	$14
Unrealized (Depreciation)	(602)	(6,305)	—	—
Net Unrealized Appreciation	$3,174	$182,866	$10	$14
Cost of Investments for Federal Income Tax Purposes	$27,857	$970,128	$461	$407

	TCW Aggressive LifePlan Fund	TCW Global Aggressive LifePlan Fund
Unrealized Appreciation	$8	$20
Unrealized (Depreciation)	—	—
Net Unrealized Appreciation	$8	$20
Cost of Investments for Federal Income Tax Purposes	$213	$1,167

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Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Balanced Fund	0.60%
TCW Diversified Value Fund	0.75%
TCW Dividend Focused Fund	0.75%
TCW Equities Fund	0.55%
TCW Focused Equities Fund	0.65%
TCW Growth Equities Fund	1.00%
TCW Growth Insights Fund	0.90%
TCW Large Cap Core Fund	0.55%
TCW Large Cap Growth Fund	0.65%
TCW Opportunity Fund	0.90%
TCW Select Equities Fund	0.75%
TCW Small Cap Growth Fund	1.00%
TCW Value Added Fund	1.00%
TCW Value Opportunities Fund	0.80%

The LifePlan Funds do not pay management fees to the Advisor; however, the LifePlan Funds pay management fees to the Advisor indirectly, as a shareholder in the underlying TCW funds. In addition to the management fees, the Funds reimburse, with approval by the Company's Board of Directors, the Advisor's costs associated in support of the Funds' Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and are included on the Statement of Operations.

The operating expenses for I and N Classes are limited to the average of the total expense ratios as reported by Lipper, Inc. ("Lipper Average") for each Fund's respective investment objective, which is subject to change on a monthly basis. The operating expenses for the K Class are limited to the Lipper Average plus 0.25% of the class net assets. This expense limitation is voluntary and is terminable on a six months notice. The Lipper, Inc. expense ratios, in effect as of April 30, 2007, as they relate to each Fund were as follows:

TCW Balanced Fund	1.17%
TCW Diversified Value Fund	1.29%
TCW Dividend Focused Fund	1.37%
TCW Equities Fund	1.33%
TCW Focused Equities Fund	1.33%
TCW Growth Equities Fund	1.54%
TCW Growth Insights Fund	1.47%
TCW Large Cap Core Fund	1.33%
TCW Large Cap Growth Fund	1.41%
TCW Opportunity Fund	1.49%
TCW Select Equities Fund	1.41%
TCW Small Cap Growth Fund	1.63%
TCW Value Added Fund	1.52%
TCW Value Opportunities Fund	1.44%
TCW Conservative LifePlan Fund	1.07%
TCW Moderate LifePlan Fund	1.08%
TCW Aggressive LifePlan Fund	1.17%
TCW Global Aggressive LifePlan Fund	1.40%

The amount borne by the Advisor when the operating expenses of a Fund are in excess of the Lipper Average cannot be recaptured in the subsequent fiscal years. The Advisor can only recapture expenses within a given fiscal year for that year's operating expenses.

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Note 6 — Distribution Plan

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Fund's shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class and K Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class and K Class shares for distribution and related services. For the N Class shares of the TCW Growth Insights Fund, the TCW Large Cap Core Fund, the TCW Large Cap Growth Fund and the LifePlan Funds, the Distributor voluntarily agreed to waive the distribution fees so as to limit the overall expense ratio for the class. This waiver may be terminated at any time.

The K Class shares are also subject to an administrative services fee. The Distributor receives an administrative services fee at an annual rate of up to 0.50% of the average daily net assets of the class for procuring recordkeeping, subaccounting and other administrative services to investors of the class. The Distributor expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.

Note 7 — Transactions with Affiliates

The summary of LifePlan Funds transactions in the securities of affiliated issuers for the period November 16, 2006 (commencement of operations) through April 30, 2007 is as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)	Dividends and Interest Income (in thousands)	Distributions from and Net Realized Gain (Loss) (in thousands)
TCW Conservative LifePlan Fund
TCW Core Fixed Income Fund	—	30,960	2,226	28,734	$279	$5	$—
TCW Large Cap Core Fund	—	8,105	561	7,544	102	—	1
TCW Large Cap Growth Fund	—	3,257	227	3,030	67	—	1
TCW Money Market Fund	—	24,879	1,803	23,076	23	1	—
Total					$471	$6	$2
TCW Moderate LifePlan Fund
TCW Core Fixed Income Fund	—	14,504	213	14,291	$139	$2	$—
TCW Diversified Value Fund	—	2,513	36	2,477	43	—	—
TCW Growth Equities Fund	—	1,593	24	1,569	21	—	—
TCW High Yield Bond Fund	—	2,996	43	2,953	21	1	—
TCW Large Cap Core Fund	—	4,874	71	4,803	65	—	1
TCW Large Cap Growth Fund	—	5,086	74	5,012	111	—	—
TCW Value Opportunities Fund	—	892	13	879	21	—	1
Total					$421	$3	$2

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Notes to Financial Statements (Unaudited) (Continued)

Note 7 — Transactions with Affiliates (Continued)

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)	Dividends and Interest Income (in thousands)	Distributions from and Net Realized Gain (Loss) (in thousands)
TCW Aggressive LifePlan Fund
TCW Core Fixed Income Fund	—	4,529	125	4,404	$43	$1	$—
TCW Diversified Value Fund	—	2,109	59	2,050	36	—	—
TCW Growth Equities Fund	—	1,505	42	1,463	20	—	—
TCW Large Cap Growth Fund	—	3,630	101	3,529	78	—	—
TCW Opportunity Fund	—	361	11	350	5	—	—
TCW Small Cap Growth Fund	—	363	10	353	8	—	—
TCW Value Opportunities Fund	—	1,327	37	1,290	31	—	3
Total					$221	$1	$3
TCW Global Aggressive LifePlan Fund
TCW Core Fixed Income Fund	—	21,451	113	21,338	$207	$2	$—
TCW Diversified Value Fund	—	6,918	38	6,880	120	—	—
TCW Emerging Markets Income Fund	—	7,611	41	7,570	59	1	—
TCW Global Equities Fund	—	28,114	151	27,963	416	—	—
TCW Growth Equities Fund	—	2,198	12	2,186	29	—	—
TCW Large Cap Growth Fund	—	10,738	58	10,680	237	—	—
TCW Value Opportunities Fund	—	4,914	27	4,887	119	—	2
Total					$1,187	$3	$2

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for six months ended April 30, 2007, were as follows (amounts in thousands):

	TCW Balanced Fund	TCW Diversified Value Fund	TCW Dividend Focused Fund	TCW Equities Fund
Purchases at Cost	$1,594	$292,471	$277,813	$18,633
Sales Proceeds	$1,458	$70,716	$143,314	$32,395

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	TCW Focused Equities Fund	TCW Growth Equities Fund	TCW Growth Insights Fund	TCW Large Cap Core Fund
Purchases at Cost	$22,586	$8,590	$495	$11,537
Sales Proceeds	$8,450	$9,493	$383	$4,883
	TCW Large Cap Growth Fund	TCW Opportunity Fund	TCW Select Equities Fund	TCW Small Cap Growth Fund
Purchases at Cost	$9,444	$20,314	$468,379	$21,036
Sales Proceeds	$1,576	$23,684	$1,528,105	$20,435
	TCW Value Added Fund	TCW Value Opportunities Fund	TCW Conservative LifePlan Fund	TCW Moderate LifePlan Fund
Purchases at Cost	$9,370	$187,226	$497	$413
Sales Proceeds	$16,231	$310,314	$36	$6

	TCW Aggressive LifePlan Fund	TCW Global Aggressive LifePlan Fund
Purchases at Cost	$219	$1,174
Sales Proceeds	$6	$6

For the six months ended April 30, 2007, the TCW Balanced Fund had purchases and sales of U.S. Government securities in the amount of $656 and $633, respectively.

Note 9 — Capital Share Transactions

Transactions in each Fund's shares were as follows:

TCW Balanced Fund I Class	Six Months Ended April 30, 2007 (Unaudited)			September 1, 2006 (Commencement of Operations) through October 31, 2006
	Shares	(in thousands)		Shares	(in thousands)
Shares Sold	2,994	$33		10	$—	(1)
Shares Issued upon Reinvestment of Dividends	15	—	(1)	—	—
Net Increase	3,009	$33		10	$—	(1)

(1)  Amount rounds to less than $1 (in thousands).

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Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Balanced Fund N Class	Six Months Ended April 30, 2007 (Unaudited)		September 1, 2006 (Commencement of Operations) through October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	—	$—	900,000	$9,000
Shares Issued upon Reinvestment of Dividends	9,522	100	1,107	11
Net Increase	9,522	$100	901,107	$9,011
TCW Diversified Value Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	11,849,715	$197,042	27,524,796	$407,222
Shares Issued upon Reinvestment of Dividends	465,231	7,606	271,273	3,801
Shares Redeemed	(2,244,298)	(37,574)	(2,329,286)	(34,837)
Net Increase	10,070,648	$167,074	25,466,783	$376,186
TCW Diversified Value Fund N Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	4,640,766	$77,029	4,236,031	$63,586
Shares Issued upon Reinvestment of Dividends	67,307	1,097	44,180	618
Shares Redeemed	(717,404)	(11,949)	(1,576,095)	(23,101)
Net Increase	3,990,669	$66,177	2,704,116	$41,103
TCW Dividend Focused Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	3,356,944	$44,962	9,756,152	$115,732
Shares Issued upon Reinvestment of Dividends	335,854	4,444	195,744	2,357
Shares Redeemed	(1,940,215)	(26,877)	(2,415,776)	(29,284)
Net Increase	1,752,583	$22,529	7,536,120	$88,805
TCW Dividend Focused Fund N Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	20,114,643	$271,515	44,997,798	$545,712
Shares Issued upon Reinvestment of Dividends	2,175,091	28,804	1,188,460	14,278
Shares Redeemed	(11,318,229)	(152,850)	(24,200,891)	(291,158)
Net Increase	10,971,505	$147,469	21,985,367	$268,832

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TCW Dividend Focused Fund K Class	January 3, 2006 (Commencement of Operations) through October 31, 2006
	Shares	(in thousands)
Shares Sold	10	$—	(1)
Shares Redeemed	(1)	—	(1)
Net Increase	9	$—	(1)

(1)  Amount rounds to less than $1 (in thousands).

TCW Equities Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	257,101	$4,422	591,223	$9,552
Shares Issued upon Reinvestment of Dividends	323,850	5,337	37,142	578
Shares Redeemed	(1,075,501)	(19,071)	(1,820,094)	(29,489)
Net Decrease	(494,550)	$(9,312)	(1,191,729)	$(19,359)
TCW Equities Fund N Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	57,517	$963	226,930	$3,690
Shares Issued upon Reinvestment of Dividends	24,567	405	—	—
Shares Redeemed	(110,801)	(1,884)	(551,993)	(8,704)
Net Decrease	(28,717)	$(516)	(325,063)	$(5,014)
TCW Focused Equities Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	311,082	$4,616	338,952	$4,694
Shares Issued upon Reinvestment of Dividends	1,259	18	—	—
Shares Redeemed	(28,904)	(430)	(12,035)	(161)
Net Increase	283,437	$4,204	326,917	$4,533
TCW Focused Equities Fund N Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	613,201	$9,178	1,654,587	$21,715
Shares Issued upon Reinvestment of Dividends	3,640	54	1,892	24
Shares Redeemed	(34,454)	(507)	(190,334)	(2,613)
Net Increase	582,387	$8,725	1,466,145	$19,126

U.S. EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Growth Equities Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	206,030	$2,692	447,917	$5,555
Shares Issued upon Reorganization (Note 12)	—	—	999,608	11,685
Shares Redeemed	(230,278)	(2,971)	(1,246,196)	(15,137)
Net Increase (Decrease)	(24,248)	$(279)	201,329	$2,103
TCW Growth Equities Fund N Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	54,610	$710	2,777	$34
Shares Issued upon Reorganization (Note 12)	—	—	521,199	6,093
Shares Redeemed	(76,887)	(1,005)	(99,046)	(1,170)
Net Increase (Decrease)	(22,277)	$(295)	424,930	$4,957
TCW Growth Insights Fund N Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	5,160	$36	758	$5
Net Increase	5,160	$36	758	$5
TCW Large Cap Core Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	519,833	$6,927	789,814	$9,347
Shares Issued upon Reinvestment of Dividends	41,875	526	3,274	38
Shares Redeemed	(53,546)	(682)	(42,222)	(506)
Net Increase	508,162	$6,771	750,866	$8,879
TCW Large Cap Core Fund N Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	27,661	$352	1,809	$23
Shares Issued upon Reinvestment of Dividends	9,582	120	2,285	26
Shares Redeemed	—	—	(165,975)	(2,000)
Net Increase (Decrease)	37,243	$472	(161,881)	$(1,951)

U.S. EQUITIES

TCW Funds, Inc.

April 30, 2007

TCW Large Cap Growth Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		February 6, 2006 (Commencement of Operations) through October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	113,175	$2,392	377,014	$7,610
Shares Redeemed	(1,390)	(30)	(12,757)	(254)
Net Increase	111,785	$2,362	364,257	$7,356
TCW Large Cap Growth Fund N Class	Six Months Ended April 30, 2007 (Unaudited)		February 6, 2006 (Commencement of Operations) through October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	38,699	$816	75,529	$1,511
Net Increase	38,699	$816	75,529	$1,511
TCW Opportunity Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	165,080	$2,474	593,592	$8,871
Shares Issued upon Reinvestment of Dividends	110,104	1,611	88,263	1,232
Shares Redeemed	(689,755)	(10,559)	(744,917)	(10,986)
Net Decrease	(414,571)	$(6,474)	(63,062)	$(883)
TCW Opportunity Fund N Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	1,010,789	$15,130	3,892,450	$56,520
Shares Issued upon Reinvestment of Dividends	333,681	4,812	163,002	2,249
Shares Redeemed	(1,243,796)	(18,624)	(1,950,680)	(28,918)
Net Increase	100,674	$1,318	2,104,772	$29,851
TCW Opportunity Fund K Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	38,687	$591	193,644	$2,908
Shares Issued upon Reinvestment of Dividends	12,362	180	7,846	109
Shares Redeemed	(85,109)	(1,280)	(146,601)	(2,174)
Net Increase (Decrease)	(34,060)	$(509)	54,889	$843

U.S. EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Select Equities Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	8,379,873	$161,518	31,989,616	$624,632
Shares Issued upon Reinvestment of Dividends	1,141,759	21,808	—	—
Shares Redeemed	(48,983,158)	(934,664)	(46,968,969)	(906,016)
Net Decrease	(39,461,526)	$(751,338)	(14,979,353)	$(281,384)
TCW Select Equities Fund N Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	3,909,385	$73,431	22,684,927	$432,484
Shares Issued upon Reinvestment of Dividends	431,014	8,030	—	—
Shares Redeemed	(22,636,271)	(427,794)	(32,022,397)	(605,256)
Net Decrease	(18,295,872)	$(346,333)	(9,337,470)	$(172,772)
TCW Select Equities Fund K Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	5,550	$104	127,934	$2,494
Shares Issued upon Reinvestment of Dividends	817	15	—	—
Shares Redeemed	(27,180)	(515)	(95,079)	(1,859)
Net Increase (Decrease)	(20,813)	$(396)	32,855	$635
TCW Small Cap Growth Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	138,276	$2,859	251,830	$4,824
Shares Redeemed	(67,529)	(1,389)	(493,430)	(9,221)
Net Increase (Decrease)	70,747	$1,470	(241,600)	$(4,397)
TCW Small Cap Growth Fund N Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	95,571	$1,909	580,344	$11,055
Shares Redeemed	(153,578)	(3,100)	(1,018,498)	(18,201)
Net Decrease	(58,007)	$(1,191)	(438,154)	$(7,146)

U.S. EQUITIES

TCW Funds, Inc.

April 30, 2007

TCW Small Cap Growth Fund K Class	November 1, 2005 through January 24, 2006 (Liquidation of K Class Shares)
	Shares	(in thousands)
Shares Redeemed	(10)	$—	(1)
Net Decrease	(10)	$—	(1)

(1)  Amount rounds to less than $1 (in thousands).

TCW Value Added Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	68,668	$935	278,006	$3,852
Shares Issued upon Reinvestment of Dividends	290,590	3,734	147,944	1,876
Shares Redeemed	(561,398)	(7,759)	(561,894)	(7,699)
Net Decrease	(202,140)	$(3,090)	(135,944)	$(1,971)
TCW Value Added Fund N Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	5,623	$90	68	$1
Shares Issued upon Reinvestment of Dividends	21	— (1)	—	—
Net Increase	5,644	$90	68	$1

(1)  Amount rounds to less than $1 (in thousands).

TCW Value Opportunities Fund I Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	1,801,767	$42,642	6,292,759	$147,546
Shares Issued upon Reinvestment of Dividends	2,805,403	63,346	2,857,899	62,902
Shares Redeemed	(6,741,872)	(160,702)	(16,642,386)	(390,298)
Net Decrease	(2,134,702)	$(54,714)	(7,491,728)	$(179,850)
TCW Value Opportunities Fund N Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	1,493,138	$34,616	2,149,064	$49,610
Shares Issued upon Reinvestment of Dividends	742,210	16,484	708,930	15,370
Shares Redeemed	(1,687,591)	(39,436)	(5,035,316)	(116,439)
Net Increase (Decrease)	547,757	$11,664	(2,177,322)	$(51,459)

U.S. EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Value Opportunities Fund K Class	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	39,435	$922	247,551	$5,748
Shares Issued upon Reinvestment of Dividends	32,279	718	13,464	294
Shares Redeemed	(46,180)	(1,086)	(47,885)	(1,102)
Net Increase	25,534	$554	213,130	$4,940

TCW Conservative LifePlan Fund I Class	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)
	Shares	(in thousands)
Shares Sold	37,898	$379
Shares Issued upon Reinvestment of Dividends	97	1
Shares Redeemed	(2,915)	(30)
Net Increase	35,080	$350
TCW Conservative LifePlan Fund N Class	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)
	Shares	(in thousands)
Shares Sold	10,000	$100
Shares Issued upon Reinvestment of Dividends	97	1
Net Increase	10,097	$101
TCW Moderate LifePlan Fund I Class	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)
	Shares	(in thousands)
Shares Sold	29,763	$297
Shares Issued upon Reinvestment of Dividends	83	1
Net Increase	29,846	$298

U.S. EQUITIES

TCW Funds, Inc.

April 30, 2007

TCW Moderate LifePlan Fund N Class	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)
	Shares	(in thousands)
Shares Sold	10,000	$100
Shares Issued upon Reinvestment of Dividends	83	1
Net Increase	10,083	$101
TCW Aggressive LifePlan Fund I Class	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)
	Shares	(in thousands)
Shares Sold	10,389	$103
Shares Issued upon Reinvestment of Dividends	50	1
Net Increase	10,439	$104
TCW Aggressive LifePlan Fund N Class	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)
	Shares	(in thousands)
Shares Sold	10,000	$100
Shares Issued upon Reinvestment of Dividends	50	1
Net Increase	10,050	$101
TCW Global Aggressive LifePlan Fund I Class	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)
	Shares	(in thousands)
Shares Sold	102,620	$1,058
Shares Issued upon Reinvestment of Dividends	48	— (1)
Net Increase	102,668	$1,058

U.S. EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Global Aggressive LifePlan Fund N Class	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)
	Shares	(in thousands)
Shares Sold	10,000	$100
Shares Issued upon Reinvestment of Dividends	48	—	(1)
Net Increase	10,048	$100

(1)  Amount rounds to less than $1 (in thousands).

There were no capital share transactions in the TCW Equities Fund — K Class shares, and in the TCW Value Added Fund — K Class shares during the six months ended April 30, 2007 and the year ended October 31, 2006.

Note 10 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2007.

Note 11 — Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a fund's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact, if any, of applying the various provisions of FIN 48 on the Funds financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and will be implemented in the future financial reports.

Note 12 — Reorganization

On July 7, 2006, the shareholders of the TCW Aggressive Growth Equities Fund approved a Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Fund in exchange for shares of the TCW Growth Equities Fund (the "Survivor Fund"). The plan was accounted for as a tax-free reorganization effective after the close of business on August 31, 2006.

The net assets of the TCW Aggressive Growth Equities Fund and the TCW Growth Equities Fund immediately before the merger were $17,778,580 and $23,647,942, respectively. The TCW Aggressive Growth Equities Fund had an unrealized depreciation of $628,192 at the time of the merger which was

U.S. EQUITIES

TCW Funds, Inc.

April 30, 2007

combined with the Surviving Fund. The total net assets the TCW Growth Equities Fund after the merger was $41,426,522.

917,424 shares the TCW Aggressive Growth Equities — I Class were exchanged with 999,608 shares of the TCW Growth Equities Fund — I Class. 490,233 shares the TCW Aggressive Growth Equities Fund — N Class were exchanged with 521,199 shares of the TCW Growth Equities Fund — N Class.

TCW Balanced Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007 (Unaudited)		September 1, 2006 (Commencement of Operations) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$10.46		$10.00
Income from Investment Operations:
Net Investment Income (1)	0.09		0.03
Net Realized and Unrealized Gain on Investments	0.58		0.43
Total from Investment Operations	0.67		0.46
Less Distributions:
Distributions from Net Investment Income	(0.04)		—
Distributions from Net Realized Gain	(0.02)		—
Total Distributions	(0.06)		—
Net Asset Value per Share, End of Period	$11.07		$10.46
Total Return	6.37	% (2)	4.60	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$33		$—	(4)
Ratio of Expenses to Average Net Assets (5)	1.19	% (6)	1.22	% (6)
Ratio of Net Investment Income to Average Net Assets	1.64	% (6)	1.64	% (6)
Portfolio Turnover Rate	15.89	% (2)	4.70	% (3)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  For the period September 1, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year's operating results.

(4)  Amount rounds to less than $1 (in thousands).

(5)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 51.24% for the six months ended April 30, 2007 and 17,582.03% for the period September 1, 2006 (Commencement of Operations) through October 31, 2006.

(6)  Annualized.

See accompanying notes to financial statements.

TCW Balanced Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2007 (Unaudited)		September 1, 2006 (Commencement of Operations) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$10.44		$10.00
Income from Investment Operations:
Net Investment Income (1)	0.09		0.03
Net Realized and Unrealized Gain on Investments	0.57		0.42
Total from Investment Operations	0.66		0.45
Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.01)
Distributions from Net Realized Gain	(0.02)		—
Total Distributions	(0.11)		(0.01)
Net Asset Value per Share, End of Period	$10.99		$10.44
Total Return	6.37	% (2)	4.53	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,009		$9,410
Ratio of Expenses to Average Net Assets (4)	1.19	% (5)	1.22	% (5)
Ratio of Net Investment Income to Average Net Assets	1.71	% (5)	1.59	% (5)
Portfolio Turnover Rate	15.89	% (2)	4.70	% (3)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  For the period September 1, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year's operating results.

(4)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.54% for the six months ended April 30, 2007 and 2.87% for the period September 1, 2006 (Commencement of Operations) through October 31, 2006.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Diversified Value Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007		Year Ended October 31,		January 2, 2004 (Commencement of Offering of I Class Shares) through
	(Unaudited)		2006	2005	October 31, 2004
Net Asset Value per Share, Beginning of Period	$16.24		$13.85	$12.34	$11.27
Income from Investment Operations:
Net Investment Income (1)	0.08		0.11	0.09	0.01
Net Realized and Unrealized Gain on Investments	1.26		2.58	1.67	1.06
Total from Investment Operations	1.34		2.69	1.76	1.07
Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.05)	(0.04)	—
Distributions from Net Realized Gain	(0.12)		(0.25)	(0.21)	—
Total Distributions	(0.22)		(0.30)	(0.25)	—
Net Asset Value per Share, End of Period	$17.36		$16.24	$13.85	$12.34
Total Return	8.34	% (2)	19.79%	14.33%	9.49	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$766,619		$553,622	$119,319	$30,426
Ratio of Expenses to Average Net Assets	0.87	% (4)	0.94%	1.01%	1.24	% (4)
Ratio of Net Investment Income to Average Net Assets	0.94	% (4)	0.77%	0.63%	0.08	% (4)
Portfolio Turnover Rate	10.17	% (2)	27.44%	34.74%	59.75	% (5)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  For the period January 2, 2004 (Commencement of Offering of Class I Class Shares) through October 31, 2004 and is not indicative of full year's operating results.

(4)  Annualized.

(5)  Represents the Fund's turnover for the year ended October 31, 2004.

See accompanying notes to financial statements.

TCW Diversified Value Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2007		Year Ended October 31,							December 1, 2001 through		Year Ended November 30,
	(Unaudited)		2006	2005		2004		2003		October 31, 2002		2001 (1)
Net Asset Value per Share, Beginning of Period	$16.18		$13.78	$12.32		$10.61		$8.23		$10.16		$10.21
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	0.05	(2)	0.08 (2)	0.04	(2)	(0.01	) (2)	0.01	(2)	0.07	(2)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	1.26		2.57	1.65		1.73		2.44		(1.99)		(0.04)
Total from Investment Operations	1.31		2.65	1.69		1.72		2.45		(1.92)		(0.02)
Less Distributions:
Distributions from Net Investment Income	(0.07)		— (3)	(0.02)		(0.01)		(0.07)		(0.01)		(0.03)
Distributions from Net Realized Gain	(0.12)		(0.25)	(0.21)		—		—		—		—
Total Distributions	(0.19)		(0.25)	(0.23)		(0.01)		(0.07)		(0.01)		(0.03)
Net Asset Value per Share, End of Period	$17.30		$16.18	$13.78		$12.32		$10.61		$8.23		$10.16
Total Return	8.22	% (4)	19.56%	13.81%		16.25%		29.99%		(18.87	)% (5)	(0.29)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$160,023		$85,125	$35,248		$13,396		$7,729		$3,888		$5,098
Ratio of Expenses to Average Net Assets	1.11	% (6)	1.20%	1.40	% (7)	1.45	% (7)	1.34	% (7)	0.67	% (6)(7)	1.22	% (7)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.66	% (6)	0.52%	0.27%		(0.06)%		0.14%		0.76	% (6)	0.20%
Portfolio Turnover Rate	10.17	% (4)	27.44%	34.74%		59.75%		38.33%		32.26	% (5)	34.00%

(1)  Reflects the A Class of the former SG Cowen Large Cap Value Fund adjusted for the exchange.

(2)  Computed using average shares outstanding throughout the period.

(3)  Amount rounds to less than $0.01 per share.

(4)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(5)  For the period December 1, 2001 through October 31, 2002 and is not indicative of a full year's operating results.

(6)  Annualized.

(7)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. for the period beginning after January 1, 2003. The expense imitation is voluntary and is terminable on six months notice. For the period from December 17, 2001 (the merger date) through December 31, 2002, the operating expenses were limited to 0.67% of the Fund's average daily net assets as stipulated under the Merger Proxy Statement. For periods prior to December 17, 2001, the operating expenses were limited to 1.22% of the Fund's average daily net assets. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.41%, 1.80% and 2.43% for the years ended October 31, 2005, 2004 and 2003, respectively, 3.21% for the period December 1, 2001 through October 31, 2002 and 3.04% for the year ended November 30, 2001.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006	November 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2005
Net Asset Value per Share, Beginning of Period	$13.22		$11.32	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.14		0.22	0.16
Net Realized and Unrealized Gain on Investments	1.13		1.91	1.42
Total from Investment Operations	1.27		2.13	1.58
Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.19)	(0.18)
Distributions from Net Realized Gain	(0.21)		(0.04)	(0.08)
Total Distributions	(0.36)		(0.23)	(0.26)
Net Asset Value per Share, End of Period	$14.13		$13.22	$11.32
Total Return	9.76	% (2)	19.07%	9.73%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$195,598		$159,858	$51,577
Ratio of Expenses to Average Net Assets	0.84	% (3)	0.87%	1.02%
Ratio of Net Investment Income to Average Net Assets	2.06	% (3)	1.81%	1.37%
Portfolio Turnover Rate	10.10	% (2)	25.14%	31.50%

(1)  Computed using average shares outstanding for the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2007		Year Ended October 31,					December 1, 2001 through		Year Ended November 30,
	(Unaudited)		2006	2005	2004	2003		October 31, 2002		2001 (1)
Net Asset Value per Share, Beginning of Period	$13.20		$11.30	$10.56	$10.12	$8.92		$10.63		$10.40
Income (Loss) from Investment Operations:
Net Investment Income	0.12	(2)	0.18 (2)	0.14 (2)	0.09 (2)	0.10	(2)	0.11	(2)	0.10
Net Realized and Unrealized Gain (Loss) on Investments	1.13		1.91	0.86	1.27	2.13		(1.27)		0.58
Total from Investment Operations	1.25		2.09	1.00	1.36	2.23		(1.16)		0.68
Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.15)	(0.18)	(0.10)	(0.12)		(0.11)		(0.12)
Distributions from Net Realized Gain	(0.21)		(0.04)	(0.08)	(0.82)	(0.91)		(0.44)		(0.33)
Total Distributions	(0.33)		(0.19)	(0.26)	(0.92)	(1.03)		(0.55)		(0.45)
Net Asset Value per Share, End of Period	$14.12		$13.20	$11.30	$10.56	$10.12		$8.92		$10.63
Total Return	9.59	% (3)	18.72%	9.48%	14.36%	27.59%		(11.48	)% (4)	6.72%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,499,284		$1,256,657	$827,175	$214,493	$31,949		$26,718		$34,578
Ratio of Expenses to Average Net Assets	1.13	% (5)	1.16%	1.25%	1.33%	1.39	% (6)	1.15	% (5)(6)	1.43%
Ratio of Net Investment Income to Average Net Assets	1.76	% (5)	1.51%	1.27%	0.91%	1.13%		1.18	% (5)	0.98%
Portfolio Turnover Rate	10.10	% (3)	25.14%	31.50%	44.05%	33.22%		60.23	% (4)	1.00%

(1)  Reflects the A Class of the former SG Cowen Income + Growth Fund adjusted for the exchange.

(2)  Computed using average shares outstanding throughout the period.

(3)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(4)  For the period December 1, 2001 through October 31, 2002 and is not indicative of a full year's operating results.

(5)  Annualized.

(6)  For the period from December 17, 2001 (the merger date) through December 31, 2002, the Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed 1.15% of the Fund's average daily net assets as stipulated under the Merger Proxy Statement. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.52% for the year ended October 31, 2003 and 1.53% for the period December 1, 2001 through October 31, 2002.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — K Class

	Six Months Ended April 30, 2007 (Unaudited)		January 3, 2006 (Commencement of Offering of K Class Shares) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$13.36		$11.61
Income from Investment Operations:
Net Investment Income (1)	0.11		0.21
Net Realized and Unrealized Gain on Investments	1.15		1.54
Total from Investment Operations	1.26		1.75
Net Asset Value per Share, End of Period	$14.62		$13.36
Total Return	9.43	% (2)	15.07	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$—	(4)	$—	(4)
Ratio of Expenses to Average Net Assets (5)	1.60	% (6)	1.60	% (6)
Ratio of Net Investment Income to Average Net Assets	1.69	% (6)	2.02	% (6)
Portfolio Turnover Rate	10.10	% (2)	25.14	% (7)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  For the period January 3, 2006 (Commencement of Offering of K Class Shares) through October 31, 2006 and is not indicative of a full year's operating results.

(4)  Amount rounds to less that $1 (in thousands).

(5)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. plus 0.25% of the Fund/Class average daily net assets. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 13,213.29% for the six months ended April 30, 2007 and 15,665.05% for the period January 3, 2006 (Commencement of Offering of K Class Shares) through October 31, 2006.

(6)  Annualized.

(7)  Represents the Fund's turnover for the year ended October 31, 2006.

See accompanying notes to financial statements.

TCW Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$17.30		$15.00	$13.64	$12.09	$9.75	$10.99
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.17	0.11	0.10	0.08	0.09
Net Realized and Unrealized Gain (Loss) on Investments	1.15		2.27	1.38	1.52	2.36	(1.25)
Total from Investment Operations	1.22		2.44	1.49	1.62	2.44	(1.16)
Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.14)	(0.13)	(0.07)	(0.10)	(0.08)
Distributions from Net Realized Gain	(1.17)		—	—	—	—	—
Total Distributions	(1.37)		(0.14)	(0.13)	(0.07)	(0.10)	(0.08)
Net Asset Value per Share, End of Period	$17.15		$17.30	$15.00	$13.64	$12.09	$9.75
Total Return	7.40	% (2)	16.37%	10.99%	13.40%	25.26%	(10.68)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$77,966		$87,202	$93,495	$118,025	$107,731	$112,716
Ratio of Expenses to Average Net Assets	0.77	% (3)	0.75%	0.77%	0.74%	0.79%	0.72%
Ratio of Net Investment Income to Average Net Assets	0.84	% (3)	1.06%	0.78%	0.77%	0.74%	0.80%
Portfolio Turnover Rate	21.70	% (2)	30.87%	32.31%	49.31%	60.52%	57.35%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005		2004		2003		2002
Net Asset Value per Share, Beginning of Period	$17.25		$14.91	$13.57		$12.05		$9.72		$10.95
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.02		0.10	0.02		0.01		0.01		0.01
Net Realized and Unrealized Gain (Loss) on Investments	1.16		2.24	1.38		1.51		2.36		(1.24)
Total from Investment Operations	1.18		2.34	1.40		1.52		2.37		(1.23)
Less Distributions:
Distributions from Net Investment Income	(0.13)		—	(0.06)		—		(0.04)		—
Distributions from Net Realized Gain	(1.17)		—	—		—		—		—
Total Distributions	(1.30)		—	(0.06)		—		(0.04)		—
Net Asset Value per Share, End of Period	$17.13		$17.25	$14.91		$13.57		$12.05		$9.72
Total Return	7.11	% (2)	15.69%	10.32%		12.62%		24.48%		(11.23)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,498		$7,039	$10,931		$6,800		$3,916		$2,885
Ratio of Expenses to Average Net Assets	1.34	% (3)(4)	1.30%	1.42	% (3)	1.42	% (3)	1.40	% (3)	1.38	% (3)
Ratio of Net Investment Income to Average Net Assets	0.25	% (4)	0.61%	0.12%		0.10%		0.07%		0.13%
Portfolio Turnover Rate	21.70	% (2)	30.87%	32.31%		49.31%		60.52%		57.35%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.35% for the six months ended April 30, 2007 and 1.60%, 1.84%, 2.42% and 2.32%, for the years ended October 31, 2005, 2004, 2003 and 2002, respectively.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Equities Fund

Financial Highlights — K Class

	Six Months Ended April 30, 2007		Year Ended October 31,			November 1, 2002 (Commencement of Offering of K Class Shares) through
	(Unaudited)		2006	2005	2004	October 31, 2003
Net Asset Value per Share, Beginning of Period	$17.63		$15.19	$13.70	$12.09	$9.75
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	—	(2)	0.13	0.10	0.10	(0.03)
Net Realized and Unrealized Gain on Investments	1.20		2.31	1.39	1.51	2.37
Total from Investment Operations	1.20		2.44	1.49	1.61	2.34
Net Asset Value per Share, End of Period	$18.83		$17.63	$15.19	$13.70	$12.09
Total Return	6.81	% (3)	16.06%	10.79%	13.32%	24.00%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands) (4)	$—		$—	$—	$—	$—
Ratio of Expenses to Average Net Assets (5)	1.59	% (6)	1.63%	1.67%	1.42%	1.40%
Ratio of Net Investment Income (Loss) to Average Net Assets	—	% (6)(7)	0.78%	0.66%	0.76%	(0.24)%
Portfolio Turnover Rate	21.70	% (3)	30.87%	32.31%	49.31%	60.52%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

(3)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(4)  Amounts round to less than $1 (in thousands).

(5)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. plus 0.25% of the Fund/Class average daily net assets. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 5,548.28% for the six months ended April 30, 2007, 7,554.91%, 5,581.01% and 2,294.74% for the years ended October 31, 2006, 2005 and 2004, respectively, and 2.19% for the period Novemeber 1, 2002 (Commencement of Offering of K Class Shares) through October 31, 2003.

(6)  Annualized.

(7)  Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

TCW Focused Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006		November 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2005
Net Asset Value per Share, Beginning of Period	$14.34		$12.28		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.02		0.02		(0.02)
Net Realized and Unrealized Gain on Investments	1.02		2.04		2.30
Total from Investment Operations	1.04		2.06		2.28
Less Distributions:
Distributions from Net Investment Income	(0.03)		—		—
Net Asset Value per Share, End of Period	$15.35		$14.34		$12.28
Total Return	7.28	% (2)	16.78%		11.94%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,371		$4,689		$—	(3)
Ratio of Expenses to Average Net Assets	1.22	% (4)	1.38	% (5)	1.38	% (5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.27	% (4)	0.13%		(0.21)%
Portfolio Turnover Rate	24.12	% (2)	37.47%		42.82%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  Amount rounds to less than $1 (in thousands).

(4)  Annualized.

(5)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of the average net assets, would have been 2.25% for the year ended October 31, 2006 and 416.31% for the period from November 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2005.

See accompanying notes to financial statements.

TCW Focused Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006		2005		2004		2003		2002
Net Asset Value per Share, Beginning of Period	$14.31		$12.28		$10.97		$9.51		$7.50		$8.80
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.02		0.04		0.01		(0.01)		—	(2)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	1.02		2.01		1.30		1.47		2.03		(1.31)
Total from Investment Operations	1.04		2.05		1.31		1.46		2.03		(1.30)
Less Distributions:
Distributions from Net Investment Income	(0.03)		(0.01)		—		—		(0.02)		—
Distributions from Net Realized Gain	—		(0.01)		—		—		—		—
Total Distributions	(0.03)		(0.02)		—		—		(0.02)		—
Net Asset Value per Share, End of Period	$15.32		$14.31		$12.28		$10.97		$9.51		$7.50
Total Return	7.28	% (3)	16.75%		11.94%		15.35%		27.13%		(14.77)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$34,185		$23,604		$2,251		$1,952		$996		$784
Ratio of Expenses to Average Net Assets	1.25	% (4)	1.38	% (5)	1.38	% (5)	1.41	% (5)	1.40	% (5)	1.38	% (5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.24	% (4)	0.33%		0.05%		(0.06)%		0.04%		0.06%
Portfolio Turnover Rate	24.12	% (3)	37.47%		42.82%		67.96%		68.28%		71.03%

(1)  Computed using average shares outstanding for the period.

(2)  Amount rounds to less than $0.01 per share.

(3)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(4)  Annualized.

(5)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.42%, 3.43%, 3.56%, 7.37% and 6.93% for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007		Year Ended October 31,		March 1, 2004 (Commencement of Operations) through
	(Unaudited)		2006	2005	October 31, 2004
Net Asset Value per Share, Beginning of Period	$12.17		$11.46	$9.98	$10.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.07)		(0.15)	(0.13)	(0.10)
Net Realized and Unrealized Gain on Investments	1.36		0.86	1.61	0.08
Total from Investment Operations	1.29		0.71	1.48	(0.02)
Net Asset Value per Share, End of Period	$13.46		$12.17	$11.46	$9.98
Total Return	10.60	% (2)	6.20%	14.83%	(0.20	)% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$31,659		$28,916	$24,925	$11,567
Ratio of Expenses to Average Net Assets	1.44	% (4)	1.50%	1.62%	1.71	% (4)(5)
Ratio of Net Investment (Loss) to Average Net Assets	(1.02	)% (4)	(1.23)%	(1.20)%	(1.49	)% (4)
Portfolio Turnover Rate	24.35	% (2)	123.31%	57.18%	19.21	% (3)

(1)  Computed using average shares outstanding for the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  For the period March 1, 2004 (Commencement of Operations) through October 31, 2004 and is not indicative of a full year's operating results.

(4)  Annualized.

(5)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 2.82% for the period March 1,2004 (Commencement of Operations) through October 31, 2004.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2007		Year Ended October 31,		March 1, 2004 (Commencement of Operations) through
	(Unaudited)		2006	2005	October 31, 2004
Net Asset Value per Share, Beginning of Period	$12.17		$11.46	$9.98	$10.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.07)		(0.16)	(0.10)	(0.02)
Net Realized and Unrealized Gain on Investments	1.36		0.87	1.58	—
Total from Investment Operations	1.29		0.71	1.48	(0.02)
Net Asset Value per Share, End of Period	$13.46		$12.17	$11.46	$9.98
Total Return	10.60	% (2)	6.20%	14.83%	(0.20	)% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,418		$5,172	$— (4)	$—	(4)
Ratio of Expenses to Average Net Assets (5)	1.55	% (6)	1.56%	1.67%	1.71	% (6)
Ratio of Net Investment (Loss) to Average Net Assets	(1.13	)% (6)	(1.35)%	(0.95)%	(0.36	)% (6)
Portfolio Turnover Rate	24.35	% (2)	123.31%	57.18%	19.21	% (3)

(1)  Computed using average shares outstanding for the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  For the period March 1, 2004 (Commencement of Operations) through October 31, 2004 and not indicative of a full year's operating results.

(4)  Amount rounds to less than $1 (in thousands).

(5)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 2.34% for the six months ended April 30, 2007, 4.17% and 5,104.46% for the years ended October 31, 2006 and 2005, respectively, and 76.18% for the period March 1, 2004 (Commencement of Operations) through October 31, 2004.

(6)  Annualized.

See accompanying notes to financial statements.

TCW Growth Insights Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$6.91		$6.88	$6.22	$6.21	$4.65	$6.36
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.03)		(0.06)	(0.08)	(0.08)	(0.07)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	0.28		0.09	0.74	0.09	1.63	(1.62)
Total from Investment Operations	0.25		0.03	0.66	0.01	1.56	(1.71)
Net Asset Value per Share, End of Period	$7.16		$6.91	$6.88	$6.22	$6.21	$4.65
Total Return	3.62	% (2)	0.44%	10.61%	0.16%	33.55%	(26.89)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,328		$1,246	$1,235	$1,286	$1,804	$1,953
Ratio of Expenses to Average Net Assets (3)	1.53	% (4)	1.63%	1.67%	1.72%	1.76%	1.66%
Ratio of Net Investment (Loss) to Average Net Assets	(0.74	)% (4)	(0.86)%	(1.16)%	(1.33)%	(1.29)%	(1.39)%
Portfolio Turnover Rate	30.64	% (2)	65.11%	82.43%	74.53%	41.99%	167.56%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  The Investment Advisor paid the operating expenses of the Fund, including waiver of the distribution fees, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken operating expenses, as a percentage of average net assets, would have been 5.28% for the six months ended April 30, 2007 and 5.18%, 4.83%, 3.50%, 4.02% and 2.83% for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Large Cap Core Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006	November 1, 2004 (Commencement of Operations) through October 31, 2005
Net Asset Value per Share, Beginning of Period	$12.64		$11.12	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.03		0.05	0.01
Net Realized and Unrealized Gain on Investments	1.25		1.52	1.14
Total from Investment Operations	1.28		1.57	1.15
Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.01)	(0.03)
Distributions from Net Realized Gain	(0.36)		(0.04)	—
Total Distributions	(0.41)		(0.05)	(0.03)
Net Asset Value per Share, End of Period	$13.51		$12.64	$11.12
Total Return	10.40	% (2)	14.22%	11.47%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,628		$15,683	$5,444
Ratio of Expenses to Average Net Assets	1.02	% (3)	1.16%	1.45	% (4)
Ratio of Net Investment Income to Average Net Assets	0.54	% (3)	0.42%	0.05%
Portfolio Turnover Rate	22.15	% (2)	41.96%	29.68%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  Annualized.

(4)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.94% for the period November 1, 2004 (Commencement of Operations) through October 31, 2005.

See accompanying notes to financial statements.

TCW Large Cap Core Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2007 (Unaudited)		Year Ended October 31, 2006		November 1, 2004 (Commencement of Operations) through October 31, 2005
Net Asset Value per Share, Beginning of Period	$12.61		$11.12		$10.00
Income from Investment Operations:
Net Investment Income (1)	0.01		0.02		0.01
Net Realized and Unrealized Gain on Investments	1.25		1.52		1.14
Total from Investment Operations	1.26		1.54		1.15
Less Distributions:
Distributions from Net Investment Income	(0.01)		(0.01)		(0.03)
Distributions from Net Realized Gain	(0.36)		(0.04)		—
Total Distributions	(0.37)		(0.05)		(0.03)
Net Asset Value per Share, End of Period	$13.50		$12.61		$11.12
Total Return	10.16	% (2)	13.93%		11.47%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,927		$4,131		$5,444
Ratio of Expenses to Average Net Assets	1.37	% (3)	1.43	% (4)	1.45	% (4)
Ratio of Net Investment Income to Average Net Assets	0.20	% (3)	0.21%		0.05%
Portfolio Turnover Rate	22.15	% (2)	41.96%		29.68%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  Annualized.

(4)  The Investment Advisor paid the operating expenses of the Fund, including waiver of distribution fees, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.46% for the year ended October 31, 2006 and 2.19% for the period November 1, 2004 (Commencement of Operations) through October 31, 2005.

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007 (Unaudited)		February 6, 2006 (Commencement of Operations) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$20.28		$20.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.07)		(0.10)
Net Realized and Unrealized Gain on Investments	2.00		0.38
Total from Investment Operations	1.93		0.28
Net Asset Value per Share, End of Period	$22.21		$20.28
Total Return	9.52	% (2)	1.40	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,574		$7,387
Ratio of Expenses to Average Net Assets	1.39	% (4)	1.45	% (4)(5)
Ratio of Net Investment (Loss) to Average Net Assets	(0.63	)% (4)	(0.71	)% (4)
Portfolio Turnover Rate	15.77	% (2)	20.40	% (3)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  For the period February 6, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year's operating results.

(4)  Annualized.

(5)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 3.23% for the period from February 6, 2006 (Commencement of Operations) through October 31, 2006.

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2007 (Unaudited)		February 6, 2006 (Commencement of Operations) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$20.28		$20.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.07)		(0.10)
Net Realized and Unrealized Gain on Investments	1.99		0.38
Total from Investment Operations	1.92		0.28
Net Asset Value per Share, End of Period	$22.20		$20.28
Total Return	9.47	% (2)	1.40	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,536		$1,531
Ratio of Expenses to Average Net Assets (4)	1.43	% (5)	1.45	% (5)
Ratio of Net Investment (Loss) to Average Net Assets	(0.65	)% (5)	(0.71	)% (5)
Portfolio Turnover Rate	15.77	% (2)	20.40	% (3)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  For the period February 6, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year's operating results.

(4)  The Investment Advisor paid the operating expenses of the Fund, including waiver of the distribution fees, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.93% for the six months ended April 30, 2007 and 3.71% for the period from February 6, 2006 (Commencement of Operations) through October 31, 2006.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Opportunity Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007		Year Ended October 31,								December 1, 2001 through		Year Ended November 30,
	(Unaudited)		2006		2005		2004		2003		October 31, 2002		2001 (1)(5)
Net Asset Value per Share, Beginning of Period	$15.29		$13.63		$13.29		$12.00		$8.70		$10.41		$9.30
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	0.01	(2)	(0.01	) (2)	(0.03	) (2)	(0.06	) (2)	(0.04	) (2)	(0.03	) (2)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	0.93		2.30		1.29		1.43		3.34		(1.07)		1.43
Total from Investment Operations	0.94		2.29		1.26		1.37		3.30		(1.10)		1.40
Less Distributions:
Distributions from Net Realized Gain	(0.83)		(0.63)		(0.92)		(0.08)		—		(0.61)		(0.29)
Net Asset Value per Share, End of Period	$15.40		$15.29		$13.63		$13.29		$12.00		$8.70		$10.41
Total Return	6.38	% (3)	17.27%		9.54%		11.47%		37.93%		(11.36	)% (4)	15.38%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$27,874		$34,008		$31,180		$28,299		$23,417		$15,150		$10,055
Ratio of Expenses to Average Net Assets	1.15	% (5)	1.16%		1.24%		1.31%		1.40%		1.15	% (5)(6)	1.27%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.11	% (5)	(0.10)%		(0.22)%		(0.48)%		(0.41)%		(0.27	)% (5)	(0.35)%
Portfolio Turnover Rate	16.62	% (3)	48.81%		44.61%		51.62%		55.68%		41.83	% (4)	111.00%

(1)  Reflects the I Class of the former SG Cowen Opportunity Fund adjusted for the exchange.

(2)  Computed using average shares outstanding throughout the period.

(3)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(4)  For the period December 1, 2001 through October 31, 2002 and is not indicative of a full year's operating results.

(5)  Annualized.

(6)  For the period from December 17, 2001 (the merger date) through December 31, 2002, the Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed 1.17% of the Fund's average daily net assets as stipulated under the Merger Proxy Statement. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.31% for the period December 1, 2001 through October 31, 2002.

See accompanying notes to financial statements.

TCW Opportunity Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2007		Year Ended October 31,								December 1, 2001 through		Year Ended November 30,
	(Unaudited)		2006		2005		2004		2003		October 31, 2002		2001 (1)(6)
Net Asset Value per Share, Beginning of Period	$15.08		$13.49		$13.20		$11.96		$8.69		$10.43		$9.38
Income (Loss) from Investment Operations:
Net Investment (Loss)	(0.01	) (2)	(0.05	) (2)	(0.07	) (2)	(0.11	) (2)	(0.05	) (2)	(0.04	) (2)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	0.92		2.27		1.28		1.43		3.32		(1.09)		1.43
Total from Investment Operations	0.91		2.22		1.21		1.32		3.27		(1.13)		1.35
Less Distributions:
Distributions from Net Realized Gain	(0.83)		(0.63)		(0.92)		(0.08)		—		(0.61)		(0.30)
Net Asset Value per Share, End of Period	$15.16		$15.08		$13.49		$13.20		$11.96		$8.69		$10.43
Total Return	6.33	% (3)	16.92%		9.21%		11.09%		37.63%		(11.46	)% (4)	14.75%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$93,086		$91,085		$53,083		$36,392		$24,042		$19,551		$20,428
Ratio of Expenses to Average Net Assets	1.38	% (5)	1.43%		1.57%		1.65	% (6)	1.50	% (6)	1.31	% (5)(6)	1.59%
Ratio of Net Investment (Loss) to Average Net Assets	(0.12	)% (5)	(0.37)%		(0.54)%		(0.82)%		(0.51)%		(0.43	)% (5)	(0.68)%
Portfolio Turnover Rate	16.62	% (3)	48.81%		44.61%		51.62%		55.68%		41.83	% (4)	111.00%

(1)  Reflects the A Class of the former SG Cowen Opportunity Fund adjusted for the exchange.

(2)  Computed using average shares outstanding throughout the period.

(3)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(4)  For the period December 1, 2001 through October 31, 2002 and is not indicative of a full year's operating results.

(5)  Annualized.

(6)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. for the period beginning after January 1, 2003. The expense limitation is voluntary and is terminable on six months notice. For the period from December 17, 2001 (the merger date) through December 31, 2002, the operating expenses were limited to 1.32% of the Fund's average daily net assets as stipulated under the Merger Proxy Statement. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.69% and 1.79% for the years ended October 31, 2004 and 2003, respectively, and 1.78% for the period December 1, 2001 through October 31, 2002.

See accompanying notes to financial statements.

TCW Opportunity Fund

Financial Highlights — K Class

	Six Months Ended April 30, 2007		Year Ended October 31,			November 1, 2002 (Commencement of Offering of K Class Shares) through
	(Unaudited)		2006	2005	2004	October 31, 2003
Net Asset Value per Share, Beginning of Period	$15.20		$13.64	$13.37	$12.00	$8.70
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.03)		(0.10)	(0.11)	(0.02)	(0.04)
Net Realized and Unrealized Gain on Investments	0.91		2.29	1.30	1.39	3.34
Total from Investment Operations	0.88		2.19	1.19	1.37	3.30
Less Distributions:
Distributions from Net Realized Gain	(0.83)		(0.63)	(0.92)	—	—
Net Asset Value per Share, End of Period	$15.25		$15.20	$13.64	$13.37	$12.00
Total Return	6.14	% (2)	16.58%	8.85%	11.42%	37.93%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,769		$3,278	$2,192	$80	$— (3)
Ratio of Expenses to Average Net Assets (4)	1.75	% (5)	1.77%	1.89%	1.90%	1.35%
Ratio of Net Investment (Loss) to Average Net Assets	(0.46	)% (5)	(0.67)%	(0.84)%	(0.18)%	(0.45)%
Portfolio Turnover Rate	16.62	% (2)	48.81%	44.61%	51.62%	55.68%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  Amount rounds to less than $1 (in thousands).

(4)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. plus 0.25% of the Fund/Class average daily net assets. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 2.50% for the six months ended April 30, 2007, 2.42%, 3.24% and 1,300.23% for the years ended October 31, 2006, 2005 and 2004, respectively, and 1.86% for the period November 1, 2002 (Commencement of Offering of K Class Shares) through October 31, 2003.

(5)  Anuualized.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$19.17		$19.42	$17.79	$17.00	$11.73	$14.45
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.02)		(0.09)	(0.11)	(0.10)	(0.08)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	1.17		(0.16)	1.74	0.89	5.35	(2.64)
Total from Investment Operations	1.15		(0.25)	1.63	0.79	5.27	(2.72)
Less Distributions:
Distributions from Net Realized Gain	(0.17)		—	—	—	—	—
Net Asset Value per Share, End of Period	$20.15		$19.17	$19.42	$17.79	$17.00	$11.73
Total Return	6.05	% (2)	(1.29)%	9.16%	4.65%	44.93%	(18.82)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,060,066		$2,716,604	$3,041,961	$2,519,200	$1,946,180	$983,646
Ratio of Expenses to Average Net Assets	0.90	% (3)	0.89%	0.90%	0.86%	0.89%	0.86%
Ratio of Net Investment (Loss) to Average Net Assets	(0.21	)% (3)	(0.44)%	(0.59)%	(0.55)%	(0.56)%	(0.56)%
Portfolio Turnover Rate	14.69	% (2)	38.65%	16.32%	14.41%	22.16%	3.31%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$18.71		$19.00	$17.46	$16.75	$11.59	$14.32
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.05)		(0.14)	(0.16)	(0.15)	(0.13)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	1.14		(0.15)	1.70	0.86	5.29	(2.61)
Total from Investment Operations	1.09		(0.29)	1.54	0.71	5.16	(2.73)
Less Distributions:
Distributions from Net Realized Gain	(0.17)		—	—	—	—	—
Net Asset Value per Share, End of Period	$19.63		$18.71	$19.00	$17.46	$16.75	$11.59
Total Return	5.88	% (2)	(1.53)%	8.82%	4.24%	44.52%	(19.06)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$664,835		$975,971	$1,168,507	$1,215,148	$754,060	$281,539
Ratio of Expenses to Average Net Assets	1.21	% (3)	1.17%	1.21%	1.20%	1.25%	1.18%
Ratio of Net Investment (Loss) to Average Net Assets	(0.53	)% (3)	(0.71)%	(0.90)%	(0.89)%	(0.93)%	(0.88)%
Portfolio Turnover Rate	14.69	% (2)	38.65%	16.32%	14.41%	22.16%	3.31%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — K Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$18.83		$19.23	$17.76	$17.01	$11.73	$14.45
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.10)		(0.24)	(0.27)	(0.24)	(0.05)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	1.15		(0.16)	1.74	0.99	5.33	(2.65)
Total from Investment Operations	1.05		(0.40)	1.47	0.75	5.28	(2.72)
Less Distributions:
Distributions from Net Realized Gain	(0.17)		—	—	—	—	—
Net Asset Value per Share, End of Period	$19.71		$18.83	$19.23	$17.76	$17.01	$11.73
Total Return	5.63	% (2)	(2.08)%	8.28%	4.41%	45.01%	(18.82)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,467		$1,793	$1,199	$54	$— (3)	$— (3)
Ratio of Expenses to Average Net Assets (4)	1.69	% (5)	1.71%	1.75%	1.82%	1.62%	1.53%
Ratio of Net Investment (Loss) to Average Net Assets	(1.02	)% (5)	(1.27)%	(1.45)%	(1.35)%	(0.38)%	(0.47)%
Portfolio Turnover Rate	14.69	% (2)	38.65%	16.32%	14.41%	22.16%	3.31%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  Amounts round to less than $1 (in thousands).

(4)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. plus 0.25% of the Fund/Class average daily net assets. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 3.06% for the six months ended April 30, 2007 and 2.98%, 4.70%, 602.14%, 11,965.87% and 9,126.31% for the years ended October 31, 2006, 2005, 2004, 2003 and 2002, respectively.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$19.88		$16.56	$14.71	$14.74	$10.23	$15.28
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.08)		(0.13)	(0.17)	(0.10)	(0.13)	(0.16)
Net Realized and Unrealized Gain (Loss) on Investments	1.41		3.45	2.02	0.07	4.64	(4.89)
Total from Investment Operations	1.33		3.32	1.85	(0.03)	4.51	(5.05)
Net Asset Value per Share, End of Period	$21.21		$19.88	$16.56	$14.71	$14.74	$10.23
Total Return	6.69	% (2)	19.98%	12.64%	(0.20)%	44.08%	(33.05)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$30,796		$27,454	$26,881	$60,251	$97,783	$71,362
Ratio of Expenses to Average Net Assets	1.34	% (3)	1.40%	1.40%	1.20%	1.26%	1.19%
Ratio of Net Investment (Loss) to Average Net Assets	(0.77	)% (3)	(0.68)%	(1.10)%	(0.67)%	(1.13)%	(1.09)%
Portfolio Turnover Rate	35.38	% (2)	96.93%	76.33%	42.56%	84.70%	29.01%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$19.40		$16.22	$14.44	$14.53	$10.13	$15.16
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.11)		(0.17)	(0.22)	(0.15)	(0.18)	(0.19)
Net Realized and Unrealized Gain (Loss) on Investments	1.38		3.35	2.00	0.06	4.58	(4.84)
Total from Investment Operations	1.27		3.18	1.78	(0.09)	4.40	(5.03)
Net Asset Value per Share, End of Period	$20.67		$19.40	$16.22	$14.44	$14.53	$10.13
Total Return	6.55	% (2)	19.61%	12.33%	(0.62)%	43.43%	(33.22)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$30,029		$29,310	$31,617	$79,219	$81,834	$52,656
Ratio of Expenses to Average Net Assets	1.65	% (3)	1.66%	1.75%	1.60%	1.68%	1.47%
Ratio of Net Investment (Loss) to Average Net Assets	(1.09	)% (3)	(0.92)%	(1.44)%	(1.00)%	(1.55)%	(1.37)%
Portfolio Turnover Rate	35.38	% (2)	96.93%	76.33%	42.56%	84.70%	29.01%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Value Added Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006		2005		2004	2003		2002
Net Asset Value per Share, Beginning of Period	$14.41		$12.73		$13.59		$13.80	$8.43		$10.99
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.04)		(0.10)		(0.09)		(0.13)	(0.12)		(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	1.25		2.74		0.69		0.04	5.49		(2.40)
Total from Investment Operations	1.21		2.64		0.60		(0.09)	5.37		(2.53)
Less Distributions:
Distributions from Net Realized Gain	(1.98)		(0.96)		(1.46)		(0.12)	—		(0.03)
Net Asset Value per Share, End of Period	$13.64		$14.41		$12.73		$13.59	$13.80		$8.43
Total Return	9.23	% (2)	21.73%		3.60%		(0.64)%	63.70%		(23.12)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$25,898		$30,271		$28,478		$35,609	$34,924		$11,688
Ratio of Expenses to Average Net Assets	1.55	% (3)(4)	1.57	% (3)	1.62	% (3)	1.50%	1.61	% (3)	1.56	% (3)
Ratio of Net Investment (Loss) to Average Net Assets	(0.55	)% (4)	(0.74)%		(0.68)%		(0.91)%	(1.16)%		(1.14)%
Portfolio Turnover Rate	33.92	% (2)	74.91%		62.76%		71.97%	67.67%		72.35%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operation expenses, as a percentage of average net assets, would have been 1.72% for the six months ended April 30, 2007 and 1.73%, 1.72%, 1.64% and 1.89% for the years ended October 31, 2006, 2005, 2003 and 2002, respectively.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Value Added Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2007		Year Ended October 31,				May 1, 2002 (Commencement of Offering of N Class Shares) through
	(Unaudited)		2006	2005	2004	2003	October 31, 2002
Net Asset Value per Share, Beginning of Period	$17.17		$14.33	$13.71	$13.80	$8.43	$14.11
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.09)		(0.12)	—	(0.11)	(0.14)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	1.55		2.96	0.62	0.02	5.51	(5.63)
Total from Investment Operations	1.46		2.84	0.62	(0.09)	5.37	(5.68)
Less Distributions:
Distributions from Net Realized Gain	(1.98)		—	—	—	—	—
Net Asset Value per Share, End of Period	$16.65		$17.17	$14.33	$13.71	$13.80	$8.43
Total Return	9.20	% (2)	19.82%	4.45%	(0.65)%	63.70%	(40.26	)% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$95		$1	$— (4)	$— (4)	$— (4)	$—	(4)
Ratio of Expenses to Average Net Assets (5)	1.55	% (6)	1.56%	1.62%	1.67%	1.64%	1.48	% (6)
Ratio of Net Investment (Loss) to Average Net Assets	(1.04	)% (6)	(0.73)%	—%	(0.76)%	(1.34)%	(0.89	)% (6)
Portfolio Turnover Rate	33.92	% (2)	74.91%	62.76%	71.97%	67.67%	72.35	% (7)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  For the period May 1, 2002 (Commencement of Offering of N Class Shares) through October 31, 2002 and is not indicative of a full year's operating results.

(4)  Amounts round to less than $1 (in thousands).

(5)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 28.95% for the six months ended April 30, 2007, 4,180.98%, 7,697.12%, 6,789.72% and 11,978.69% for the years ended October 31, 2006, 2005, 2004 and 2003, respectively, and 10,222.16% for the period May 1, 2002 (Commencement of Offering of N Class Shares) through October 31, 2002.

(6)  Annualized.

(7)  Represents the Fund's turnover for the year ended October 31, 2002.

See accompanying notes to financial statements.

TCW Value Added Fund

Financial Highlights — K Class

	Six Months Ended April 30, 2007		Year Ended October 31,			November 1, 2002 (Commencement of Offering of K Class Shares) through
	(Unaudited)		2006	2005	2004	October 31, 2003
Net Asset Value per Share, Beginning of Period	$16.94		$14.33	$13.71	$13.80	$8.43
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.43)		(0.61)	—	(0.12)	(0.12)
Net Realized and Unrealized Gain on Investments	1.57		3.22	0.62	0.03	5.49
Total from Investment Operations	1.14		2.61	0.62	(0.09)	5.37
Net Asset Value per Share, End of Period	$18.08		$16.94	$14.33	$13.71	$13.80
Total Return	6.86	% (2)	18.07%	4.52%	(0.65)%	63.70%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands) (3)	$—		$—	$—	$—	$—
Ratio of Expenses to Average Net Assets (4)	1.80	% (5)	1.81%	1.87%	1.67%	1.64%
Ratio of Net Investment (Loss) to Average Net Assets	(4.93	)% (5)	(3.77)%	—%	(0.80)%	(1.19)%
Portfolio Turnover Rate	33.92	% (2)	74.91%	62.76%	71.97%	67.67%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  Amounts round to less than $1 (in thousands).

(4)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. plus 0.25% of the Fund/Class average daily net assets. The expense limitation is voluntary and is terminable on six months notice. Had such action not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 4,875.94% for the six months ended April 30, 2007, 5,363.32%, 4,166.09% and 1,816.03% for the years ended October 31, 2006, 2005 and 2004, respectively, and 2.59% for the period November 1, 2002 (Commencement of Offering of K Class Shares) through October 31, 2003.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$24.27		$22.15	$20.81	$19.27	$13.05	$15.94
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.01		0.08	0.01	(0.03)	(0.04)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	2.26		3.77	1.63	1.57	6.26	(2.67)
Total from Investment Operations	2.27		3.85	1.64	1.54	6.22	(2.73)
Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.04)	—	—	—	—
Distributions from Net Realized Gain	(2.15)		(1.69)	(0.30)	—	—	(0.16)
Total Distributions	(2.23)		(1.73)	(0.30)	—	—	(0.16)
Net Asset Value per Share, End of Period	$24.31		$24.27	$22.15	$20.81	$19.27	$13.05
Total Return	10.03	% (2)	18.16%	7.88%	7.99%	47.66%	(17.39)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$749,690		$800,060	$896,154	$842,560	$546,620	$274,297
Ratio of Expenses to Average Net Assets	0.95	% (3)	0.95%	0.92%	0.93%	0.98%	0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.09	% (3)	0.36%	(0.06)%	(0.14)%	(0.24)%	(0.34)%
Portfolio Turnover Rate	19.46	% (2)	73.48%	59.48%	46.33%	53.78%	84.85%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2007		Year Ended October 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value per Share, Beginning of Period	$23.85		$21.81	$20.56	$19.11	$12.99	$15.91
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.02)		0.02	(0.07)	(0.10)	(0.09)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	2.22		3.71	1.62	1.55	6.21	(2.66)
Total from Investment Operations	2.20		3.73	1.55	1.45	6.12	(2.76)
Less Distributions:
Distributions from Net Investment Income	(0.01)		—	—	—	—	—
Distributions from Net Realized Gain	(2.15)		(1.69)	(0.30)	—	—	(0.16)
Total Distributions	(2.16)		(1.69)	(0.30)	—	—	(0.16)
Net Asset Value per Share, End of Period	$23.89		$23.85	$21.81	$20.56	$19.11	$12.99
Total Return	9.89	% (2)	17.85%	7.53%	7.59%	47.11%	(17.61)%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$204,612		$191,179	$222,342	$313,913	$137,795	$82,884
Ratio of Expenses to Average Net Assets	1.24	% (3)	1.22%	1.27%	1.25%	1.33%	1.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.20	)% (3)	0.08%	(0.32)%	(0.47)%	(0.58)%	(0.62)%
Portfolio Turnover Rate	19.46	% (2)	73.48%	59.48%	46.33%	53.78%	84.85%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — K Class

	Six Months Ended April 30, 2007		Year Ended October 31,			November 1, 2002 (Commencement of Offering of K Class Shares) through
	(Unaudited)		2006	2005	2004	October 31, 2003
Net Asset Value per Share, Beginning of Period	$23.90		$21.96	$20.79	$19.27	$13.05
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.08)		(0.09)	(0.13)	(0.17)	(0.02)
Net Realized and Unrealized Gain on Investments	2.23		3.72	1.60	1.69	6.24
Total from Investment Operations	2.15		3.63	1.47	1.52	6.22
Less Distributions:
Distributions from Net Realized Gain	(2.15)		(1.69)	(0.30)	—	—
Net Asset Value per Share, End of Period	$23.90		$23.90	$21.96	$20.79	$19.27
Total Return	9.65	% (2)	17.30%	7.01%	7.89%	47.66%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,612		$8,001	$2,671	$470	$— (3)
Ratio of Expenses to Average Net Assets (4)	1.70	% (5)	1.71%	1.75%	1.79%	1.54%
Ratio of Net Investment (Loss) to Average Net Assets	(0.66	)% (5)	(0.41)%	(0.60)%	(0.85)%	(0.14)%
Portfolio Turnover Rate	19.46	% (2)	73.48%	59.48%	46.33%	53.78%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2007 and is not indicative of a full year's operating results.

(3)  Amount rounds to less than $1 (in thousands).

(4)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. plus 0.25% of the Fund/Class average daily net assets. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.89% for the six months ended April 30, 2007, 1.97%, 3.29% and 27.33% for the years ended 2006, 2005 and 2004, respectively, and 2.05% for the period November 1, 2002 (Commencement of Offering K Class Shares) through October 31, 2003.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Conservative LifePlan Fund

Financial Highlights — I Class

	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.13
Net Realized and Unrealized Gain on Investments	0.25
Total from Investment Operations	0.38
Less Distributions:
Distributions from Net Investment Income	(0.10)
Net Asset Value per Share, End of Period	$10.28
Total Return	3.80	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$361
Ratio of Expenses to Average Net Assets (3)(4)	1.08	% (5)
Ratio of Net Investment Income to Average Net Assets	2.77	% (5)
Portfolio Turnover Rate	10.09	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (Commencement of Operations) through April 30, 2007 and is not indicative of a full year's operating results.

(3)  The investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 5.78% for the period November 16, 2006 (Commencement of Operations) through April 30, 2007.

(4)  Does not include expenses of the underlying affiliated investment companies.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Conservative LifePlan Fund

Financial Highlights — N Class

	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.12
Net Realized and Unrealized Gain on Investments	0.26
Total from Investment Operations	0.38
Less Distributions:
Distributions from Net Investment Income	(0.10)
Net Asset Value per Share, End of Period	$10.28
Total Return	3.80	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$104
Ratio of Expenses to Average Net Assets (3)(4)	1.08	% (5)
Ratio of Net Investment Income to Average Net Assets	2.59	% (5)
Portfolio Turnover Rate	10.09	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (Commencement of Operations) through April 30, 2007 and is not indicative of a full year's operating results.

(3)  The investment Advisor paid the operating expenses of the Fund, including the waiver of distribution fees, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 9.82% for the period November 16, 2006 (Commencement of Operations) through April 30, 2007.

(4)  Does not include expenses of the underlying affiliated investment companies.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Moderate LifePlan Fund

Financial Highlights — I Class

	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.07
Net Realized and Unrealized Gain on Investments	0.40
Total from Investment Operations	0.47
Less Distributions:
Distributions from Net Investment Income	(0.08)
Net Asset Value per Share, End of Period	$10.39
Total Return	4.76	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$310
Ratio of Expenses to Average Net Assets (3)(4)	1.09	% (5)
Ratio of Net Investment Income to Average Net Assets	1.43	% (5)
Portfolio Turnover Rate	2.21	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (Commencement of Operations) through April 30, 2007 and is not indicative of full year's operating results.

(3)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 8.04% for the period November 16, 2006 (Commencement of Operations) through April 30, 2007.

(4)  Does not include expenses of the underlying affiliated investment companies.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Moderate LifePlan Fund

Financial Highlights — N Class

	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.07
Net Realized and Unrealized Gain on Investments	0.41
Total from Investment Operations	0.48
Less Distributions:
Distributions from Net Investment Income	(0.08)
Net Asset Value per Share, End of Period	$10.40
Total Return	4.86	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$105
Ratio of Expenses to Average Net Assets (3)(4)	1.09	% (5)
Ratio of Net Investment Income to Average Net Assets	1.46	% (5)
Portfolio Turnover Rate	2.21	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (Commencement of Operations) through April 30, 2007 and is not indicative of a full year's operating results.

(3)  The Investment Advisor paid the operating expenses of the Fund, including the waiver of distribution fees, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 10.10% for the period November 16, 2006 (Commencement of Operations) through April 30, 2007.

(4)  Does not include expenses of the underlying affiliated investment companies.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Aggressive LifePlan Fund

Financial Highlights — I Class

	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.01
Net Realized and Unrealized Gain on Investments	0.52
Total from Investment Operations	0.53
Less Distributions:
Distributions from Net Investment Income	(0.05)
Net Asset Value per Share, End of Period	$10.48
Total Return	5.33	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$110
Ratio of Expenses to Average Net Assets (3)(4)	1.19	% (5)
Ratio of Net Investment Income to Average Net Assets	0.27	% (5)
Portfolio Turnover Rate	2.92	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (Commencement of Operations) through April 30, 2007 and is not indicative of a full year's operating results.

(3)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of net assets, would have been 11.29% for the period November 16, 2006 (Commencement of Operations) through April 30, 2007.

(4)  Does not include expenses of the underlying affiliated investment companies.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Aggressive LifePlan Fund

Financial Highlights — N Class

	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.01
Net Realized and Unrealized Gain on Investments	0.52
Total from Investment Operations	0.53
Less Distributions:
Distributions from Net Investment Income	(0.05)
Net Asset Value per Share, End of Period	$10.48
Total Return	5.33	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$105
Ratio of Expenses to Average Net Assets (3)(4)	1.19	% (5)
Ratio of Net Investment Income to Average Net Assets	0.27	% (5)
Portfolio Turnover Rate	2.92	% (2)

(1)  Computer using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (Commencement of Operations) through April 30, 2007 and is not indicative of a full year's operating results.

(3)  The Investment Advisor paid the operating expenses of the Fund, including the waiver of distribution fees, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 12.52% for the period November 16, 2006 (Commencement of Operations) through April 30, 2007.

(4)  Does not include expenses of the underlying affiliated investment companies.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Global Aggressive LifePlan Fund

Financial Highlights — I Class

	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.03
Net Realized and Unrealized Gain on Investments	0.50
Total from Investment Operations	0.53
Less Distributions:
Distributions from Net Investment Income	(0.05)
Net Asset Value per Share, End of Period	$10.48
Total Return	5.31	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,076
Ratio of Expenses to Average Net Assets (3)(4)	1.21	% (5)
Ratio of Net Investment Income to Average Net Assets	0.60	% (5)
Portfolio Turnover Rate	1.57	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (Commencement of Operations) through April 30, 2007 and is not indicative of a full year's operating results.

(3)  The Investment Advisor paid the operating expenses of the Fund, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 6.41% for the period November 16, 2006 (Commencement of Operations) through April 30, 2007.

(4)  Does not include expenses of the underlying affiliated investment companies.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Global Aggressive LifePlan Fund

Financial Highlights — N Class

	November 16, 2006 (Commencement of Operations) through April 30, 2007 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (1)	0.03
Net Realized and Unrealized Gain on Investments	0.50
Total from Investment Operations	0.53
Less Distributions:
Distributions from Net Investment Income	(0.05)
Net Asset Value per Share, End of Period	$10.48
Total Return	5.30	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$105
Ratio of Expenses to Average Net Assets (3)(4)	1.21	% (5)
Ratio of Net Investment Income to Average Net Assets	0.60	% (5)
Portfolio Turnover Rate	1.57	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period November 16, 2006 (Commencement of Operations) through April 30, 2007 and is not indicative of a full year's operating results.

(3)  The Investment Advisor paid the operating expenses of the Fund, including the waiver of distribution fees, to the extent necessary to limit the annual operating expenses of the Fund to an amount not to exceed the trailing monthly expense ratio for comparable funds as reported by Lipper, Inc. The expense limitation is voluntary and is terminable on six months notice. Had such actions not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 11.44% for the period November 16, 2006 (Commencement of Operations) through April 30, 2007.

(4)  Does not include expenses of the underlying affiliated investment companies.

(5)  Annualized.

See accompanying notes to financial statements.

U.S. EQUITIES

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW Fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007 (unless indicated otherwise in the table below).

Actual Expenses The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2006 to April 30, 2007)
TCW Balanced Fund
I Class Shares
Actual	$1,000.00	$1,063.70	1.19%	$6.09
Hypothetical (5% return before expenses)	1,000.00	1,018.89	1.19%	5.96
N Class Shares
Actual	$1,000.00	$1,063.70	1.19%	$6.09
Hypothetical (5% return before expenses)	1,000.00	1,018.89	1.19%	5.96
TCW Diversified Value Fund
I Class Shares
Actual	$1,000.00	$1,083.40	0.87%	$4.49
Hypothetical (5% return before expenses)	1,000.00	1,020.48	0.87%	4.36
N Class Shares
Actual	$1,000.00	$1,082.20	1.11%	$5.73
Hypothetical (5% return before expenses)	1,000.00	1,019.29	1.11%	5.56
TCW Dividend Focused Fund
I Class Shares
Actual	$1,000.00	$1,097.60	0.84%	$4.37
Hypothetical (5% return before expenses)	1,000.00	1,020.63	0.84%	4.21
N Class Shares
Actual	$1,000.00	$1,095.90	1.13%	$5.87
Hypothetical (5% return before expenses)	1,000.00	1,019.19	1.13%	5.66
K Class Shares
Actual	$1,000.00	$1,094.30	1.60%	$8.31
Hypothetical (5% return before expenses)	1,000.00	1,016.86	1.60%	8.00

U.S. EQUITIES

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2006 to April 30, 2007)
TCW Equities Fund
I Class Shares
Actual	$1,000.00	$1,074.00	0.77%	$3.96
Hypothetical (5% return before expenses)	1,000.00	1,020.98	0.77%	3.86
N Class Shares
Actual	$1,000.00	$1,071.10	1.34%	$6.88
Hypothetical (5% return before expenses)	1,000.00	1,018.15	1.34%	6.71
K Class Shares
Actual	$1,000.00	$1,068.10	1.59%	$8.15
Hypothetical (5% return before expenses)	1,000.00	1,016.91	1.59%	7.95
TCW Focused Equities Fund
I Class Shares
Actual	$1,000.00	$1,072.80	1.22%	$6.27
Hypothetical (5% return before expenses)	1,000.00	1,018.74	1.22%	6.11
N Class Shares
Actual	$1,000.00	$1,072.80	1.25%	$6.42
Hypothetical (5% return before expenses)	1,000.00	1,018.60	1.25%	6.26
TCW Growth Equities Fund
I Class Shares
Actual	$1,000.00	$1,106.00	1.44%	$7.52
Hypothetical (5% return before expenses)	1,000.00	1,017.65	1.44%	7.20
N Class Shares
Actual	$1,000.00	$1,106.00	1.55%	$8.09
Hypothetical (5% return before expenses)	1,000.00	1,017.11	1.55%	7.75
TCW Growth Insights Fund
N Class Shares
Actual	$1,000.00	$1,036.20	1.53%	$7.72
Hypothetical (5% return before expenses)	1,000.00	1,017.21	1.53%	7.65
TCW Large Cap Core Fund
I Class Shares
Actual	$1,000.00	$1,104.00	1.02%	$5.32
Hypothetical (5% return before expenses)	1,000.00	1,019.74	1.02%	5.11
N Class Shares
Actual	$1,000.00	$1,101.60	1.37%	$7.14
Hypothetical (5% return before expenses)	1,000.00	1,018.00	1.37%	6.85
TCW Large Cap Growth Fund
I Class Shares
Actual	$1,000.00	$1,095.20	1.39%	$7.22
Hypothetical (5% return before expenses)	1,000.00	1,017.90	1.39%	6.95
N Class Shares
Actual	$1,000.00	$1,094.70	1.43%	$7.43
Hypothetical (5% return before expenses)	1,000.00	1,017.70	1.43%	7.15

U.S. EQUITIES

TCW Funds, Inc.

TCW Funds, Inc.	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2006 to April 30, 2007)
TCW Opportunity Fund
I Class Shares
Actual	$1,000.00	$1,063.80	1.15%	$5.88
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76
N Class Shares
Actual	$1,000.00	$1,063.30	1.38%	$7.06
Hypothetical (5% return before expenses)	1,000.00	1,017.95	1.38%	6.90
K Class Shares
Actual	$1,000.00	$1,061.40	1.75%	$8.94
Hypothetical (5% return before expenses)	1,000.00	1,016.12	1.75%	8.75
TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$1,060.50	0.90%	$4.60
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51
N Class Shares
Actual	$1,000.00	$1,058.80	1.21%	$6.18
Hypothetical (5% return before expenses)	1,000.00	1,018.79	1.21%	6.06
K Class Shares
Actual	$1,000.00	$1,056.30	1.69%	$8.62
Hypothetical (5% return before expenses)	1,000.00	1,016.41	1.69%	8.45
TCW Small Cap Growth Fund
I Class Shares
Actual	$1,000.00	$1,066.90	1.34%	$6.87
Hypothetical (5% return before expenses)	1,000.00	1,018.15	1.34%	6.71
N Class Shares
Actual	$1,000.00	$1,065.50	1.65%	$8.45
Hypothetical (5% return before expenses)	1,000.00	1,016.61	1.65%	8.25
TCW Value Added Fund
I Class Shares
Actual	$1,000.00	$1,092.30	1.55%	$8.04
Hypothetical (5% return before expenses)	1,000.00	1,017.11	1.55%	7.75
N Class Shares
Actual	$1,000.00	$1,092.00	1.55%	$8.04
Hypothetical (5% return before expenses)	1,000.00	1,017.11	1.55%	7.75
K Class Shares
Actual	$1,000.00	$1,068.60	1.80%	$9.23
Hypothetical (5% return before expenses)	1,000.00	1015.87	1.80%	9.00
TCW Value Opportunities Fund
I Class Shares
Actual	$1,000.00	$1,100.30	0.95%	$4.95
Hypothetical (5% return before expenses)	1,000.00	1,020.08	0.95%	4.76

U.S. EQUITIES

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2006 to April 30, 2007)
N Class Shares
Actual	$1,000.00	$1,098.90	1.24%		$6.45
Hypothetical (5% return before expenses)	1,000.00	1,018.65	1.24%		6.21
K Class Shares
Actual	$1,000.00	$1,096.50	1.70%		$8.84
Hypothetical (5% return before expenses)	1,000.00	1,016.36	1.70%		8.50
TCW Conservative LifePlan Fund (1)
I Class Shares
Actual	$1,000.00	$1,038.00	1.08	% (2)	$5.01
Hypothetical (5% return before expenses)	1,000.00	1,017.83	1.08	% (2)	4.96
N Class Shares
Actual	$1,000.00	$1,038.00	1.08	% (2)	$5.01
Hypothetical (5% return before expenses)	1,000.00	1,017.83	1.08	% (2)	4.96
TCW Moderate LifePlan Fund (1)
I Class Shares
Actual	$1,000.00	$1,047.60	1.09	% (2)	$5.08
Hypothetical (5% return before expenses)	1,000.00	1,017.78	1.09	% (2)	5.00
N Class Shares
Actual	$1,000.00	$1,048.60	1.09	% (2)	$5.08
Hypothetical (5% return before expenses)	1,000.00	1,017.78	1.09	% (2)	5.00
TCW Aggressive LifePlan Fund (1)
I Class Shares
Actual	$1,000.00	$1,053.30	1.19	% (2)	$6.06
Hypothetical (5% return before expenses)	1,000.00	1,018.89	1.19	% (2)	5.96
N Class Shares
Actual	$1,000.00	$1,053.30	1.19	% (2)	$6.06
Hypothetical (5% return before expenses)	1,000.00	1,018.89	1.19	% (2)	5.96
TCW Global Aggressive LifePlan Fund (1)
I Class Shares
Actual	$1,000.00	$1,053.10	1.21	% (2)	$5.65
Hypothetical (5% return before expenses)	1,000.00	1,017.24	1.21	% (2)	5.55
N Class Shares
Actual	$1,000.00	$1,053.00	1.21	% (2)	$5.65
Hypothetical (5% return before expenses)	1,000.00	1,017.24	1.21	% (2)	5.55

(1)  The Fund commenced operations on November 16, 2006. Actual expenses and hypothetical examples are based on an investment of $1,000 invested on November 16, 2006 and held for the entire period from November 16, 2006 to April 30, 2007.

(2)  Does not include expenses of the underlying affiliated investments.

U.S. EQUITIES

TCW Funds, Inc.

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

1.  By going to the SEC website at http://www.sec.gov.; or

2.  By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

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Investment Advisor

TCW Investment Management Company

865 South Figueroa Street

Los Angeles, California 90017

(800) FUND-TCW

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

Independent Auditors

Deloitte & Touche, LLP

350 South Grand Avenue

Los Angeles, California 90071

Custodian & Administrator

Investors Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Distributor

TCW Brokerage Services

865 South Figueroa Street

Los Angeles, California 90017

Directors

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

Richard W. Call

Director

Matthew K. Fong

Director

John A. Gavin

Director

Thomas E. Larkin, Jr.

Director

Charles A. Parker

Director

Marc I. Stern

Director

Officers

Alvin R. Albe, Jr.

President and Chief Executive Officer

Charles W. Baldiswieler

Senior Vice President

Michael E. Cahill

Senior Vice President,

General Counsel and Assistant Secretary

David S. DeVito

Treasurer and Chief Financial Officer

Philip K. Holl

Secretary and Associate General Counsel

Hilary G.D. Lord

Senior Vice President and Chief Compliance Officer

Ronald R. Redell

Senior Vice President

George N. Winn

Assistant Treasurer

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

1-800-FUND-TCW

(800-386-3829)

www.tcwfunds.com

FUNDsarEQ0407

Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)          The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 11		Exhibits.

		(a)(1)	Not applicable.

(a)(2)

Separate certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached.

EX-99.CERT-Section 302 Certifications (filed herewith).

		(a)(3)	Not applicable.

	(b	)

Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached.  These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and are not being filed as part of the Form N-CSR with the Commission.

EX-99.906.CERT – Section 906 Certification (filed herewith)

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	July 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr.
Chief Executive Officer

Date	July 3, 2007

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	July 3, 2007

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